                                                      1933 Act File No. 33-20673
                                                      1940 Act File No. 811-5514

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ------

    Pre-Effective Amendment No.
                                --------                          ------

    Post-Effective Amendment No. 63 ........................        X
                                ----                              ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  ------

    Amendment No. 64 .......................................        X
                 ----                                             ------

                               MTB GROUP OF FUNDS
                            (Variable Annuity Funds)

               (Exact Name of Registrant as Specified in Charter)

            5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire
                                 Reed Smith LLP
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 X  immediately upon filing pursuant to paragraph (b)
    on ______________ pursuant to paragraph (b)(1)(iii)
    60 days after filing pursuant to paragraph (a) (i)
    on ______________ pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on April 28, 2005 pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                         Copy to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

[Logo of MTB Group of Funds]

April 30, 2005 : PROSPECTUS

Introduction – Information Common to All Portfolios

Each portfolio (each, a “Fund”) of MTB Group of Funds (the “Trust”) is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment advisor invests each Fund’s assets in a way that he or she believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The investment advisor’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

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Contents
Fund Goals, Strategies,
Risks and Performance	1
MTB Managed Allocation Fund –
Conservative Growth II	3
MTB Managed Allocation Fund–
Moderate Growth II	6
MTB Managed Allocation Fund–
Aggressive Growth II	9
MTB Large Cap Value Fund II	14
MTB Large Cap Growth Fund II	16
Principal Securities of the Funds	18
Other Investment Strategies	22
Specific Risks of Investing in the Funds	22
How are Shares Priced?	24
How are the Funds Sold?	25
How to Purchase, Redeem and
Exchange Shares	26
Account and Share Information	27
Who Manages the Funds?	28
Financial Information	30
How to Obtain More Information
About MTB Funds	32

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Managed by MTB Investment Advisors, Inc. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MTB Funds • Are NOT FDIC Insured • Have No Bank Guarantee • May Lose Value

FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

This prospectus of the MTB Group of Funds (Trust) offers shares of MTB Managed Allocation Fund – Conservative Growth II (Conservative Growth Fund II), MTB Managed Allocation Fund – Moderate Growth II (Moderate Growth Fund II), MTB Managed Allocation Fund – Aggressive Growth II (Aggressive Growth Fund II), MTB Large Cap Value Fund II (Large Cap Value Fund II) and MTB Large Cap Growth Fund II (Large Cap Growth Fund II) (Fund, or Funds), each of which is a portfolio of the Trust. The Funds are managed by MTB Investment Advisors, Inc. (Advisor). Effective December 8, 2004, Large Cap Value Fund II is sub-advised by NWQ Investment Management Company LLC.

Currently, shares of the Funds may be sold only to separate accounts of insurance companies to serve as the investment medium for variable annuity contracts and variable life insurance policies issued by the insurance companies.

The separate accounts invest in the Funds in accordance with allocation instructions received from owners of annuity contracts. Such allocation rights are described further in the prospectus for the separate account. The Funds are subject to investment limitations that do not apply to other mutual funds available directly to the general public. Therefore, any comparison of these two types of mutual funds may not be appropriate.

This prospectus contains the information you should read and know before you invest in the Funds. Keep this prospectus for future reference.

This prospectus should be accompanied by the prospectus for such a variable annuity contract or variable life insurance policy.

The Fees and Expenses tables and the Examples that follow them relate exclusively to the Funds’ Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher. The share performance reflected in the Performance Information (Performance Bar Chart and Table), and the Financial Highlights does not reflect any charges or expenses that would be imposed under a variable insurance product contract. Were the effect of such charges to be included, Share performance would be lower.

The Shares of the Funds offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

MTB MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH II

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CUSIP: 55376V820

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Goal

To seek capital appreciation and income.

Strategy

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The Fund seeks to achieve its objective by investing in a combination of underlying MTB Funds (Underlying Funds) managed by the Advisor. The Fund’s assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund’s goal based upon the Advisor’s view of economic conditions. The largest allocations normally are to Underlying Funds that invest primarily in Fixed Income Securities (Underlying Fixed Income Funds), but at times the amount allocated to Underlying Funds that invest primarily in Equity Securities (Underlying Equity Funds) and money market funds (Underlying Money Market Funds) can be higher than the amount in Underlying Fixed Income Funds. Each Underlying Equity Fund employs a growth, value or balanced style of investing and, together, the Underlying Equity Funds invest in companies representing a wide range of market capitalizations. For further information regarding the Underlying Funds, see “Summary of Goals, Strategies, and Risks of the Underlying Funds”.


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Certain of the Underlying Funds invest in Foreign Securities and below investment grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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The Fund currently plans to invest in shares of the following Underlying Funds within the percentage ranges indicated:

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INVESTMENT RANGE
(Percentage of the Managed Allocation Fund –
ASSET CLASS	Conservative Growth II Assets)

MONEY MARKET FUNDS	0-50%
U.S. Treasury Money Market Fund
Prime Money Market Fund
Money Market Fund

FIXED INCOME FUNDS	35-70%
Short Duration Government Bond Fund
U.S. Government Bond Fund
Intermediate-Term Bond Fund
Income Fund
Short-Term Corporate Bond Fund

EQUITY FUNDS	5-35%
Large Cap Value Fund
Large Cap Stock Fund
Large Cap Growth Fund
Mid Cap Stock Fund
Small Cap Stock Fund
International Equity Fund
Small Cap Growth Fund
Mid Cap Growth Fund
Equity Income Fund

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Risks

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Equity Securities involve stock market risk, risks related to investing for growth and/or value, and risks related to company size. Fixed Income Securities involve interest rate risks, credit risks, call risks, and prepayment risks. Foreign Securities involve risks of foreign investing, and junk bonds involve risks associated with non-investment grade securities. Following are the principal risks associated with an investment in the Fund:

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  Stock Market Risk – The risk posed by the fact that the values of equity securities rise and fall.
  Risks Related to Investing for Growth – Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
  Risks Related to Investing for Value – Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
  Risk Related to Company Size – The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.
  Interest Rate Risks – The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.

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  Risks associated with Non-Investment Grade Securities – Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

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  Credit Risks – The possibility than an issuer will default on a security by failing to pay interest or principal when due.
  Call Risks – The possibility than an issuer may redeem a fixed income security before maturity at a price below its current market price.
  Prepayment Risks – The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.
  Risks of Foreign Investing – Foreign economic, political or regulatory conditions may be less favorable than those of the United States.
  Expenses of Investing in Other Funds – Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Performance Information

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Risk/Return Bar Chart and Average Annual Total Return Table

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A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses

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Note: The table below and the Example that follows it relate exclusively to the Fund’s Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.


This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

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Shareholder Fees
The Fund

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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The Fund

Management Fee(1)	0.25%

Distribution (12b-1) Fee	0.25%

Shareholder Services Fee	0.10%

Other Expenses	1.60%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)(2)	2.20%

Fee Waivers and/or Expense Reimbursements(1)	1.46%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense
reimbursements)(1)	0.74%

(1)	The Advisor has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expenses to not more than 0.74% of the Fund’s average daily net assets, for the period starting from May 1, 2005 through April 30, 2006.
(2)	The Fund’s shareholders indirectly bear the expenses of the Underlying Funds in which the Fund invests. The Fund’s indirect expense from investing in the Underlying Funds varies, based upon the average allocation of the Fund’s investment in the Underlying Funds and upon the actual total operating expenses of the Underlying Funds (including any current waivers and expense limitations), all of which will vary from time to time. For the six months ended October 31, 2004 (the semi-fiscal year period of the Underlying Funds), the ranges of such total operating expenses of the Underlying Funds, by category, were as follows: Money Market Funds: 0.41% to 0.60%; Fixed Income Funds: 0.68% to 0.86%; and Equity Funds: 1.00% to 1.55%.

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Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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

	1 Year	3 Years
Fund with waivers in place	$76	$547
If waivers had not been
in place	$223	$688


MTB MANAGED ALLOCATION FUND – MODERATE GROWTH II

CUSIP: 55376T577

Goal

To seek capital appreciation and, secondarily, income.

Strategy

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The Fund seeks to achieve its objective by investing in a combination of underlying MTB Funds (Underlying Funds) managed by the Advisor. The Fund’s assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund’s goal based upon the Advisor’s view of economic conditions. The largest allocations normally are to Underlying Funds that invest primarily in equity securities (Underlying Equity Funds), but at times the amount allocated to Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and money market funds (Underlying Money Market Funds) can be higher than the amount in equities. Each Underlying Equity Fund employs a growth, value or balanced style of investing and, together, the Underlying Equity Funds invest in companies representing a wide range of market capitalizations. For further information regarding the Underlying Funds, see “Summary of Goals, Strategies, and Risks of the Underlying Funds”.



Certain of the Underlying Funds invest in Foreign Securities and below investment grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.


The Fund currently plans to invest in shares of the following Underlying Funds within the percentage ranges indicated:

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INVESTMENT RANGE
(Percentage of the Managed Allocation Fund –
ASSET CLASS	Moderate Growth II Assets)
MONEY MARKET FUNDS	0-45%
U.S. Treasury Money Market Fund
Prime Money Market Fund
Money Market Fund

FIXED INCOME FUNDS	15-50%
Short Duration Government Bond Fund
U.S. Government Bond Fund
Intermediate-Term Bond Fund
Income Fund
Short-Term Corporate Bond Fund

EQUITY FUNDS	40-70%
Large Cap Value Fund
Large Cap Stock Fund
Large Cap Growth Fund
Mid Cap Stock Fund
Small Cap Stock Fund
International Equity Fund
Small Cap Growth Fund
Mid Cap Growth Fund
Equity Income Fund


Risks

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Equity Securities involve stock market risk, risks related to investing for growth and/or value, and risks related to company size. Fixed Income Securities involve interest rate risks, credit risks, call risks, and prepayment risks. Foreign Securities involve risks of foreign investing, and junk bonds involve risks associated with non-investment grade securities. Following are the principal risks associated with an investment in the Fund:


  Stock Market Risk – The risk posed by the fact that the values of equity securities rise and fall.
  Risks Related to Investing for Growth – Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
  Risks Related to Investing for Value – Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
  Risk Related to Company Size – The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.
  Interest Rate Risks – The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.
  Credit Risks – The possibility than an issuer will default on a security by failing to pay interest or principal when due.


  Risks associated with Non-Investment Grade Securities – Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.


  Call Risks – The possibility than an issuer may redeem a fixed income security before maturity at a price below its current market price.
  Prepayment Risks – The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.
  Risks of Foreign Investing – Foreign economic, political or regulatory conditions may be less favorable than those of the United States.
  Expenses of Investing in Other Funds – Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Performance Information

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Risk/Return Bar Chart and Average Annual Total Return Table

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance is no guarantee of future results.

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Risk/Return Bar Chart

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Best Quarter 10.01% (6/30/2003)

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Worst Quarter (2.10)% (3/31/2003)

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The Fund’s Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns would have been lower.

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The Fund’s total return for the three-month period from January 1, 2005 to March 31, 2005 was (1.84)%.

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Average Annual Total Return Table

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Return Before Taxes is shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500) and Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. Index returns shown do not reflect taxes, sales charge, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2004)

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		Start of
	1 Year	Performance(1)

Return Before Taxes	5.94%	5.95%

S&P 500	10.88%	8.27%

LBAB	4.34%	5.80%

(1) The Fund’s start of performance date was June 17, 2002.

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Fees and Expenses

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Note: The table below and the Example that follows it relate exclusively to the Fund’s Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.


This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees

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The Fund

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

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The Fund

Management Fee(1)	0.25%

Distribution (12b-1) Fee	0.25%

Shareholder Services Fee	0.10%

Other Expenses	0.30%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)(2)	0.90%

Fee Waivers and/or Expense Reimbursements(1)	0.16%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense
reimbursements)(1)	0.74%

(1)	The Advisor has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expenses to not more than 0.74% of the Fund’s average daily net assets, for the period starting from May 1, 2005 through April 30, 2006.
(2)	The Fund’s shareholders indirectly bear the expenses of the Underlying Funds in which the Fund invests. The Fund’s indirect expense from investing in the Underlying Funds varies, based upon the average allocation of the Fund’s investment in the Underlying Funds and upon the actual total operating expenses of the Underlying Funds (including any current waivers and expense limitations), all of which will vary from time to time. For the six months ended October 31, 2004 (the semi-fiscal year period of the Underlying Funds), the ranges of such total operating expenses of the Underlying Funds, by category, were as follows: Money Market Funds: 0.41% to 0.60%; Fixed Income Funds: 0.68% to 0.86%; and Equity Funds: 1.00% to 1.55%.


Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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

	1 Year	3 Years	5 Years	10 Years
Fund with waivers
in place	$76	$271	$483	$1,093
If waivers had not been
in place	$92	$287	$498	$1,108


MTB MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH II


CUSIP: 55376V812

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Goal

To seek capital appreciation.

Strategy


The Fund seeks to achieve its objective by investing in a combination of underlying MTB Funds (Underlying Funds) managed by the Advisor. The Fund’s assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund’s goal based upon the Advisor’s view of economic conditions. The largest allocations normally are to Underlying Equity Funds. Each Underlying Equity Fund employs a growth, value or balanced style of investing and, together, the Underlying Equity Funds invest in companies representing a wide range of market capitalizations. For further information regarding the Underlying Funds, see “Summary of Goals, Strategies, and Risks of the Underlying Funds”.



Certain of the Underlying Funds invest in Foreign Securities and below investment grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.


The Fund currently plans to invest in shares of the following Underlying Funds within the percentage ranges indicated:

INVESTMENT RANGE
(Percentage of the Managed Allocation Fund –
ASSET CLASS	Aggressive Growth II Assets)
MONEY MARKET FUNDS	0-20%
U.S. Treasury Money Market Fund
Prime Money Market Fund
Money Market Fund

FIXED INCOME FUNDS	0-30%
Short Duration Government Bond Fund
U.S. Government Bond Fund
Intermediate-Term Bond Fund
Income Fund
Short-Term Corporate Bond Fund

EQUITY FUNDS	70-100%
Large Cap Value Fund
Large Cap Stock Fund
Large Cap Growth Fund
Mid Cap Stock Fund
Small Cap Stock Fund
International Equity Fund
Small Cap Growth Fund
Mid Cap Growth Fund
Equity Income Fund

Risks

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Equity Securities involve stock market risk, risks related to investing for growth and/or value, and risks related to company size. Fixed Income Securities involve interest rate risks, credit risks, call risks, and prepayment risks. Foreign Securities involve risks of foreign investing, and junk bonds involve risks associated with non-investment grade securities. Following are the principal risks associated with an investment in the Fund:


  Stock Market Risk – The risk posed by the fact that the values of equity securities rise and fall.
  Risks Related to Investing for Growth – Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
  Risks Related to Investing for Value – Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
  Risk Related to Company Size – The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.
  Interest Rate Risks – The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.
  Credit Risks – The possibility than an issuer will default on a security by failing to pay interest or principal when due.


  Risks associated with Non-Investment Grade Securities – Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.


  Call Risks – The possibility than an issuer may redeem a fixed income security before maturity at a price below its current market price.
  Prepayment Risks – The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.
  Risks of Foreign Investing – Foreign economic, political or regulatory conditions may be less favorable than those of the United States.
  Expenses of Investing in Other Funds – Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Performance Information


Risk/Return Bar Chart and Average Annual Total Return Table


A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses


Note: The table below and the Example that follows it relate exclusively to the Fund’s Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.


This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees


The Fund

Fees Paid Directly From Your Investment	None


Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)


The Fund

Management Fee(1)	0.25%

Distribution (12b-1) Fee	0.25%

Shareholder Services Fee	0.10%

Other Expenses	1.60%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)(2)	2.20%

Fee Waivers and/or Expense Reimbursements(1)	1.46%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense
reimbursements)(1)	0.74%

(1)	The Advisor has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expenses to not more than 0.74% of the Fund’s average daily net assets, for the period starting from May 1, 2005 through April 30, 2006.
(2)	The Fund’s shareholders indirectly bear the expenses of the Underlying Funds in which the Fund invests. The Fund’s indirect expense from investing in the Underlying Funds varies, based upon the average allocation of the Fund’s investment in the Underlying Funds and upon the actual total operating expenses of the Underlying Funds (including any current waivers and expense limitations), all of which will vary from time to time. For the six months ended October 31, 2004 (the semi-fiscal year period of the Underlying Funds), the ranges of such total operating expenses of the Underlying Funds, by category, were as follows: Money Market Funds: 0.41% to 0.60%; Fixed Income Funds: 0.68% to 0.86%; and Equity Funds: 1.00% to 1.55%.

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Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years
Fund with waivers in place	$76	$547
If waivers had not been
in place	$223	$688

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Summary of Goals, Strategies and Risks of the Underlying Funds

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A summary of the goals, strategies and risks of the Underlying Funds is set forth below. Capitalized terms are defined under the captions “Principal Securities of the Funds” and “Specific Risks of Investing in the Funds.” Additional information on each Underlying Fund can be found in the other MTB Funds prospectuses, which are available by calling (800) 836-2211. Each Underlying Fund is available for investment directly by the general public.

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Underlying Money Market Funds

Goals. The goal of each Underlying Money Market Fund is to seek current income with liquidity and stability of principal by investing in high quality money market instruments. Each Underlying Money Market Fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions.

Strategies. U.S. Treasury Money Market Fund invests primarily in Treasury Securities and Repurchase Agreements secured by Treasury Securities. Prime Money Market Fund may invest primarily in Bank Instruments, Corporate Debt Securities, Municipal Securities, Variable Rate Demand Instruments, Mortgage-Backed Securities, Asset-Backed Securities, Treasury Securities, Agency Securities and Repurchase Agreements. Money Market Fund invests primarily in Treasury Securities, Agency Securities, Corporate Debt Securities and Bank Instruments. Each of these Funds may engage in Securities Lending.

Risks. The principal risks applicable to Underlying Money Market Funds are, in the case of U.S. Treasury Money Market Fund, Interest Rate Risks and Call Risks; and in the case of Prime Money Market Fund and Money Market Fund, Interest Rate Risks, Call Risks, Credit Risks, Prepayment Risks and Risks of Foreign Investing.

Underlying Fixed Income Funds

Goals. The goal of each Underlying Fixed Income Fund is to seek current income. Capital appreciation is a secondary goal of Intermediate-Term Bond Fund and U.S. Government Bond Fund, while preservation of capital is a secondary goal of Short Duration Government Bond Fund. Capital growth is a secondary goal of the Income Fund.

Strategies – Principal Securities. Intermediate-Term Bond Fund, Income Fund and Short-Term Corporate Bond Fund may invest primarily in Treasury Securities, Agency Securities, Corporate Debt Securities, Mortgage-Backed Securities, Collateralized Mortgage Obligations, Asset-Backed Securities and Bank Instruments. Short Duration Government Bond Fund and U.S. Government Bond Fund may invest primarily in Treasury Securities and Agency Securities. Each of these Funds may engage in Securities Lending.

Strategies – Duration/Maturity. Under normal market conditions, each of the Underlying Fixed Income Funds seek to maintain certain duration or dollar-weighted average maturity ranges. Short Duration Government Bond Fund seeks to maintain an average duration of less than three years. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Intermediate-Term Bond Fund seeks to maintain a dollar-weighted average maturity of 3 to 10 years. U.S. Government Bond Fund will invest primarily in fixed income securities having maturities greater than one year. Income Fund seeks to maintain a dollar-weighted average maturity of 4 to 20 years. Short-Term Corporate Bond Fund seeks to maintain a dollar-weighted average maturity of no more than 3 years.

Risks. The principal risks applicable to Underlying Fixed Income Funds are Interest Rate Risks, Credit Risks, Call Risks, Prepayment Risks and Risks Associated with Non-Investment Grade Securities.

Underlying Equity Funds

Goals. The goal of each Underlying Equity Fund is to provide capital appreciation, although the primary goal, in the case of Large Cap Value Fund, and the secondary goal, in the case of Mid Cap Stock Fund, is current income.

Strategies – Principal Securities. Each Underlying Equity Fund invests primarily in Equity Securities and Convertible Securities, which, in the case of International Equity Fund, include primarily Foreign Securities.

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Strategies – Market Capitalization. Large Cap Growth Fund, Large Cap Value Fund and Large Cap Stock Fund each invests primarily in “large cap” securities of companies that have a market capitalization at time of purchase within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500 Index. As of December 31, 2004 the smallest company in the index had a market capitalization of $750.0 million, the largest company in the index had a market capitalization of $385.9 billion, and the weighted average market capitalization in the index was $22.6 billion. The capitalization range is as of December 31, 2004, and is subject to change. Mid Cap Stock Fund and Mid Cap Growth Fund invest primarily in “mid cap” securities of companies that have a market capitalization at time of purchase within the market capitalization range of companies in recognized independent mid-cap indexes such as the S&P Mid Cap 400 Index and the Russell Mid Cap Index. As of December 31, 2004, the smallest company in the S&P Mid Cap 400 Index had a market capitalization of $340.0 million, the largest company in the S&P Mid Cap 400 Index had a market capitalization of $9.4 billion, and the weighted average market capitalization of the S&P Mid Cap 400 Index was $2.7 billion. As of December 31, 2004, the smallest company in the Russell Mid Cap Index had a market capitalization of $1.6 billion, the largest company in the Russell Mid Cap Index had a market capitalization of $12.3 billion, and the weighted average market capitalization of the Russell Mid Cap Index was $4.2 billion. The capitalization ranges are as of December 31, 2004, and are subject to change. Small Cap Stock Fund and Small Cap Growth Fund invest primarily in “small cap” securities of companies that have a market capitalization under $2 billion at time of purchase within the market capitalization range of companies in recognized independent small-cap indexes such as the S&P 600 Index and the Russell 2000 Index. As of December 31, 2004, the smallest company in the S&P 600 Index had a market capitalization of $70.0 million, the largest company in the S&P 600 Index had a market capitalization of $4.9 billion, and the weighted average market capitalization in the S&P 600 Index was $880.0 million. As of December 31, 2004, the smallest company in the Russell 2000 Index had a market capitalization of $175.8 million, the largest company in the Russell 2000 Index had a market capitalization of $1.6 billion, and the weighted average market capitalization in the Russell 2000 Index was $607.1 million. The capitalization ranges are as of December 31, 2004, and are subject to change.

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Strategies – Style Orientation. International Equity Fund, Large Cap Value Fund and Equity Income Fund use a “value” oriented approach, seeking companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measures. Large Cap Growth Fund, Small Cap Growth Fund and Mid Cap Growth Fund use a “growth” oriented approach, seeking stocks with high earnings growth which, in the opinion of the Advisor, will lead to appreciation in stock price. Small Cap Stock Fund, Mid Cap Stock Fund and Large Cap Stock Fund use a “blended” oriented approach, using a growth-based strategy or value-based strategy (or both), as market conditions dictate.

Risks. The principal risks applicable to Underlying Equity Funds are Stock Market Risks, Risks Related to Investing for Growth, Risks Related to Investing for Value, Risks Related to Company Size and Risks of Foreign Investing.

Advisor’s Potential Conflict

In managing the three Managed Allocation Funds, the Advisor has the authority to select and substitute the Underlying Funds in which each Managed Allocation Fund will invest. The Advisor is subject to conflict of interest in allocating Managed Allocation Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. The Trustees and officers may also have conflicting interests in fulfilling their fiduciary duties to both the Managed Allocation Funds and Underlying Funds.

MTB LARGE CAP VALUE FUND II

CUSIP: 55376T650

Goal

To provide capital appreciation. Current income is a secondary, non-fundamental consideration.

Strategy

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The Fund invests, under normal market conditions, at least 80% of the value of its net assets plus the amount of borrowings for investment purposes in a diversified portfolio of equity securities (primarily common stocks) of U.S. companies with market capitalizations at time of purchase within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500 Index. As of December 31, 2004 the smallest company in the index had a market capitalization of $750.0 million, the largest company in the index had a market capitalization of $385.9 billion, and the weighted average market capitalization in the index was $22.6 billion. The capitalization range is as of December 31, 2004, and is subject to change. Equity securities include common and preferred stocks, as well as convertible securities. The Fund’s Sub-Advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

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Risks

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Following are the principal risks associated with an investment in the Fund:

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  Stock Market Risk – The risk posed by the fact that the values of equity securities rise and fall.
  Risks Related to Investing for Value – Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

Performance Information

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Risk/Return Bar Chart and Average Annual Total Return Table

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance is no guarantee of future results.

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Risk/Return Bar Chart

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Best Quarter 19.08% (6/30/2003)

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Worst Quarter (3.24)% (3/31/2003)

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The Fund’s Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns would have been lower.

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The Fund’s total return for the three-month period from January 1, 2005 to March 31, 2005 was (2.39)%.

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Average Annual Total Return Table

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Return Before Taxes is shown. The table also shows returns for the Standard & Poor’s 500/Barra Value Index (S&P 500/BV), a broad-based market index and the Lipper Large Cap Value Funds Average (LLCVFA), an average of Funds with similar investment objectives. The S&P 500/BV is constructed by sorting the S&P 500 based on its price-to-book companies forming the index. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. Index returns shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index or an average.

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(For the periods ended December 31, 2004)

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		Start of
	1 Year	Performance(1)

Return Before Taxes	9.58%	4.80%

S&P 500/BV	15.69%	8.98%

LLCVFA	11.86%	6.31%

(1) The Fund’s start of performance date was May 31, 2002.

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Fees and Expenses

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Note: The table below and the Example that follows it relate exclusively to the Fund’s Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.

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This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees

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The Fund

Fees Paid Directly From Your Investment	None

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Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

The Fund

Management Fee(1)	0.70%

Distribution (12b-1) Fee	0.25%

Shareholder Services Fee	0.10%

Other Expenses	1.66%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)	2.71%

Fee Waivers and/or Expense Reimbursements(1)	1.71%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense
reimbursements)(1)	1.00%

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(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expenses to not more than 1.00% of the Fund’s average daily net assets, for the period starting from May 1, 2005 through April 30, 2006.

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Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Fund with waivers
in place	$102	$679	$1,282	$2,916
If waivers had not been
in place	$274	$841	$1,435	$3,041

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MTB LARGE CAP GROWTH FUND II

CUSIP: 55376T734

Goal

To provide capital appreciation.

Strategy

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The Fund invests, under normal market conditions, at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in a diversified portfolio of equity securities (primarily common stocks) of companies with market capitalizations at time of purchase within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500 Index. As of December 31, 2004 the smallest company in the index had a market capitalization of $750.0 million, the largest company in the index had a market capitalization of $385.9 billion, and the weighted average market capitalization in the index was $22.6 billion. The capitalization range is as of December 31, 2004, and is subject to change. Equity securities include common and preferred stocks as well as convertible securities. The Fund’s Advisor uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well established large-cap companies that:

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  have a strong history of earnings growth;
  are attractively priced, relative to the company’s potential for above-average, long-term earnings and revenue growth;
  have strong balance sheets;
  have a sustainable competitive advantage; and
  are currently, or have the potential to outperform during market downturns.

Risks

Following are principal risks associated with investment in the Fund:

  Stock Market Risk – The risk posed by the fact that the values of equity securities rise and fall.
  Risks Related to Investing for Growth – Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

Performance Information

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Risk/Return Bar Chart and Average Annual Total Return Table

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance is no guarantee of future results.

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Risk/Return Bar Chart

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Best Quarter 9.18% (6/30/2003)

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Worst Quarter (6.71)% (9/30/2004)

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The Fund’s Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns would have been lower.

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The Fund’s total return for the three-month period from January 1, 2005 to March 31, 2005 was (3.12)%.

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Average Annual Total Return Table

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Return Before Taxes is shown. The table also shows returns for the Standard & Poor’s 500 (S&P 500), Standard and Poor’s 500/Barra Growth Index (S&P 500/BG), a broad-based market index and the Lipper Large-Cap Growth Funds Average (LLCGFA), an average of Funds with similar investment objectives. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/BG is an unmanaged capitalization-weighted index of stocks in the S&P 500 having the highest price-to-book ratios. The S&P 500/BG consists of approximately half of the S&P 500 on a market capitalization basis. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. Index returns shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index or an average.

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(For the periods ended December 31, 2004)

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		Start of
	1 Year	Performance(1)

Return Before Taxes	5.15%	1.16%

S&P 500	10.88%	6.92%

S&P 500/BG	6.14%	4.78%

LLCGFA	7.23%	3.96%

(1) The Fund’s start of performance date was May 31, 2002.

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Fees and Expenses

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Note: The table below and the Example that follows it relate exclusively to the Fund’s Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.

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This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees

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The Fund

Fees Paid Directly From Your Investment	None

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Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

The Fund

Management Fee(1)	0.85%

Distribution (12b-1) Fee	0.25%

Shareholder Services Fee	0.10%

Other Expenses	1.79%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)	2.99%

Fee Waivers and/or Expense Reimbursements(1)	1.99%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense
reimbursements)(1)	1.00%

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(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expenses to not more than 1.00% of the Fund’s average daily net assets, for the period starting from May 1, 2005 through April 30, 2006.

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Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Fund with waivers
in place	$102	$736	$1,397	$3,167
If waivers had not been
in place	$302	$924	$1,572	$3,308

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Principal Securities of the Funds

The principal securities of each Fund are marked with an “X”.

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	Conservative	Moderate	Aggressive	Large Cap	Large Cap
	Growth Fund II*	Growth Fund II*	Growth Fund II*	Value Fund II	Growth Fund II

Equity Securities	X	X	X	X	X

Common Stocks	X	X	X	X	X

Preferred Stocks	X	X	X	X	X

Fixed Income Securities	X	X	X

Treasury Securities	X	X	X

Agency Securities	X	X	X

Corporate Debt Securities	X	X	X

Mortgage-Backed Securities	X	X	X

Collateralized Mortgage Obligations (CMOs)	X	X	X

Asset-Backed Securities	X	X	X

Zero Coupon Securities	X	X	X

Bank Instruments	X	X	X	X

Credit Enhancement	X	X	X

Convertible Securities				X	X

Municipal Securities	X	X	X

Municipal Notes	X	X	X

Tax-Exempt Securities	X	X	X

Foreign Securities	X	X	X	X

Depositary Receipts	X	X	X	X

Foreign Exchange Contracts	X	X	X

Foreign Government Securities	X	X	X

Securities Lending	X	X	X	X	X

Investing in Securities of Other Investment Companies	X	X	X	X	X

Non-Investment Grade Securities	X	X	X

* Through investment in the Underlying Funds

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Equity Securities

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Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which the Funds may invest. See also “Convertible Securities” below.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSEs receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage-Backed Securities

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security.

Asset-backed securities may take the form of commercial paper, notes, or pass through certificates. Asset-backed securities have prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Advisor usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Convertible Securities

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Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

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Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Funds may invest in convertible securities rated below investment grade. See “Risks Associated with Non-investment Grade Securities” herein.

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The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Municipal Securities

Municipal securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

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Tax-Exempt Securities

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Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

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Foreign Securities

Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

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In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund (an “Underlying Fund”) may enter into spot currency trades. In a spot trade, the Underlying Fund agrees to exchange one currency for another at the current exchange rate. The Underlying Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Underlying Fund’s exposure to currency risks.

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Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

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Securities Lending

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Each Underlying Money Market and Fixed Income Fund (an “Underlying Non-Equity Fund”) may lend portfolio securities to borrowers that the Advisor deems creditwor-thy. In return, the Underlying Non-Equity Fund receives cash or liquid securities from the borrowers as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Underlying Non-Equity Fund the equivalent of any dividends or interest received on the loaned securities.

The Underlying Non-Equity Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Underlying Non-Equity Fund. However, the Underlying Non-Equity Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Underlying Non-Equity Fund or the borrower. The Underlying Non-Equity Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Underlying Non-Equity Fund may pay administrative and custodial fees in connection with the loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

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Non-Investment Grade Securities

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Securities rated BB+ or lower by Standard & Poor’s or Ba or lower by Moody’s are considered to be non-investment grade securities (junk bonds).

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Investing in Securities of Other Investment Companies

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The Funds, and each Underlying Fund, may invest in securities of other investment companies, including exchange traded Funds (ETF) and the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II intend to invest substantially all of their assets in Underlying Funds in order to achieve their investment goals.

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The Shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities. ETFs may be purchased in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell ETF shares.

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Other Investment Strategies

Portfolio Turnover

Large Cap Growth Fund II and Large Cap Value Fund II, and certain Underlying Funds, actively trade their portfolio securities in an attempt to achieve their investment objectives. Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on a Fund’s performance.

Temporary Defensive Investments

The Funds, and each Underlying Fund, may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

Investment Ratings for Investment Grade Securities

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The Advisor or Sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Advisor’s or Sub-advisor’s credit assessment that the security is comparable to investment grade.

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Specific Risks of Investing in the Funds

Stock Market Risks

The value of equity securities will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.

The Advisor or Sub-Advisor attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Risks Related to Investing for Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

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Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage-backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage-backed securities, or decreases in prepayments of lower interest rate mortgage-backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage-backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor and Sub-advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

Risks Associated with Non-Investment Grade Securities

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Certain of the convertible and fixed income securities in which the Funds may invest may be rated below investment grade (junk bonds). Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

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Affiliated Persons Risk

The Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II are subject to affiliated persons risk. In managing each Managed Allocation Fund, the Advisor has the authority to select and substitute the Underlying Funds in which the Managed Allocation Fund will invest. The Advisor is subject to conflicts of interest in allocating Managed Allocation Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. The Trustees and officers of the Managed Allocation Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Managed Allocation Funds and the Underlying Funds.

Expenses of Investing in Other Funds

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II and the Underlying Funds in which they will invest will each bear these expenses, so investors in the Conservative Growth Fund II, Moderate Growth Fund II or Aggressive Growth Fund II may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

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Pursuant to an SEC exemptive order, the Funds and each Underlying Fund is permitted to invest in shares of the Underlying Money Market Funds as a means of managing uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

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Exchange-Traded Funds

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An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Funds could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs that are exchange-traded may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s official deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

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Mixed Funding and Shared Funding

As noted previously, the Funds were established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Trust is permitted to engage in “mixed funding” (using shares as investments for both variable annuity contracts and variable life insurance policies) and “shared funding” (using shares as investments for separate accounts of unaffiliated life insurance companies) pursuant to an exemption from the SEC, and currently is engaged in shared funding arrangements and must comply with conditions of the SEC exemption that are designed to protect investors in the Funds. Although the Funds do not currently see any disadvantage to contract owners due to differences in redemption rates, tax treatment or other considerations resulting from mixed funding or shared funding, the SEC only requires the Trustees to monitor the operation of mixed funding and shared funding arrangements, and to consider appropriate action to avoid material conflicts, and to take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in a Fund.

The Funds are authorized to pay financial institutions (primarily life insurance companies), a fee at the maximum annual rate of 0.35% of the average daily net assets of Shares for which a financial institution provides distribution-related, shareholder and/or recordkeeping services. In addition, MTBIA and its affiliates may pay out of their own reasonable resources and profits to these financial institutions an additional fee for providing these services.

How are Shares Priced?

Shares may be purchased, redeemed, or exchanged by participating insurance companies any day the New York Stock Exchange (NYSE) is open for business. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. When a transaction request is received in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Funds have authorized participating insurance companies to accept transaction requests on their behalf.

The value of Shares of Large Cap Growth Fund II and Large Cap Value Fund II is generally determined based upon the market value of portfolio securities. The value of Shares of Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II is based upon the share prices of the Underlying Funds in which such Managed Allocation Funds invest; and the prices of those shares are determined by the market value of the portfolio securities held by the Underlying Funds. Investments in other open-end registered investment companies are valued at net asset value. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. From time to time a Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. If a Fund directly or indirectly owns foreign securities that trade in foreign markets on the days the NYSE is closed, the value of a Fund’s assets may change on days you cannot purchase or redeem Shares.

NAV for the Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern Time) each day the NYSE is open. The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing their NAV, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.

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The Funds may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

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Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Funds’ NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time when the NAV is calculated.

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In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Board has authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

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There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Funds’ NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

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To the extent any fund invests in other investment companies, the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

How are the Funds Sold?

Shares are sold at their NAV next determined after an order is received. Shares are not subject to any sales charges.

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The Funds’ distributor, Edgewood Services, Inc. (Distributor), markets the Shares described in this prospectus to your insurance company as a funding vehicle for variable annuity contracts issued by your insurance company. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals (including the Advisor and its affiliates) for sales, distribution, recordkeeping and/or administrative services. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals (including the Advisor and its affiliates) for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it, including amounts made available by the Distributor’s affiliate, Federated Services Company, and the Advisor and its affiliates out of their reasonable profits and other resources. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Shareholder Services

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Effective May 1, 2005, the Trust has adopted a Shareholder Services Plan on behalf of the Funds’ Shares, which is administered by Federated Services Company to pay service fees to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for acting as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and disseminating prospectuses and other information.

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Rule 12b-1 Plans

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The Trust has adopted a Rule 12b-1 Plan on behalf of the Funds, which allows them to pay fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily NAV of the Funds for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. These fees may be paid to the Distributor, the Advisor and their affiliates. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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Additional Payments to Financial Intermediaries

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The Distributor and its affiliates (including Federated Services Company), may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (which may include the Advisor and its affiliates) to support the sale of Shares or provide services to Fund shareholders. The Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (including the Distributor and Federated Services Company) to support the sale of Shares or provide services to the Funds’ shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of a Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Funds.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by a Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fees arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or a Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.

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How to Purchase, Redeem and Exchange Shares

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Currently shares are used solely as the investment vehicle for separate accounts of your insurance company offering variable annuity contracts. Thus the general public has access to the Funds only by purchasing a variable annuity contract (thus becoming a contract owner). Shares are not sold directly to the general public. Please consult the accompanying separate account prospectus for information about the terms of an investment in a contract.

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Purchase and redemption orders are placed by your insurance company when your funds are credited to that insurance company’s accounts. In order to purchase or redeem shares of a Fund on a particular day, the Trust or its designated agent must receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) that day (the “NYSE Close”). Purchase or redemption orders received by your insurance company by the NYSE Close will be processed at the NAV calculated on that day. If a purchase or redemption order is received by your insurance company after the NYSE Close, that transaction will receive the NAV computed on the next business day.

Your insurance company is responsible for properly transmitting purchase and redemption orders and federal funds to the Funds.

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Limitations on Redemption Proceeds

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Redemption proceeds for Shares redeemed by an insurance company are normally paid within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow a purchase payment to clear;
  during periods of market volatility; or
  when a redemption adversely impacts a Fund’s ability to manage its assets.

Redemption in Kind

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Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Funds’ portfolio securities to the redeeming shareholder.

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Exchange Privilege

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You may instruct your insurance company to exchange Shares of a Fund into shares of another fund of the Trust described in this prospectus and offered by your insurance company at NAV.

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The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.

Frequent Trading Policies

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Frequent or short-term trading into and out of a Fund can have adverse consequences for a Fund and shareholders who use the Funds as a long-term investment vehicle. Trading in significant amounts can disrupt a Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions) and increase brokerage and administrative costs. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund’s NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy, sell and exchange Shares in response to incremental changes in the Fund’s NAV. The Funds’ fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See “How are Shares Priced?” For example, certain of the Underlying Funds invest in foreign securities, small and mid-cap securities, and high-yield bonds whose last sale price may not reflect significant events that occur between the time of such price and the time the Fund values its shares. If these events materially affect the value of the securities, the Funds would fair value these securities. However, since fair valuation involves a good faith effort to reasonably value the securities, shareholders may seek to trade on a short-term basis in mutual funds that hold these securities for the purposes of price arbitrage of these securities. This may harm the fund and its shareholders by increasing fund brokerage and administrative costs, diluting the interests of long-term shareholders, and interfering with the efficient management of the Fund’s portfolio.

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The Funds’ Board has approved policies and procedures intended to discourage excessive, frequent or short-term trading and exchanging of the Funds’ Shares. However, shares of the Funds are purchased by separate accounts of multiple insurance companies, which include multiple investors. Such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identity of individual purchasers and sellers whose orders are aggregated are not known by the Funds. Therefore, the Funds rely on procedures implemented by the insurance companies to discourage abusive trading practices. The Funds periodically request each insurer to certify that it has adopted policies and procedures that are reasonably calculated to detect and prevent excessive trading and possible market timing and to promptly notify MTB Funds personnel of any occurrences of excessive trading and possible market timing. The Funds still monitor overall trading in Shares in an effort to identify disruptive trading activity, although there can be no guarantee that the Funds will be successful in identifying this activity.

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Account and Share Information

Dividends and Capital Gains

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The Funds declare and pay any dividends quarterly. Shares of the Funds will begin earning dividends if owned on the record date. Dividends are automatically invested in additional shares.

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In addition, each Fund intends to pay any capital gains at least annually. Unless you elect to receive your dividends and capital gains distributions in cash, they will be automatically reinvested in additional Shares.

Tax Information

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The Funds will seek to comply with asset diversification regulations applicable to registered investment companies under the Investment Company Act of 1940 and the Internal Revenue Code. The variable insurance contracts that invest in a Fund will be affected by the Fund’s compliance with applicable diversification tests. If a Fund fails to comply with these regulations, contracts invested in a Fund may not be treated as an annuity, endowment or life insurance contract under the Internal Revenue Code. In such event, income with respect to contracts invested in a Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the desired diversification. Other adverse tax consequences could also ensue. For more information concerning the consequences of the Funds failing to meet the asset diversification regulations, consult your separate account prospectus.

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Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

Contract owners are urged to consult their own tax advisors regarding the status of their contracts under state and local tax laws.

Portfolio Holdings Information

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Each Fund’s annual and semiannual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. Each Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund’s first and third fiscal quarters. Each of these financial statements is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov and is posted on the Funds’ website at www.mtbvafunds.com.

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Each quarter, the Funds provide the top 10 holdings to the insurance companies that offer the Funds in their insurance contracts. This information is provided to these entities under an agreement of confidentiality, before such information is made publicly available, so that these entities may produce fact sheets about the Funds as of the end of such quarter, which may include an analysis of the Funds’ holdings by sector, credit quality and/or country, as applicable. These fact sheets are not disseminated by the insurance companies until after this information is posted on the Funds’ website. Fund portfolio holdings information is posted on the Funds’ website within two weeks of the quarter-end at www.mtbvafunds.com.

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Who Manages the Funds?

The Board of Trustees governs the Funds. The Board selects and oversees the Advisor, MTB Investment Advisors, Inc. (MTBIA or Advisor), a subsidiary of Manufacturers and Traders Trust Company (M&T Bank). The Advisor manages the Funds’ assets, including buying and selling portfolio securities. The Advisor’s address is 100 East Pratt Street, 17th Floor, Baltimore, MD 21202.

On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, were transferred to Allied Investment Advisors, Inc. (which was renamed MTB Investment Advisors, Inc.) and effective on that date MTB Investment Advisors, Inc. became the investment advisor to the Trust.

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M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of December 31, 2004, M&T Bank had over $22.9 billion in assets under management. MTBIA and entities affiliated with MTBIA or its predecessors have served as investment advisor to MTB Funds since 1988, and, as of December 31, 2004, it managed approximately $5.5 billion in net assets of money market funds and $3.0 billion in net assets of fluctuating mutual funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

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For its services under an Advisory Contract, the Advisor is entitled to receive an annual Advisory Fee from each Fund, equal to a percentage of each Fund’s average daily net assets as follows:

FUND NAME	ADVISORY FEE

Conservative Growth II	0.25%

Moderate Growth Fund II	0.25%

Aggressive Growth II	0.25%

Large Cap Value Fund II	0.70%

Large Cap Growth Fund II	0.85%

The Advisor may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

In addition to the investment management services provided by MTBIA, MTBIA’s affiliate M&T Securities, Inc. also provides administrative services to the Funds and is entitled to receive a maximum fee of .04% of the Funds’ average daily net assets for such administrative services. M&T Securities, Inc. and its affiliates also may receive up to 0.25% of the Funds’ average daily net assets for distribution services provided to the Funds as described earlier under “Rule 12b-1 Plans,” and up to 0.10% of the Funds’ average daily net assets for shareholder services under the Shareholder Services Plan as described earlier under “Shareholder Services.”

Sub-Advisor

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NWQ Investment Management Company LLC (NWQ) sub-advises Large Cap Value Fund II. NWQ is a registered investment advisor that was founded in 1982 and most recently reorganized in August 2002 as a Delaware limited liability company. NWQ is an independently-managed subsidiary of Nuveen Investments, Inc., except for less-than-3% equity interest held by certain members of NWQ’s management and investment team. Nuveen Investments, Inc. is majority-owned by St. Paul Travelers Companies, a publicly held company. NWQ’s principal business address is 2049 Century Park East, Los Angeles, California 90067. As of December 31, 2004, NWQ managed approximately $30.9 billion in assets. NWQ has had past experience managing mutual funds. NWQ manages Large Cap Value Fund II, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales. St. Paul Travelers Companies has publicly announced plans to sell its entire interest (approximately 78%) in Nuveen Investments, Inc., whereupon Nuveen would become a fully independent, publicly-held company. Such sale (which is subject to market conditions and certain other factors) is scheduled to be concluded during the third quarter of 2005 and would not affect NWQ’s current status as a greater-than-97% subsidiary of Nuveen.

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Pursuant to an exemptive order from the Securities and Exchange Commission, the Advisor (subject to the approval of the Board of Trustees) may select and replace subadvisors and amend subadvisory agreements between the Advisor and the subadvisors without obtaining shareholder approval. Accordingly, the Advisor may (subject to Board approval) appoint and replace subadvisors and amend subadvisory agreements without obtaining shareholder approval. The foregoing applies to Large Cap Growth Fund II and Large Cap Value Fund II.

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Portfolio Managers

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FUND	PORTFOLIO MANAGER(S)

Conservative Growth Fund II	Thomas R. Pierce, CFA
Mark Stevenson, CFA

Moderate Growth Fund II	Thomas R. Pierce, CFA
Mark Stevenson, CFA

Aggressive Growth Fund II	Thomas R. Pierce, CFA
Mark Stevenson, CFA

Large Cap Value Fund II	Jon Bosse, CFA (NWQ)
E. C. (Ted) Friedel, CFA (NWQ)

Large Cap Growth Fund II	Allen J. Ashcroft, Jr.
Byron J. Grimes II, CFA

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Thomas R. Pierce, CFA, has been a Vice President and Portfolio Manager of MTBIA since April 2003 and Vice President of M&T Bank since January 1995. Prior to joining M&T, Mr. Pierce was employed by Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a holder of the right to use the Chartered Financial Analyst designation (CFA Charterholder) and has a B.A. in Economics from Washington University, and an M.B.A from the University of Chicago.

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Mark Stevenson, CFA, is a Vice President of MTBIA. Prior to joining M&T in October 2000, Mr. Stevenson was with Martindale Andres & Company since 1990, where he managed retirement plan and personal trust assets for the clients of Martindale. He is a CFA Charterholder.

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Managed Allocation Funds – Mr. Stevenson and Mr. Pierce co-manage the Managed Allocation Funds. Under normal circumstances, Mr. Stevenson or Mr. Pierce initially recommends changes to the allocation among and the selection of Underlying Funds. Whomever of the two co-managers doesn’t initiate the allocation recommendation then contributes input and analyis and the two portfolio managers jointly decide the investment approach to be implemented.

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Allen J. Ashcroft, Jr. has been a Vice President and Portfolio Manager of MTBIA (and its predecessor) since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of Allfirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. Mr. Ashcroft has more than 20 years of experience in investment research and equity analysis. He earned his B.A. from the University of Pittsburgh.

Byron J. Grimes II, CFA, has been the Managing Director of Equity Portfolio Management and a Senior Portfolio Manager of MTBIA since April 2004. Prior to joining MTBIA, Mr. Grimes served as the Chief Investment Officer of Citizens Investment Services Group, a division of Citizens Bank of Providence, Rhode Island. He has 31 years experience in investment research and portfolio management. Mr. Grimes holds a B.A. degree from Centre College in Danville, Kentucky. He is also a CFA Charterholder.

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Large Cap Growth Fund II – Mr. Grimes and Mr. Ashcroft jointly manage the Large Cap Growth Fund II. They both agree on purchases and sales, and jointly decide on sector and capitalization weightings.

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Jon D. Bosse, CFA, has been the Portfolio Manager for MTB Large Cap Value Fund II since December 2004. He is a Portfolio Manager and the Chief Investment Officer for NWQ Investment Management Company LLC (NWQ). Prior to joining NWQ in 1996, Mr. Bosse spent ten years with ARCO Investment Management Company where, in addition to managing a value-oriented fund, he was the Director of Equity Research. Mr. Bosse received his B.A. in Economics from Washington University, St. Louis, where he was awarded the John M. Olin Award for excellence in economics, and graduated summa cum laude. He received his M.B.A. from the Wharton Business School, University of Pennsylvania. In addition, he is a CFA Charterholder and is a member of the CFA Institute and the Los Angeles Society of Financial Analysts.

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E. C. (Ted) Friedel, CFA, has been a Co-Portfolio Manager of MTB Large Cap Value Fund since December 2004. He is a Portfolio Manager and the Managing Director for NWQ. Prior to joining NWQ in 1983, Mr. Friedel spent eleven years with Beneficial Standard Investment Management Company where he managed several large institutional portfolios. He was a senior member of the firm’s investment committee and was instrumental in the development of investment policy. Mr. Friedel graduated from the University of California at Berkeley, B.S., and received his M.B.A. from Stanford University. He is an active member of the Los Angeles Society of Financial Analysts. In addition, he is a CFA Charterholder and is a member of the CFA Institute.

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Large Cap Value Fund II – Mr. Bosse has primary responsibility for driving the research process for the firm’s large cap portfolio strategy, and in conjunction with the firm’s investment professionals, developing a model portfolio for NWQ’s clients. Mr. Friedel participates in that process and has primary responsibility for overseeing the strategy’s implementation and investment for Large Cap Value Fund II.

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The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

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Financial Information

Financial Highlights

The following financial highlights are intended to help you understand the financial performance of each Fund’s Shares since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

The following financial highlights do not reflect any charges or expenses that would be imposed under a variable insurance product contract. Were the effect of such charges to be included, your cost would be higher and share performance would be lower.

This information has been audited by Ernst & Young LLP whose report, along with the Funds’ audited financial statements, is included in the Funds’ December 31, 2004 Annual Report which is available upon request.

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MTB Group of Funds

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Financial Highlights

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(For a share outstanding throughout each period)

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											Ratios to Average Net Assets

	Net Asset			Net Realized		Distributions	Distributions										Net Assets,
Year	Value,	Net		and Unrealized	Total from	from Net	from Net		Net Asset				Net		Expense		end	Portfolio
Ended	beginning	Investment		Gain (Loss) on	Investment	Investment	Realized Gain	Total	Value, end	Total			Investment		Waiver/		of period	Turnover
December 31,	of period	Income		Investments	Operations	Income	on Investments	Distributions	of period	Return(a)	Expenses		Income		Reimbursement (b)		(000 omitted)	Rate

Large Cap Growth Fund II
2002(c)	$10.00	0.01		(1.66)	(1.65)	—	—	—	$8.35	(16.50)%	1.00	%(d)	0.32	%(d)	2.80	%(d)	$1,304	35%
2003	$8.35	0.03		1.42	1.45	(0.02)	—	(0.02)	$9.78	17.35%	1.00%		0.37%		1.45%		$2,627	45%
2004	$9.78	0.05		0.45	0.50	(0.06)	—	(0.06)	$10.22	5.15%	1.00%		0.64%		1.89%		$4,333	111%

Large Cap Value Fund II
2002(c)	$10.00	0.04		(2.32)	(2.28)	(0.02)	—	(0.02)	$7.70	(22.79)%	1.00	%(d)	0.98	%(d)	2.98	%(d)	$1,293	18%
2003	$7.70	0.09	(e)	2.47	2.56	(0.08)	—	(0.08)	$10.18	33.45%	1.00%		1.01%		1.23%		$2,756	26%
2004	$10.18	0.11		0.86	0.97	(0.12)	—	(0.12)	$11.03	9.58%	1.00%		1.22%		1.61%		$4,829	126%

Managed Allocation Fund – Moderate Growth II
2002(f)	$10.00	0.10	(e)	(0.78)	(0.68)	(0.03)	—	(0.03)	$9.29	(6.79)%	0.74	%(d)	2.03	%(d)	1.03	%(d)	$6,623	8%
2003	$9.29	0.11	(e)	1.46	1.57	(0.09)	(0.11)	(0.20)	$10.66	17.29%	0.74%		1.08%		0.28%		$23,279	17%
2004	$10.66	0.12		0.50	0.62	(0.13)	(0.07)	(0.20)	$11.08	5.94%	0.74%		1.37%		0.06%		$41,011	109%

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(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Reflects operations for the period from May 31, 2002 (date of initial public investment) to December 31, 2002.
(d)	Computed on an annualized basis.
(e)	Based on average shares outstanding.
(f)	Reflects operations for the period from June 17, 2002 (date of initial public investment) to December 31, 2002.

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Further information about the Funds’ performance is contained in the Funds’ Annual Report, dated December 31, 2004, which can be obtained free of charge.

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HOW TO OBTAIN MORE INFORMATION ABOUT MTB GROUP OF FUNDS

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A Statement of Additional Information (SAI) dated April 30, 2005 is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the SAI and in the Annual and Semi-Annual Reports to shareholders of the MTB Group of Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and to make inquiries, call 1-800-836-2211.

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These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are available on MTB’s website at www.mtbvafunds.com.

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To Obtain More Information:

Phone: Call 1-800-836-2211

Mail: Write to us at: MTB Funds
                                     P.O. Box 4556
                                     Buffalo, NY 14240-4556

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Web: www.mtbvafunds.com

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SEC: You can also obtain the SAI or Annual and Semi-Annual Reports, as well as other information about MTB Group of Funds, from the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov.

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Cusip 55376V820

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Cusip 55376T734

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Cusip 55376V812

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Cusip 55376T650

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Cusip 55376T577

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Sub-Advisor to MTB Large Cap Value Fund II

NWQ Investment Management Company LLC
2049 Century Park East
Los Angeles, CA 90067

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

SEC File No. 811-5514
27273 (4/05)

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MTB-AR-007-0405

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                           MTB GROUP OF FUNDS

                   Statement of Additional Information

                             April 30, 2005
=========================================================================

          MTB Managed Allocation Fund - Conservative Growth II

                     ("Conservative Growth Fund II")

            MTB Managed Allocation Fund - Moderate Growth II

                       ("Moderate Growth Fund II")

           MTB Managed Allocation Fund - Aggressive Growth II

                      ("Aggressive Growth Fund II")

                       MTB Large Cap Value Fund II

                       ("Large Cap Value Fund II")

                      MTB Large Cap Growth Fund II

                      ("Large Cap Growth Fund II")

=========================================================================

This  Statement  of  Additional  Information  (SAI) is not a  prospectus.
Read this SAI in  conjunction  with the  prospectus  for the Funds  dated
April 30, 2005.

Obtain the  prospectus  without  charge by calling (800) 836-2211 (in the
Buffalo area call (716) 635-9368).

=========================================================================
CONTENTS
How Are the Funds Organized?                                            3
Securities In Which the Funds Invest                                    3
Investment Risks                                                        10
Fundamental Investment Objectives                                       13
Investment Limitations                                                  13
Determining Market Value of Securities                                  15
What Do Shares Cost?                                                    16
How Are the Funds Sold?                                                 16
Subaccounting Services                                                  17
Redemption in Kind                                                      17
Account and Share Information                                           17
Tax Information                                                         18
Who Manages and Provides Services to the Funds?                         20
How Do the Funds Measure Performance?                                   45
Financial Information                                                   47
Investment Ratings                                                      47
Addresses                                                  Back Cover Page

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Cusip 55376V820
Cusip 55376T734
Cusip 55376V812
Cusip 55376T650
Cusip 55376T577
            27285 (4/05)

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HOW ARE THE FUNDS ORGANIZED?
=========================================================================
Each Fund  covered by this SAI is a  diversified  portfolio  of MTB Group of Funds (the "Trust"),  a Delaware  business  trust. On August 11, 2000, the Trust was organized to acquire all of the assets and  liabilities  of
the  VISION   Group  of  Funds,   Inc.,  a  Maryland   corporation   (the
"Corporation")  that was  originally  incorporated  under the laws of the
State of Maryland on February 23,  1988,  and  registered  as an open-end management  investment  company.  The name of the  Trust was  changed  to
"MTB Group of Funds" on August  15,  2003.  The Trust may offer  separate series  of  shares  representing  interests  in  separate  portfolios  of securities.

Through  an  internal  reorganization,   the  Funds'  investment  advisor
changed from M&T  Asset  Management,  a department  of  Manufacturers and Traders Trust Company ("M&T  Bank"), to MTB Investment  Advisors,
Inc.  (Advisor),  a  subsidiary  of M&T  Bank,  on August  15,  2003.
Effective  December  8,  2004,  the  sub-advisor  for the Large Cap Value
Fund II is NWQ Investment Management Company, LLC.

SECURITIES IN WHICH THE FUNDS INVEST
=========================================================================
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In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Funds' investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.

As described in the prospectus, Conservative Growth Fund II, Moderate
Growth Fund II and Aggressive Growth Fund II seek to achieve their investment objectives by investing in a combination of underlying funds
(the "Underlying Funds") managed by the Advisor. The types of securities shown for Conservative Growth Fund II, Moderate Growth Fund
II and Aggressive Growth Fund II in the table represent the investments held by the Underlying Funds.

------------------------------------------------------------------------------------------
                          Conservative    Moderate    Aggressive    Large Cap   Large
                           Growth Fund  Growth Fund   Growth Fund               Cap
                               II            II           II        Value Fund  Growth
                                                                        II       Fund II
                                                     -------------------------------------
------------------------------------------------------------------------------------------
Equity Securities               P            P             P            P           P
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Common Stocks                 P            P             P            P           P
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Preferred Stocks              P            P             P            P           P
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Real Estate Investment        A            A             A            A           A
Trusts
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Warrants4                     A            A             A            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Fixed Income Securities         P            P             P            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Treasury Securities           P            P             P            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Agency Securities             P            P             P            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Corporate Debt                P            P             P            A           A
Securities1
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Commercial Paper              A            A             A            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Demand Instruments            A            A             A            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Taxable Municipal             A            A             A            N           N
Securities
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Mortgage Backed               P            P             P            A           A
Securities
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Collateralized                P            P             P            N           N
  Mortgage
  Obligations (CMOs)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Asset Backed                  P            P             P            A           A
Securities2
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Zero Coupon Securities        P            P             P            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Bank Instruments              P            P             P            P           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
   Credit Enhancement           P            P             P            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Convertible Securities5         A            A             A            P           P
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Tax Exempt Securities3          P            P             P            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Variable Rate Demand          A            A             A            A           A
  Instruments
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Municipal Securities          P            P             P            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Municipal Notes               P            P             P            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Foreign Securities              P            P             P            P           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Depository Receipts           P            P             P            P           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Foreign Exchange              P            P             P            A           A
Contracts
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Foreign Government            P            P             P            A           A
Securities
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Derivative Contracts            A            A             A            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Futures Contracts             A            A             A            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Options                       A            A             A            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Special Transactions            A            A             A            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Repurchase Agreements         A            A             A            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Reverse Repurchase            A            A             A            A           A
Agreements
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Delayed Delivery              A            A             A            A           A
Transactions
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Securities Lending            P            P             P            P           P
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Asset Coverage                A            A             A            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Investing in                  P            P             P            P           P
  Securities of Other
  Investment Companies
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Exchange-Traded Funds         A            A             A            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Non-Investment Grad           P            P             P            N           N
Securities
------------------------------------------------------------------------------------------
1.    Rated  in  the  top  four  rating   categories   of  a   nationally
   recognized  statistical rating organization  (NRSRO),  or, if unrated, of comparable  quality as  determined  by the Advisor or  sub-advisor.
   If a security's  rating is lowered,  the Advisor  will assess  whether to sell the security, but is not required to do so.
2.    Large  Cap Value  Fund II may  invest  in asset  backed  securities which,  at the time of  purchase,  are rated in the top  three  rating categories  by an NRSRO,  and the Large Cap Growth  Fund II may invest in such securities,  which, at the time of purchase,  are rated in the top  four  rating  categories  by an  NRSRO,  or if  unrated,  are  of comparable  quality as determined by the Advisor or  subadvisor.  If a security's  rating is  lowered,  the Advisor  will  assess  whether to sell the security, but is not required to do so.
3.    Which are in one of the top four rating categories of an NRSRO.
4.    The  Funds do not have a present  intent to invest  more than 5% of their respective net assets in warrants.
5.    The  Funds  may  invest  in  convertible   securities  rated  below
   investment  grade.  See "Risks  Associated with  Non-investment  Grade
   Securities" herein.
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SECURITIES DESCRIPTIONS AND TECHNIQUES
Following are  descriptions  of securities and techniques  that each Fund may or may not pursue, as noted in the preceding table.

Equity Securities
Equity  securities  represent a share of an issuer's earnings and assets, after  the  issuer  pays  its  liabilities.  A Fund  cannot  predict  the income it will receive from equity  securities  because issuers generally have  discretion  as to the payment of any  dividends  or  distributions.
However,  equity  securities  offer greater  potential  for  appreciation than many  other  types of  securities,  because  their  value  increases
directly  with  the  value  of  the  issuer's  business.   The  following
describes the types of equity  securities  in which a Fund  invests.  See also "Convertible Securities" below.

   Common Stocks
   Common  stocks  are  the  most  prevalent  type  of  equity  security.
   Common  stocks  receive the  issuer's  earnings  after the issuer pays its  creditors and any preferred  stockholders.  As a result,  changes in an issuer's  earnings  directly  influence  the value of its common stock.

   Preferred Stocks
   Preferred  stocks  have the right to receive  specified  dividends  or distributions  before the issuer makes  payments on its common  stock.
   Some   preferred    stocks   also   participate   in   dividends   and
   distributions  paid  on  common  stock.   Preferred  stocks  may  also
   permit  the  issuer to redeem  the  stock.  A Fund may also treat such redeemable preferred stock as a fixed income security.

   Real Estate Investment Trusts (REITs)
   REITs are real  estate  investment  trusts  that  lease,  operate  and
   finance  commercial  real  estate.   REITs  are  exempt  from  federal
   corporate  income tax if they limit their  operations  and  distribute most of their income.  Such tax  requirements  limit a REIT's  ability to respond to changes in the commercial real estate market.

   Warrants
   Warrants   give  a  Fund  the  option  to  buy  the  issuer's   equity
   securities at a specified  price (the  exercise  price) at a specified future  date  (the  expiration  date).  A Fund may buy the  designated securities by paying the exercise  price before the  expiration  date.
   Warrants  may  become  worthless  if the price of the  stock  does not
   rise  above  the  exercise   price  by  the  expiration   date.   This
   increases  the market risks of warrants as compared to the  underlying
   security.   Rights  are  the  same  as  warrants,   except   companies
   typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income  securities pay interest,  dividends or  distributions  at a specified  rate.  The rate may be a fixed  percentage of the principal or adjusted  periodically.  In  addition,  the  issuer  of  a  fixed  income security  must  repay  the  principal  amount of the  security,  normally within a specified  time.  Fixed income  securities  provide more regular income  than equity  securities.  However,  the  returns on fixed  income securities  are limited and  normally do not  increase  with the issuer's
earnings.   This  limits  the  potential  appreciation  of  fixed  income securities as compared to equity securities.

A security's  yield  measures the annual income earned on a security as a percentage  of its price.  A security's  yield will  increase or decrease depending  upon  whether it costs less (a  discount)  or more (a premium)
than  the  principal  amount.  If the  issuer  may  redeem  the  security before  its  scheduled  maturity,  the price and yield on a  discount  or premium  security  may  change  based  upon the  probability  of an early redemption.  Securities with higher risks generally have higher yields.

The following  describes the types of fixed income  securities in which a
Fund may invest.

   Treasury Securities
   Treasury  securities are direct  obligations of the federal government of the United States.  Treasury  securities are generally  regarded as having the lowest credit risks.

   Agency Securities
   Agency  securities  are issued or  guaranteed  by a federal  agency or other government  sponsored  entity acting under federal  authority (a
   GSE).  Some GSEs are  supported  by the full  faith and  credit of the
   United  States.   These  include  the  Government   National  Mortgage
   Association,   Small  Business  Administration,   Farm  Credit  System
   Financial  Assistance   Corporation,   Farmer's  Home  Administration,
   Federal Financing Bank,  General Services  Administration,  Department
   of  Housing  and  Urban  Development,   Export-Import  Bank,  Overseas
   Private Investment  Corporation,  and Washington  Metropolitan Transit
   Authority Bonds.

   Other GSEs receive support through federal  subsidies,  loans or other benefits.  For example,  the U.S.  Treasury is  authorized to purchase specified  amounts of securities  issued by (or  otherwise  make funds available  to) the Federal  Home Loan Bank  System,  Federal Home Loan
   Mortgage Corporation,  Federal National Mortgage Association,  Student
   Loan  Marketing   Association,   and  Tennessee  Valley  Authority  in
   support of such obligations.

   A few GSEs have no explicit  financial  support,  but are  regarded as having implied support because the federal  government  sponsors their activities.  Investors  regard agency  securities as having low credit risks, but not as low as Treasury securities.

   A Fund treats  mortgage  backed  securities  guaranteed by a GSE as if issued or  guaranteed by a federal  agency.  Although such a guarantee protects  against  credit  risks,  it does not  reduce  the market and prepayment risks.

   Corporate Debt Securities
   Corporate  debt  securities  are  fixed  income  securities  issued by businesses.  Notes,  bonds,  debentures and  commercial  paper are the most  prevalent  types of corporate debt  securities.  A Fund may also purchase  interests  in bank loans to  companies.  The credit risks of corporate debt securities vary widely among issuers.

   In  addition,  the credit risk of an issuer's  debt  security may vary based on its  priority for  repayment.  For  example,  higher  ranking
   (senior)  debt  securities  have a higher  priority than lower ranking
   (subordinated)  securities.  This  means  that the  issuer  might  not make  payments on  subordinated  securities  while  continuing to make
   payments  on  senior  securities.   In  addition,   in  the  event  of
   bankruptcy,   holders  of  senior   securities  may  receive   amounts
   otherwise  payable to the  holders of  subordinated  securities.  Some
   subordinated   securities,   such  as  trust   preferred  and  capital
   securities  notes,  also  permit  the issuer to defer  payments  under
   certain   circumstances.   For  example,   insurance  companies  issue
   securities  known as surplus notes that permit the  insurance  company to defer any payment  that would reduce its capital  below  regulatory requirements.

   Commercial Paper
   Commercial  paper is an  issuer's  obligation  with a maturity of less than nine months.  Companies  typically issue  commercial paper to pay for  current  expenditures.  Most  issuers  constantly  reissue  their commercial  paper  and use the  proceeds  (or  bank  loans)  to  repay maturing  paper.  If the issuer  cannot  continue to obtain  liquidity
   in  this  fashion,   its  commercial  paper  may  default.  The  short
   maturity  of  commercial  paper  reduces  both the  market  and credit risks as compared to other debt securities of the same issuer.

   Demand Instruments
   Demand  instruments  are  corporate  debt  securities  that the issuer must repay  upon  demand.  Other  demand  instruments  require a third party,  such as a dealer or bank, to  repurchase  the security for its
   face  value  upon  demand.   A  Fund  treats  demand   instruments  as
   short-term  securities,  even though their stated  maturity may extend beyond one year.


   Taxable Municipal Securities
   Municipal  securities  are  issued by  states,  counties,  cities  and
   other   political   subdivisions   and   authorities.   Although  many
   municipal  securities  are exempt from federal  income tax, a Fund may invest in taxable municipal securities.


   Mortgage Backed Securities
   Mortgage   backed   securities   represent   interests   in  pools  of
   mortgages.  The  mortgages  that comprise a pool normally have similar interest  rates,  maturities  and  other  terms.  Mortgages  may  have
   fixed  or   adjustable   interest   rates.   Interests   in  pools  of
   adjustable rate mortgages are known as ARMs.

   Mortgage  backed  securities  come in a variety  of  forms.  Many have extremely  complicated  terms.  The simplest  form of mortgage  backed securities are  pass-through  certificates.  An issuer of pass-through certificates  gathers  monthly  payments  from an  underlying  pool of mortgages.  Then,  the  issuer  deducts  its  fees  and  expenses  and passes the balance of the payments onto the  certificate  holders once a month.  Holders  of  pass-through  certificates  receive  a pro rata
   share  of  all  payments   and   pre-payments   from  the   underlying
   mortgages.  As a result,  the holders assume all the prepayment  risks of the underlying mortgages.

      Collateralized Mortgage Obligations (CMOs)
      CMOs,  including  interests  in  real  estate  mortgage  investment conduits  (REMICs),  allocate  payments  and  prepayments  from  an underlying  pass-through  certificate  among  holders of  different classes of mortgage-  backed  securities.  This  creates  different prepayment and interest rate risks for each CMO class.

         Sequential CMOs
         In a  sequential  pay  CMO,  one  class  of  CMOs  receives  all principal  payments  and  prepayments.  The  next  class of CMOs receives all  principal  payments  after the first class is paid off.  This  process  repeats for each  sequential  class of CMO.
         As a result,  each  class of  sequential  pay CMOs  reduces  the prepayment risks of subsequent classes.

         PACs, TACs and Companion Classes
         More  sophisticated  CMOs include planned  amortization  classes
         (PACs)  and  targeted  amortization  classes  (TACs).  PACs  and
         TACs are issued with  companion  classes.  PACs and TACs receive principal  payments and  prepayments  at a specified  rate.  The companion  classes  receive  principal  payments and prepayments in  excess  of  the  specified  rate.  In  addition,  PACs  will receive the companion classes' share of principal  payments,  if necessary,  to cover a shortfall in the  prepayment  rate.  This helps PACs and TACs to control  prepayment  risks by  increasing the risks to their companion classes.

         IOs and POs
         CMOs may  allocate  interest  payments  to one  class  (Interest
         Only  or  IOs)  and   principal   payments   to  another   class
         (Principal   Only  or  POs).   POs   increase   in  value   when
         prepayment  rates increase.  In contrast,  IOs decrease in value when  prepayments  increase,  because the  underlying  mortgages
         generate  less   interest   payments.   However,   IOs  tend  to
         increase  in value when  interest  rates  rise (and  prepayments decrease),  making  IOs a useful  hedge  against  interest  rate risks.

         Floaters and Inverse Floaters
         Another  variant   allocates   interest   payments  between  two
         classes  of  CMOs.  One  class  (Floaters)  receives  a share of interest  payments  based  upon a market  index  such as  LIBOR.
         The  other  class  (Inverse  Floaters)  receives  any  remaining
         interest  payments  from  the  underlying   mortgages.   Floater
         classes  receive  more  interest  (and Inverse  Floater  classes
         receive   correspondingly   less  interest)  as  interest  rates
         rise.  This shifts  prepayment  and interest rate risks from the
         Floater  to  the  Inverse  Floater  class,  reducing  the  price volatility  of  the  Floater  class  and  increasing  the  price volatility of the Inverse Floater class.

         Z Classes and Residual Classes
         CMOs must  allocate all payments  received  from the  underlying mortgages to some class.  To capture any  unallocated  payments,
         CMOs  generally  have an  accrual  (Z)  class.  Z classes do not receive any payments  from the  underlying  mortgages  until all other  CMO  classes  have been  paid  off.  Once  this  happens, holders of Z class CMOs receive all  payments  and  prepayments.
         Similarly,  REMICs  have  residual  interests  that  receive any mortgage payments not allocated to another REMIC class.

    The degree of increased or decreased  prepayment  risks  depends upon the structure of the CMOs.  However,  the actual  returns on any type of  mortgage-backed  security  depend  upon  the  performance  of the underlying pool of mortgages,  which no one can predict and will vary among pools.

   Asset-Backed Securities
   Asset-backed  securities are payable from pools of  obligations  other than  mortgages.  Most  asset-backed  securities  involve  consumer or commercial  debts with  maturities  of less than ten  years.  However, almost any type of fixed income assets  (including  other fixed income securities)  may be used to create an asset  backed  security.  Asset-
   backed  securities may take the form of commercial  paper,  notes,  or pass through  certificates.  Asset-backed  securities  have prepayment risks.  Like CMOs,  asset backed  securities  may be  structured  like
   Floaters, Inverse Floaters, IOs and POs.


   Credit Enhancement
   Common  types of credit  enhancement  include  guarantees,  letters of credit,  bond  insurance and surety  bonds.  Credit  enhancement  also includes  arrangements  where securities or other liquid assets secure payment  of a  fixed  income  security.  If a  default  occurs,  these assets  may be sold  and the  proceeds  paid  to  security's  holders.
   Either form of credit  enhancement  reduces  credit risks by providing another source of payment for a fixed income security.


   Bank Instruments
   Bank   instruments  are  unsecured   interest  bearing  deposits  with
   banks.  Bank  instruments   include  bank  accounts,   time  deposits,
   certificates   of   deposit   and   banker's    acceptances.    Yankee
   instruments  are  denominated  in  U.S.  dollars  and  issued  by U.S.
   branches of foreign  banks.  Eurodollar  instruments  are  denominated in U.S.  dollars  and issued by  non-U.S.  branches of U.S. or foreign banks.

   Zero Coupon Securities
   Zero coupon  securities  do not pay interest or principal  until final maturity  unlike debt  securities  that provide  periodic  payments of interest  (referred  to  as a  coupon  payment).  Investors  buy  zero coupon  securities  at a price below the amount  payable at  maturity.
   The  difference  between  the  purchase  price and the amount  paid at maturity  represents  interest on the zero coupon security.  Investors must wait until  maturity to receive  interest  and  principal,  which increases the market and credit risks of a zero coupon security.

   There are many  forms of zero  coupon  securities.  Some are issued at
   a  discount   and  are   referred   to  as  zero   coupon  or  capital
   appreciation  bonds.  Others are created from  interest  bearing bonds by  separating  the right to receive the bond's  coupon  payments from the right to receive the bond's  principal due at maturity,  a process known  as  coupon  stripping.  Treasury  STRIPs,  IOs  and POs are the most common  forms of stripped  zero coupon  securities.  In addition, some  securities  give the issuer  the  option to  deliver  additional securities  in place of cash  interest  payments,  thereby  increasing
   the  amount   payable  at   maturity.   These  are   referred   to  as
   pay-in-kind or PIK securities.

Convertible Securities
Convertible  securities are fixed income  securities  that a Fund has the option to  exchange  for  equity  securities  at a  specified  conversion price.  The  option  allows a Fund to realize  additional  returns if the market  price of the equity  securities  exceeds  the  conversion  price.
For  example,   a  Fund  may  hold  fixed  income   securities  that  are
convertible  into  shares of common  stock at a  conversion  price of $10 per share.  If the market  value of the  shares of common  stock  reached
$12, a Fund could realize an  additional  $2 per share by converting  its fixed income securities.

Convertible  securities  have lower yields than  comparable  fixed income securities.  In addition,  at the time a  convertible  security is issued the conversion  price exceeds the market value of the  underlying  equity securities.  Thus,  convertible  securities  may  provide  lower  returns
than  non-convertible   fixed  income  securities  or  equity  securities
depending   upon   changes  in  the  price  of  the   underlying   equity
securities.  However,  convertible  securities  permit a Fund to  realize some of the potential  appreciation of the underlying  equity  securities with less risk of losing its  initial  investment.  The Equity  Funds may invest in  commercial  paper rated  below  investment  grade.  See "Risks
Associated with Non-investment Grade Securities" herein.

The Funds treat  convertible  securities  as both fixed income and equity securities  for  purposes of its  investment  policies  and  limitations, because of their unique characteristics.

Tax Exempt Securities
Tax exempt  securities  are fixed  income  securities  that pay  interest that is not subject to regular federal income taxes.  Typically,  states, counties,  cities and other political  subdivisions and authorities issue tax exempt  securities.  The market  categorizes tax exempt securities by their source of repayment.


   Municipal Securities
   Municipal  securities  are  issued by  states,  counties,  cities  and
   other   political   subdivisions   and   authorities.   Although  many
   municipal  securities  are exempt from  federal  income tax, the Funds may invest in taxable municipal securities.

   Municipal Notes
   Municipal   notes  are   short-term   tax  exempt   securities.   Many
   municipalities  issue  such  notes to fund  their  current  operations before  collecting taxes or other municipal  revenues.  Municipalities may  also  issue  notes to fund  capital  projects  prior  to  issuing long-term  bonds.  The  issuers  typically  repay the notes at the end of their fiscal year,  either with taxes,  other  revenues or proceeds from newly issued notes or bonds.


   Variable Rate Demand Instruments
   Variable  rate  demand  instruments  are tax  exempt  securities  that require  the  issuer or a third  party,  such as a dealer or bank,  to
   repurchase   the  security  for  its  face  value  upon  demand.   The
   securities  also pay  interest  at a variable  rate  intended to cause the  securities  to trade at their face value.  The Funds treat demand
   instruments   as  short-term   securities,   because  their   variable
   interest  rate  adjusts in response to changes in market  rates,  even though their stated maturity may extend beyond thirteen months.

Foreign Securities
Foreign  securities  are  securities  of issuers based outside the United
States.  The Funds  consider  an issuer to be based  outside  the  United
States if:

o     it is  organized  under  the laws  of,  or has a  principal  office located in, another country;

o     the  principal  trading  market  for its  securities  is in another country; or

o     it (or its  subsidiaries)  derived in its most current  fiscal year at least 50% of its total  assets,  capitalization,  gross  revenue or profit from goods produced,  services  performed,  or sales made in another country.

Foreign  securities  are  primarily  denominated  in foreign  currencies.
Along with the risks  normally  associated  with  domestic  securities of the same type,  foreign  securities  are  subject to  currency  risks and risks of foreign  investing.  Trading in certain  foreign markets is also subject to liquidity risks.

   Depositary Receipts
   Depositary  receipts  represent  interests  in  underlying  securities issued by a foreign  company.  Depositary  receipts  are not traded in the same market as the  underlying  security.  The foreign  securities underlying  American  Depositary  Receipts  (ADRs)  are  traded in the
   United  States.  ADRs  provide a way to buy  shares  of  foreign-based companies  in the  United  States  rather  than in  overseas  markets.
   ADRs  are  also  traded  in U.S.  dollars,  eliminating  the  need for foreign exchange transactions.

   Foreign Exchange Contracts
   In order to convert U.S.  dollars  into the  currency  needed to buy a foreign  security,  or to convert foreign  currency  received from the sale of a  foreign  security  into  U.S.  dollars,  the Fund may enter into  spot  currency  trades.  In a spot  trade,  the Fund  agrees  to exchange one currency for another at the current  exchange  rate.  The
   Fund may also  enter  into  derivative  contracts  in which a  foreign currency  is an  underlying  asset.  The  exchange  rate for  currency derivative  contracts  may be higher or lower  than the spot  exchange rate.  Use of these  derivative  contracts  may  increase  or decrease the Fund's exposure to currency risks.


   Foreign Government Securities
   Foreign  government  securities  generally  consist  of  fixed  income securities supported by national,  state or provincial  governments or similar political  subdivisions.  Foreign  government  securities also
   include  debt   obligations  of   supranational   entities,   such  as
   international  organizations  designed or  supported  by  governmental
   entities   to  promote   economic   reconstruction   or   development,
   international  banking  institutions and related government  agencies.
   Examples of these include,  but are not limited to, the  International
   Bank for  Reconstruction  and Development  (the World Bank), the Asian
   Development    Bank,   the   European    Investment   Bank   and   the
   Inter-American Development Bank.

   Foreign  government  securities  also include fixed income  securities of  quasi-governmental  agencies  that are either  issued by  entities
   owned  by  a  national,   state  or   equivalent   government  or  are
   obligations  of a political  unit that are not backed by the  national government's  full  faith  and  credit.  Further,  foreign  government securities  include  mortgage-related  securities issued or guaranteed by  national,  state  or  provincial  governmental  instrumentalities, including quasi-governmental agencies.


Derivative Contracts
Derivative  contracts are  financial  instruments  that require  payments
based  upon  changes  in  the  values  of  designated   (or   underlying)
securities,   currencies,   commodities,   financial   indices  or  other
assets.  Some  derivative  contracts  (such  as  futures,   forwards  and
options)  require  payments  relating  to a future  trade  involving  the underlying  asset.  Other  derivative  contracts  (such as swaps) require payments  relating to the income or returns  from the  underlying  asset.
The  other  party  to  a   derivative   contract  is  referred  to  as  a
counterparty.

Many  derivative  contracts  are  traded  on  securities  or  commodities exchanges.  In  this  case,  the  exchange  sets  all  the  terms  of the contract  except for the price.  Investors  make payments due under their contracts  through the  exchange.  Most  exchanges  require  investors to maintain margin  accounts  through their brokers to cover their potential obligations  to the  exchange.  Parties to the contract make (or collect)
daily  payments to the margin  accounts  to reflect  losses (or gains) in
the  value  of  their   contracts.   This  protects   investors   against
potential   defaults  by  the  counterparty.   Trading  contracts  on  an
exchange also allows  investors to close out their  contracts by entering into offsetting contracts.

For example,  a Fund could close out an open  contract to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same  date.  If the  offsetting  sale price is more than the original  purchase  price,  a Fund realizes a gain; if it is less, a Fund realizes  a loss.  Exchanges  may  limit  the  amount  of open  contracts permitted  at any one time.  Such limits may prevent a Fund from  closing out a  position.  If this  happens,  a Fund will be  required to keep the contract open (even if it is losing money on the  contract),  and to make any  payments  required  under  the  contract  (even  if it has  to  sell portfolio  securities  at  unfavorable  prices  to do so).  Inability  to close  out a  contract  could  also  harm a Fund  by  preventing  it from disposing  of or  trading  any  assets it has been  using to  secure  its obligations under the contract.

The Funds may also trade derivative contracts  over-the-counter  (OTC) in transactions  negotiated  directly  between a Fund and the  counterparty.
OTC contracts do not  necessarily  have standard terms, so they cannot be directly  offset with other OTC  contracts.  In addition,  OTC  contracts with  more  specialized  terms  may  be  more  difficult  to  price  than exchange traded contracts.

Depending   upon  how  a  Fund   uses   derivative   contracts   and  the
relationships  between the market value of a derivative  contract and the underlying  asset,  derivative  contracts  may  increase  or  decrease  a
Fund's exposure to market and currency risks,  and may also expose a Fund to liquidity  and leverage  risks.  OTC  contracts  also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds (other than the  Underlying  Money  Market  Funds) may trade in the following types of derivative contracts.

   Futures Contracts
   Futures  contracts  provide  for  the  future  sale by one  party  and purchase  by  another  party of a  specified  amount of an  underlying
   asset  at  a  specified  price,  date,  and  time.   Entering  into  a
   contract  to  buy an  underlying  asset  is  commonly  referred  to as buying a contract or holding a long  position  in the asset.  Entering into a contract to sell an  underlying  asset is commonly  referred to as  selling a  contract  or  holding a short  position  in the  asset.
   Futures  contracts are considered to be commodity  contracts.  Futures contracts traded OTC are frequently referred to as forward contracts.

   The Funds may buy/sell  financial futures  contracts.  Large Cap Value
   Fund II and  certain  Underlying  Funds  (Mid Cap Stock Fund and Large
   Cap Value Fund) may also buy/sell stock index futures contracts.

   Options
   Options  are  rights  to  buy  or  sell  an  underlying  asset  for  a specified  price  (the  exercise  price)  during,  or at the end of, a specified  period.  A call option  gives the holder  (buyer) the right to buy the  underlying  asset from the seller  (writer) of the option.
   A put option gives the holder the right to sell the  underlying  asset to the  writer of the  option.  The  writer of the  option  receives a
   payment,   or  premium,   from  the  buyer,  which  the  writer  keeps
   regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

o     Buy call  options on portfolio  securities  in  anticipation  of an increase in the value of the underlying asset;

o     Buy put  options  on  portfolio  securities  in  anticipation  of a decrease in the value of the underlying asset.

   Each Fund may also  write call  options  on all or any  portion of its
   portfolio   securities   and  on  financial  or  stock  index  futures
   contracts (as  permitted)  to generate  income from  premiums,  and in anticipation  of a decrease or only  limited  increase in the value of the  underlying  asset.  If a call written by a Fund is  exercised,  a
   Fund  foregoes  any  possible  profit  from an  increase in the market price  of the  underlying  asset  over  the  exercise  price  plus the premium received.

   Each  Fund may also  write  put  options  on all or a  portion  of its
   portfolio   securities   and  on  financial  or  stock  index  futures
   contracts (as  permitted)  to generate  income from  premiums,  and in anticipation  of an increase or only limited  decrease in the value of the  underlying  asset.  In writing puts,  there is a risk that a Fund may be required  to take  delivery  of the  underlying  asset when its current market price is lower than the exercise price.

   When a Fund writes  options on futures  contracts,  it will be subject to margin requirements similar to those applied to futures contracts.

Special Transactions

   Repurchase Agreements
   Repurchase  agreements  are  transactions  in  which  a  Fund  buys  a security  from a dealer or bank and agrees to sell the  security  back at a  mutually  agreed  upon  time and  price.  The  repurchase  price
   exceeds  the  sale   price,   reflecting   a  Fund's   return  on  the
   transaction.  This return is  unrelated  to the  interest  rate on the underlying  security.  A Fund will  enter into  repurchase  agreements only with banks and other recognized financial  institutions,  such as securities dealers, deemed creditworthy by the Advisor.

   The Funds'  custodian  or  subcustodian  will take  possession  of the
   securities   subject  to   repurchase   agreements.   The  Advisor  or
   subcustodian  will monitor the value of the  underlying  security each day to  ensure  that  the  value  of the  security  always  equals  or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   Reverse Repurchase Agreements
   Reverse  repurchase  agreements are  repurchase  agreements in which a
   Fund is the  seller  (rather  than the buyer) of the  securities,  and agrees  to  repurchase  them at an  agreed  upon  time  and  price.  A reverse  repurchase  agreement may be viewed as a type of borrowing by a Fund.  Reverse  repurchase  agreements  are subject to credit risks.
   In addition,  reverse  repurchase  agreements  create  leverage  risks because a Fund must  repurchase  the  underlying  security at a higher price,  regardless  of the market value of the security at the time of repurchase.

   Delayed Delivery Transactions
   Delayed  delivery  transactions,  including when issued  transactions, are  arrangements  in which a Fund buys  securities  for a set  price, with payment and  delivery of the  securities  scheduled  for a future time.  During the period between  purchase and settlement,  no payment is made by a Fund to the  issuer  and no  interest  accrues to a Fund.
   A Fund records the  transaction  when it agrees to buy the  securities and  reflects  their  value in  determining  the price of its  shares.
   Settlement  dates may be a month or more  after  entering  into  these transactions  so that the market values of the  securities  bought may
   vary  from  the   purchase   prices.   Therefore,   delayed   delivery
   transactions   create   interest  rate  risks  for  a  Fund.   Delayed
   delivery  transactions  also  involve  credit  risks in the event of a counterparty default.

      To Be Announced Securities (TBAs)
      As with other  delayed  delivery  transactions,  a seller agrees to issue a TBA  security at a future  date.  However,  the seller does not specify the  particular  securities to be  delivered.  Instead, a Fund agrees to accept any security  that meets  specified  terms.
      For example, in a TBA mortgage-backed  transaction,  a Fund and the seller  would  agree upon the  issuer,  interest  rate and terms of the  underlying  mortgages.  The  seller  would  not  identify  the specific  underlying  mortgages  until it issues the security.  TBA mortgage-backed  securities  increase  interest  rate risks because the underlying  mortgages may be less  favorable  than  anticipated by a Fund.

   Securities Lending
   A Fund may lend  portfolio  securities  to borrowers  that the Advisor deems  creditworthy.  In  return,  a  Fund  receives  cash  or  liquid
   securities  from  the  borrower  as  collateral.   The  borrower  must
   furnish  additional  collateral  if the  market  value  of the  loaned
   securities  increases.   Also,  the  borrower  must  pay  a  Fund  the
   equivalent  of any  dividends  or  interest  received  on  the  loaned securities.

   A Fund will  reinvest cash  collateral  in securities  that qualify as an  acceptable  investment  for a  Fund.  However,  a  Fund  must  pay interest to the borrower for the use of cash collateral.

   Loans  are  subject  to  termination  at the  option  of a Fund or the borrower.  A Fund  will  not  have  the  right  to vote on  securities while they are on loan, but it will  terminate a loan in  anticipation of any  important  vote. A Fund may pay  administrative  and custodial fees in  connection  with a loan and may pay a  negotiated  portion of the interest  earned on the cash  collateral  to a securities  lending agent or broker.

   Securities  lending  activities are subject to interest rate risks and credit risks.

   Asset Coverage
   In order to secure its  obligations  in  connection  with  derivatives contracts  or  special  transactions,  a  Fund  will  either  own  the underlying assets,  enter into an offsetting  transaction or set aside readily  marketable  securities  with a value that equals or exceeds a
   Fund's  obligations.  Unless  a  Fund  has  other  readily  marketable assets  to set  aside,  it cannot  trade  assets  used to secure  such obligations  without entering into an offsetting  derivative  contract or  terminating a special  transaction.  This may cause a Fund to miss favorable  trading  opportunities  or to realize  losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies

The Funds,  and each  Underlying  Fund, may invest in securities of other investment  companies,  including  the  securities  of  affiliated  money market  funds,  as an efficient  means of carrying  out their  investment policies and managing their  uninvested  cash.  Conservative  Growth Fund
II,  Moderate  Growth  Fund II and  Aggressive  Growth  Fund II intend to invest  substantially  all their assets in  Underlying  Funds in order to achieve their  investment  goals.  See "Investment  Risks-Fund  Expenses"
on page 12 of this SAI and  "Investment  Limitations-  Investing in Other
Investment Companies" on page 15 of this SAI.

The  Shares of most ETFs are  listed  and  traded on stock  exchanges  at market  prices,  although  some  Shares  may be  redeemable  at net asset value  for  cash  or  securities.  ETFs  may be  purchased  in  order  to achieve exposure to a specific region,  country or market sector,  or for
other  reasons   consistent  with  its  investment   strategy.   As  with
traditional  mutual funds, ETFs charge  asset-based fees,  although these fees tend to be  relatively  low.  ETFs  generally do not charge  initial sales  charges  or  redemption  fees and  investors  pay  only  customary brokerage fees to buy and sell ETF shares.


INVESTMENT RISKS
=========================================================================

There are many factors which may affect an  investment in the Funds.  The
Funds'  principal risks are described in the prospectus.  Additional risk factors are outlined below.

Stock Market Risks
The  value of  equity  securities  in a Fund's  portfolio  will  rise and fall.  These  fluctuations  could  be a  sustained  trend  or  a  drastic
movement.   A  Fund's   portfolio  will  reflect  changes  in  prices  of
individual  portfolio  stocks or  general  changes  in stock  valuations.
Consequently, a Fund's share price may decline.

The  Advisor  and  subadvisor  each  attempts  to manage  market  risk by limiting the amount a Fund invests in each company's  equity  securities.
However,  diversification  will not protect a Fund against  widespread or prolonged declines in the stock market.

Sector Risks
Companies with similar  characteristics  may be grouped together in broad categories  called  sectors.  Sector  risk  is  the  possibility  that  a certain sector may  underperform  other sectors or the market as a whole.
As the  Advisor  allocates  more  of a  Fund's  portfolio  holdings  to a particular  sector, a Fund's  performance will be more susceptible to any economic,  business or other  developments  which  generally  affect that sector.

Liquidity Risks
Trading  opportunities  are more limited for equity  securities  that are not  widely  held.  This  may  make  it more  difficult  to sell or buy a security at a favorable price or time.  Consequently,  a Fund may have to accept a lower price to sell a security,  sell other  securities to raise cash or give up an  investment  opportunity,  any of which  could  have a
negative  effect  on  a  Fund's   performance.   Infrequent   trading  of
securities may also lead to an increase in their price volatility.

Trading  opportunities  are more limited for fixed income securities that have not  received  any  credit  ratings,  have  received  ratings  below investment grade or are not widely held.

Trading  opportunities  are more limited for CMOs that have complex terms or that are not widely held.  These  features may make it more  difficult to sell or buy a security at a favorable price or time.  Consequently,  a
Fund may have to  accept a lower  price to sell a  security,  sell  other securities  to raise cash or give up an  investment  opportunity,  any of which could have a negative  effect on a Fund's  performance.  Infrequent trading  of  securities  may also  lead to an  increase  in  their  price volatility.

Liquidity  risk  also  refers to the  possibility  that a Fund may not be able to sell a  security  or  close  out a  derivative  contract  when it wants to. If this  happens,  a Fund will be  required to continue to hold the security or keep the position open, and a Fund could incur losses.

OTC  derivative  contracts  generally  carry greater  liquidity risk than exchange-traded contracts.

Risks Related to Investing for Growth
Due to their  relatively  high  valuations,  growth  stocks are typically more  volatile than value  stocks.  For  instance,  the price of a growth stock may  experience a larger  decline on a forecast of lower  earnings, a negative  fundamental  development,  or an adverse market  development.
Further,  growth stocks may not pay dividends or may pay lower  dividends than value  stocks.  This means they  depend  more on price  changes  for returns and may be more adversely  affected in a down market  compared to value stocks that pay higher dividends.

Risks Related to Investing for Value
Due to their  relatively low valuations,  value stocks are typically less volatile than growth  stocks.  For  instance,  the price of a value stock may  experience a smaller  increase on a forecast of higher  earnings,  a
positive  fundamental   development,   or  positive  market  development.
Further,   value  stocks  tend  to  have  higher  dividends  than  growth stocks.  This means they  depend  less on price  changes  for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
Generally,  the  smaller  the market  capitalization  of a  company,  the fewer the number of shares  traded  daily,  the less liquid its stock and the more volatile its price. For example,  medium  capitalization  stocks may be less liquid and more  volatile  than stocks of larger,  well-known
companies.   Market  capitalization  is  determined  by  multiplying  the number of its outstanding shares by the current market price per share.

Companies  with  smaller  market   capitalizations   also  tend  to  have
unproven  track  records,  a limited  product or service base and limited access to  capital.  These  factors  also  increase  risks and make these
companies   more  likely  to  fail  than  companies  with  larger  market capitalizations.

Currency Risks
Exchange  rates  for  currencies  fluctuate  daily.  The  combination  of currency  risk  and  market  risk  tends  to make  securities  traded  in foreign markets more volatile than securities  traded  exclusively in the
U.S.

The Advisor  attempts to manage  currency  risk by limiting  the amount a
Fund  invests  in  securities   denominated  in  a  particular  currency.
However,  diversification  will not  protect  a Fund  against  a  general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks
The  Euro is the new  single  currency  of the  European  Monetary  Union
(EMU).  With the advent of the Euro, the  participating  countries in the
EMU can no longer follow independent  monetary  policies.  This may limit these  countries'  ability to respond to economic  downturns or political
upheavals,   and   consequently   reduce  the  value  of  their   foreign
government securities.

Risks of Foreign Investing
Foreign  securities  pose additional  risks because  foreign  economic or political  conditions  may be less  favorable  than  those of the  United
States.  Securities  in foreign  markets  may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign  companies  may  not  provide  information  (including  financial statements)  as  frequently  or to as great an extent as companies in the
United  States.  Foreign  companies  may also receive less  coverage than
United States  companies by market  analysts and the financial  press. In addition,  foreign  countries may lack uniform  accounting,  auditing and financial  reporting standards or regulatory  requirements  comparable to those  applicable  to U.S.  companies.  These  factors may prevent a Fund and its Advisor from obtaining  information  concerning foreign companies
that  is  as  frequent,   extensive  and  reliable  as  the   information
available concerning companies in the United States.

Foreign   countries  may  have   restrictions  on  foreign  ownership  of
securities or may impose  exchange  controls,  capital flow  restrictions or repatriation  restrictions  which could adversely affect the liquidity of a Fund's investments.

To the extent a Fund invests in foreign  securities,  its share price may be more affected by foreign economic and political  conditions,  taxation policies,  and accounting and auditing  standards than would otherwise be the case.

Leverage Risks
Leverage  risk is created  when an  investment  exposes a Fund to a level of risk that  exceeds the amount  invested.  Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Interest Rate Risks
Prices of fixed  income  securities  rise and fall in response to changes in  the  interest  rate  paid  by  similar  securities.  Generally,  when interest rates rise,  prices of fixed income  securities  fall.  However,
market  factors,   such  as  the  demand  for  particular   fixed  income
securities,  may cause the price of certain  fixed income  securities  to fall while the prices of other securities rise or remain unchanged.

Interest  rate  changes  have a  greater  effect  on the  price  of fixed income  securities  with longer  durations.  Duration  measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit  risk  is  the  possibility  that  an  issuer  will  default  on a security by failing to pay interest or  principal  when due. If an issuer defaults, a Fund will lose money.

Many fixed income  securities  receive  credit ratings from services such as  Standard  &  Poor's and Moody's  Investor  Services,  Inc.  These
services  assign  ratings to securities  by assessing  the  likelihood of issuer  default.  Lower credit ratings  correspond to higher credit risk.
If a security has not received a rating,  a Fund must rely  entirely upon the Advisor's credit assessment.

Fixed income securities  generally  compensate for greater credit risk by paying  interest at a higher rate.  The  difference  between the yield of a security and the yield of a U.S.  Treasury  security  with a comparable maturity  (the spread)  measures the  additional  interest paid for risk.
Spreads  may  increase  generally  in  response  to adverse  economic  or
market  conditions.   A  security's  spread  may  also  increase  if  the
security's  rating is lowered,  or the  security is  perceived to have an increased  credit  risk.  An  increase in the spread will cause the price of the security to decline.

Credit  risk  includes  the  possibility  that a party  to a  transaction involving  a Fund will fail to meet its  obligations.  This could cause a
Fund to lose the  benefit  of the  transaction  or  prevent  a Fund  from selling or buying other securities to implement its investment strategy.

Call Risks
Call risk is the  possibility  that an issuer may  redeem a fixed  income security  before  maturity (a call) at a price  below its current  market
price.   An  increase  in  the  likelihood  of  a  call  may  reduce  the security's price.

If a fixed  income  security is called,  a Fund may have to reinvest  the proceeds in other fixed  income  securities  with lower  interest  rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Generally,  homeowners  have the option to prepay their  mortgages at any time without  penalty.  Homeowners  frequently  refinance  high  interest rate mortgages  when mortgage rates fall.  This results in the prepayment of mortgage backed  securities  with higher  interest rates.  Conversely, prepayments  due to  refinancings  decrease when mortgage rates increase.
This extends the life of mortgage  backed  securities with lower interest rates.  Other  economic  factors can also lead to  increases or decreases in  prepayments.  Increases in prepayments of high interest rate mortgage backed  securities,  or decreases in  prepayments  of lower interest rate mortgage  backed  securities,  may reduce  their  yield and price.  These
factors,   particularly  the  relationship  between  interest  rates  and mortgage  prepayments  makes the price of mortgage backed securities more
volatile  than  many  other  types  of  fixed  income   securities   with
comparable credit risks.

Mortgage backed securities  generally  compensate for greater  prepayment risk by paying a higher  yield.  The  difference  between  the yield of a mortgage backed security and the yield of a U.S.  Treasury  security with a comparable  maturity  (the spread)  measures  the  additional  interest paid for risk.  Spreads  may  increase  generally  in response to adverse economic or market  conditions.  A  security's  spread may also  increase if the  security is perceived  to have an  increased  prepayment  risk or perceived  to have less  market  demand.  An  increase in the spread will cause the price of the security to decline.

A Fund may have to  reinvest  the  proceeds of  mortgage  prepayments  in
other  fixed  income   securities  with  lower  interest  rates,   higher
prepayment risks, or other less favorable characteristics.

Risks Associated with Noninvestment Grade Securities
The  convertible  securities  in which the Funds may  invest may be rated below  investment  grade.  Convertible  securities rated below investment grade may be  subject to the same risks as those  inherent  in  corporate debt  obligations that are rated below  investment  grade,  also known as junk  bonds.  Junk bonds  generally  entail  greater  market,  credit and liquidity  risks than investment  grade  securities.  For example,  their prices are more volatile,  economic  downturns and financial setbacks may affect  their prices more  negatively,  and their  trading  market may be more limited.

Risks Associated with Complex CMOs
CMOs  with  complex  or  highly  variable   prepayment   terms,  such  as
companion  classes,  IOs, POs, Inverse Floaters and residuals,  generally
entail  greater  market,   prepayment  and  liquidity  risks  than  other
mortgage backed securities.  For example,  their prices are more volatile and their trading market may be more limited.


Fund Expenses-Managed Allocation Funds
Mutual fund portfolios bear charges for advisory fees and operational expenses.  The Managed Allocation Funds and the Underlying Funds in
which they invest each bear these expenses, so investors in the Managed
Allocation Funds may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Exchange-Traded Funds
An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies.  The price of an ETF can fluctuate up or down, and the Funds could lose money investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs that are exchange-traded may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's share may be halted if the listing exchange's officials deem such action appropriate, the share are delisted from the exchange, or the activation of market-wide "circuit- breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

STATE INSURANCE REGULATIONS

The Funds are  intended  to be  funding  vehicles  for  variable  annuity contracts  and  variable  life  insurance  policies  offered  by  certain insurance  companies.  The  contracts  will seek to be offered in as many jurisdictions as possible.  Certain states have  regulations  concerning,
among  other  things,   the  concentration  of  investments,   sales  and
purchases  of  futures  contracts,  and  short  sales of  securities.  If applicable,  the Funds may be limited in their  ability to engage in such investments  and to manage their  portfolios  with  desired  flexibility.
The  Funds  will  operate  in  material  compliance  with the  applicable insurance laws and  regulations of each  jurisdiction  in which contracts will be offered by the insurance companies which invest in the Funds.

VARIABLE ASSET REGULATIONS

The  Funds  are also  subject  to  variable  contract  asset  regulations prescribed by the U.S.  Treasury  Department  under Section 817(h) of the
Internal   Revenue  Code.   After  a  one  year  start-up   period,   the
regulations  generally  require  that,  as of the  end of  each  calendar quarter  or  within  30 days  thereafter,  no more  than 55% of the total assets of each Fund may be  represented  by any one  investment,  no more than 70% of the total assets of each Fund may be  represented  by any two investments,  no more  than 80% of the  total  assets of each Fund may be represented by any three  investments,  and no more than 90% of the total assets  of each  Fund  may be  represented  by any four  investments.  In
applying  these  diversification   rules,  all  securities  of  the  same
issuer,  all  interests  of  the  same  real  property  project  and  all
interests   in  the  same   commodity   are  each  treated  as  a  single
investment.  In  the  case  of  government  securities,  each  government agency or  instrumentality  shall be  treated as a  separate  issuer.  If
the  Funds  fail  to  achieve   the   diversification   required  by  the
regulations,  and unless  relief is obtained  from the  Internal  Revenue
Service,  the  contracts  invested  in a  Fund  will  not be  treated  as annuity, endowment, or life insurance contracts.

MIXED FUNDING AND SHARED FUNDING
As noted previously, the Funds were established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Trust is permitted to engage in "mixed funding" (using shares as investments for both variable annuity contracts and variable life insurance policies) and
"shared funding" (using shares as investments for separate accounts of unaffiliated life insurance companies) pursuant to an exemption from the SEC, and currently is engaged in shared funding arrangements and must comply with conditions of the SEC exemption that are designed to protect investors in the Funds.  Although the Funds do not currently see any disadvantage to contract owners due to differences in redemption rates, tax treatment or other considerations resulting from mixed funding or shared funding, the SEC only requires the Trustees to monitor the operation of mixed funding and shared funding arrangements, and to consider appropriate action to avoid material conflicts, and to take appropriate action in response to any material conflicts which occur.  Such action could result in one or more participating insurance companies withdrawing their investment in a Fund.
The Funds are authorized to pay financial institutions (primarily life insurance companies) a combined Rule 12b-1 and Shareholder Services fee at the maximum annual rate of 0.35% of the average daily net assets of
Shares for which a financial institution provides distribution-related, administrative, shareholder and/or recordkeeping services.

FUNDAMENTAL INVESTMENT OBJECTIVES
=========================================================================

The  Conservative  Growth  Fund  II's  investment  objective  is to  seek capital appreciation and income.

The  Moderate  Growth Fund II's  investment  objective is to seek capital growth. Income is a secondary objective.

The Aggressive  Growth Fund II's investment  objective is to seek capital appreciation.

The  Large  Cap  Value  Fund  II's  investment  objective  is to  provide capital  appreciation.  Current  income is a  secondary,  non-fundamental investment consideration.

The Large  Cap  Growth  Fund  II's  investment  objective  is to  provide capital appreciation.

Unless otherwise stated above,  all of the investment  objectives  listed above are  fundamental.  The  investment  objective may not be changed by the Funds' Trustees without shareholder approval.

INVESTMENT LIMITATIONS
=========================================================================

Each Fund may, in the future, seek to achieve the Fund's investment objectives by investing all of the Fund's assets in a no-load, open-end management investment company having substantially the same investment objectives as the Fund. The Fund's investment policies permit such an investment. Shareholders will receive prior written notice with respect to any such investment.

Issuing Senior Securities and Borrowing Money
Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the Investment
Company Act of 1940 (1940 Act), any rule or order thereunder, or any
SEC staff interpretation thereof.

Underwriting
The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under
circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate
The  Funds  may not  purchase  or sell real  estate,  provided  that this restriction  does not prevent the Funds from  investing in issuers  which invest,  deal,  or  otherwise  engage in  transactions  in real estate or interests  therein,  or investing in securities  that are secured by real estate or interests  therein.  The Funds may exercise  their rights under agreements  relating to such  securities,  including the right to enforce security  interests  and hold  real  estate  acquired  by  reason of such enforcement  until  that real  estate  can be  liquidated  in an  orderly manner.

Lending Cash or Securities
The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in
commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.
Concentration of Investments
The Funds will not make investments that will result in the
concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the
1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Diversification
With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10%
of the outstanding voting securities of that issuer.

The above  limitations  cannot be changed unless  authorized by the Board of Trustees  (Board)  and by the "vote of a majority  of its  outstanding
voting   securities,"   as  defined  by  the  1940  Act.  The   following
limitations,  however,  may be changed by the Board  without  shareholder approval.  Shareholders  will be notified  before any material  change in these limitations becomes effective.

Buying on Margin
The Funds will not purchase securities on margin, provided that the
Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Illiquid Securities


A Fund may not  purchase or acquire any  security  if, as a result,  more than 15% of its net  assets  would be  invested  in  securities  that are illiquid.


Pledging Assets

The  Funds  will  not  mortgage,  pledge,  or  hypothecate  any of  their
assets,   provided   that  this  shall  not  apply  to  the  transfer  of
securities  in   connection   with  any   permissible   borrowing  or  to
collateral arrangements in connection with permissible activities.

Investing in Other Investment Companies
The Funds may invest their assets in securities of other investment companies, including ETFs, as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that their investments in other investment companies may include shares of money market funds, including funds affiliated with the
Funds' investment advisor, and ETFs with respect to Large Cap Value II and Large Cap Growth II. In addition, Conservative Growth Fund II,
Moderate Growth Fund II and Aggressive Growth Fund II intend to invest substantially all of their assets in Underlying Funds.

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank
instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds'
total assets in any one industry will constitute "concentration."

Except with respect to borrowing  money,  if a percentage  limitation  is adhered to at the time of  investment,  a later  increase  or decrease in percentage  resulting  from any  change in value or net  assets  will not result in a  violation  of such  restriction.  Only the Large Cap  Growth
Fund II has any  present  intent to  borrow  money in excess of 5% of the value of its net assets during the coming fiscal year.

For  purposes  of  its  policies  and  limitations,  the  Funds  consider certificates  of deposit  and demand and time  deposits  issued by a U.S.
branch of a domestic  bank or savings and loan having  capital,  surplus,
and  undivided   profits  in  excess  of  $100,000,000  at  the  time  of
investment to be "cash items."

The Underlying Funds in which Conservative Growth Fund II, Moderate
Growth Fund II and Aggressive Growth Fund II  may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing Conservative Growth Fund II,
Moderate Growth Fund II and Aggressive Growth Fund II to participate in certain investment strategies indirectly that may be prohibited under the fundamental and non-fundamental investment restrictions and policies listed above.

Portfolio Turnover

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities.  The
Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.
The portfolio turnover rate for a Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.


For the respective fiscal years ended December 31, 2004, and December
31, 2003, the portfolio turnover rates were 111% and 45% for the Large
Cap Growth Fund II, 126% and 26% for the Large Cap Value Fund II and
109% and 17% for the Managed Allocation Fund- Moderate Growth II.

The increased portfolio turnover rate for the Large Cap Growth Fund II was due to the transition of daily management from the prior sub-advisor, Montag & Caldwell, Inc., to the Advisor, MTBIA.  The
increased portfolio turnover rate for the Large Cap Value Fund II was due to a change in the subadviser along with increased trading due to changes in market conditions.  The increased portfolio turnover rate for the Moderate Growth Fund II was due to the change of designation of the Fund's Share class from Class A Shares to Class I Shares.


DETERMINING MARKET VALUE OF SECURITIES
=========================================================================

Market  values of the  Funds'  portfolio  securities  are  determined  as follows:

o     for  equity  securities,  according  to the last sale  price in the market  in which  they are  primarily  traded  (either  a  national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity  securities,  according to the mean between the last closing bid and asked prices;

o     futures  contracts  and  options  are  generally  valued  at market values  established  by the  exchanges  on which they are traded at the  close of  trading  on such  exchanges.  Options  traded in the over-the-counter  market  are  generally  valued  according  to the mean  between  the last bid and the last asked price for the option
      as   provided   by  an   investment   dealer  or  other   financial
      institution  that deals in the option.  The Board may  determine in good  faith that  another  method of valuing  such  investments  is necessary to appraise their fair market value;

o     for fixed  income  securities,  according  to the mean  between bid and asked prices as furnished by an  independent  pricing  service, except that fixed income  securities  with remaining  maturities of less  than  60  days  at the  time of  purchase  may be  valued  at amortized cost;

o     for  shares of other  mutual  funds,  at their net asset  value per share; and

o     for all  other  securities  at fair  value  as  determined  in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES
Trading in foreign  securities  may be completed at times which vary from the  closing of the New York Stock  Exchange  (NYSE).  In  computing  its
NAV, a Fund values  foreign  securities  at the latest  closing  price on the  exchange on which they are traded  immediately  prior to the closing of the  NYSE.  Certain  foreign  currency  exchange  rates  may  also  be determined  at the latest rate prior to the closing of the NYSE.  Foreign
securities  quoted  in  foreign   currencies  are  translated  into  U.S.
dollars at current rates.  Occasionally,  events that affect these values and  exchange  rates  may  occur  between  the  times at  which  they are determined  and  the  closing  of the  NYSE.  If such  events  materially affect  the  value  of  portfolio  securities,  these  securities  may be valued at their  fair  value as  determined  in good  faith by the Funds'
Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?
=========================================================================

Each Fund's net asset value  (NAV) per Share  fluctuates  and is based on the market value of all securities and other assets of a Fund.

HOW ARE THE FUNDS SOLD?
=========================================================================

Under  the  Distributor's   Contract  with  the  Funds,  the  Distributor
(Edgewood  Services,  Inc.) offers Shares on a  continuous,  best-efforts basis.

RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay a financial intermediary (including the Distributor, the Advisor and their affiliates) for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  In accordance with the Distribution Plan, the Distributor or the Funds may enter into agreements with brokers and dealers relating to distribution and/or marketing services with respect to the Funds.  The Distributor or the Funds may also enter into Rule 12b-1 related agreements with administrators (including financial intermediaries, fiduciaries, custodians for public funds, and investment advisers) to provide distribution related and other services with respect to the Funds.  The
Rule 12b-1 Plan is expected to benefit a Fund in a number of ways. For example, it is anticipated that the Plan will help a Fund attract and retain assets, thus providing cash for orderly portfolio management and
Share redemptions and possibly helping to stabilize or reduce other operating expenses.


A Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will a Fund pay for any expenses of a financial intermediary that exceed the maximum Rule 12b-1 Plan fee of 0.25% of the Funds' average daily net assets.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the financial intermediary has incurred. Therefore, it may take the financial intermediary a number of years to recoup these expenses.


SHAREHOLDER SERVICES

Effective  May 1,  2005,  the  Funds  may pay  financial  intermediaries, including  the  Distributor,  the Advisor and their  affiliates a maximum annual  fee  of  0.10%  of  the  Funds'  average  daily  net  assets  for providing  shareholder  services and  maintaining  shareholder  accounts.
The financial  intermediary  may select others to perform these  services for their customers and may pay them fees.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
In addition to the Rule 12b-1 and/or shareholder services fees that a
Fund pays to financial intermediaries, the Distributor, its affiliate
Federated Services Company, and the Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries.  While
NASD regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the
Distributor, the Advisor and their affiliates may pay out of their own resources.  You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor and their affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the
Distributor, the Advisor and their affiliates may make additional payments to financial intermediary.

SUPPLEMENTAL PAYMENTS
Financial  intermediaries  may be  paid  fees  out of the  assets  of the
Distributor,  its affiliate  Federated Services Company,  and the Advisor and its affiliates (but not out of Fund assets).

Financial intermediaries may receive fees for providing
distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about a Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

Processing Support Payments
The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries' mutual fund trading system.

Other Benefits to Financial intermediaries
From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares.  Such compensation may include financial assistance to financial
intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The Distributor, the
Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

SUBACCOUNTING SERVICES
=========================================================================

Certain  participating  insurance  companies may wish to use the transfer agent's  subaccounting  system to minimize their  internal  recordkeeping requirements.  The transfer  agent may charge a fee based on the level of
subaccounting  services  rendered.   Participating   insurance  companies
holding Shares in a fiduciary,  agency,  custodial,  or similar  capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related  to the  ownership  of Shares.  This information  should,  therefore,  be read  together  with  any  agreement between the customer and the  participating  insurance  company about the
services  provided,   the  fees  charged  for  those  services,  and  any
restrictions and limitations imposed.

REDEMPTION IN KIND
=========================================================================

Although  each  Fund  intends  to  pay  Share  redemptions  in  cash,  it reserves the right, as described  below,  to pay the redemption  price in whole or in part by a distribution of a Fund's portfolio securities.

Because  the Funds have  elected to be  governed  by Rule 18f-1 under the
Investment  Company  Act of 1940,  each  Fund is  obligated  to pay Share redemptions  to any one  shareholder  in cash  only up to the  lesser  of
$250,000 or 1% of the net assets  represented  by such Share class during any 90-day period.

Any Share  redemption  payment  greater  than this amount will also be in cash unless the Funds' Board  determines  that payment should be in kind.
In such a case,  a Fund will pay all or a  portion  of the  remainder  of the  redemption  in  portfolio  securities,  valued  in the same way as a
Fund  determines its NAV. The portfolio  securities will be selected in a manner  that the  Funds'  Board  deems  fair and  equitable  and,  to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash  redemption.  If redemption is made in kind,  shareholders  receiving  the portfolio  securities  and
selling  them  before  their   maturity   could  receive  less  than  the
redemption  value of the securities  and could incur certain  transaction costs.

ACCOUNT AND SHARE INFORMATION
=========================================================================

VOTING RIGHTS
The insurance  company separate  accounts,  as shareholders of the Funds, will vote the Funds' Shares held in their  separate  accounts at meetings of the  shareholders.  Voting  will be in  accordance  with  instructions received from  contract  owners of the separate  accounts,  as more fully outlined in the prospectus of the separate account.

Each  Share  of  a  Fund  gives  the  shareholder  one  vote  in  Trustee elections and other matters submitted to shareholders for vote.

All  Shares  of the  Trust  have  equal  voting  rights,  except  that in matters  affecting only a particular  Fund or class,  only Shares of that
Fund or class are entitled to vote.

Trustees  may be  removed  by the Board or by  shareholders  at a special meeting.  A special meeting of  shareholders  will be called by the Board upon the  written  request  of  shareholders  who own at least 10% of the
Trust's outstanding shares of all series entitled to vote.


As of  April  1,  2005,  the  following  shareholders  owned  of  record, beneficially, or both, 5% or more of outstanding Shares:

--------------------------------------------------------------------------------------------
Fund                            Shareholder Name Address               Percentage Owned
Moderate Growth Fund II         Nationwide Insurance Company                87.80%
                                Columbus, OH
                                                                            8.40%
                                Hartford Life Insurance Company
                                Hartford, CT
Large Cap Value Fund II         Nationwide Insurance Company                91.33%
                                Columbus, OH

                                Hartford Life Insurance Company             8.65%
                                Hartford, CT
Large Cap Growth Fund II        Nationwide Life Insurance Company           91.36%
                                Columbus, OH

                                Hartford Life Insurance Company             7.94%
                                Hartford, CT
--------------------------------------------------------------------------------------------
Shareholders  owning 25% or more of outstanding  Shares may be in control and be able to affect  the  outcome of certain  matters  presented  for a vote of shareholders.

Nationwide  Insurance  Company is organized in the state of Ohio and is a subsidiary  of  Nationwide  Mutual  Insurance  Company;  organized in the state of Ohio.


TAX INFORMATION
=========================================================================

FEDERAL INCOME TAX
Each Fund intends to meet  requirements  of  Subchapter M of the Internal
Revenue Code  applicable  to  regulated  investment  companies.  If these requirements  are not met, it will not receive  special tax treatment and will be subject to federal income tax.

Each Fund  will be  treated  as a single,  separate  entity  for  federal income tax  purposes so that income  earned and capital  gains and losses realized  by the Trust's  other  portfolios  will be separate  from those realized by a Fund.

Each  Fund  must,  and  intends  to,  comply  with  the   diversification
requirements  imposed by Section  817(h) of the  Internal  Revenue  Code.
For  information  concerning  the  consequence  of a Fund not meeting the
Section 817(h) requirements, see the prospectus of the separate account.

The   Treasury   Department   announced   that  it  would  issue   future
regulations or rulings  addressing the  circumstances in which a variable contract  owner's control of the investments of the separate  account may cause the  contract  owner,  rather  than the  insurance  company,  to be treated as the owner of the assets held by the separate  account.  If the contract owner is considered  the owner of the securities  underlying the separate  account,  income and gains produced by those  securities  would be included  currently in the contract  owner's gross  income.  It is not known what standards will be set forth in the regulations or rulings.

FOREIGN INVESTMENTS
If a Fund purchases  foreign  securities,  their investment income may be subject  to foreign  withholding  or other  taxes  that could  reduce the return on these  securities.  Tax treaties  between the United States and foreign  countries,  however,  may  reduce  or  eliminate  the  amount of foreign  taxes to which a Fund would be subject.  The  effective  rate of foreign  tax cannot be  predicted  since the amount of Fund  assets to be invested  within  various  countries  is  uncertain.  However,  the Funds intend to  operate  so as to qualify  for  treaty-reduced  tax rates when applicable.

Distributions  from a Fund may be based on  estimates  of book income for the year.  Book income  generally  consists  solely of the coupon  income generated by the portfolio,  whereas  tax-basis  income includes gains or losses  attributable to currency  fluctuation.  Due to differences in the
book  and  tax  treatment  of  fixed-income   securities  denominated  in
foreign  currencies,  it is difficult to project  currency  effects on an interim  basis.  Therefore,  to the  extent  that  currency  fluctuations cannot be anticipated,  a portion of distributions to shareholders  could later be  designated  as a return of  capital,  rather than  income,  for income  tax  purposes,  which  may be of  particular  concern  to  simple trusts.

If a Fund  invests in the stock of  certain  foreign  corporations,  they may constitute  Passive Foreign  Investment  Companies (PFIC), and a Fund
may  be  subject  to  Federal  income  taxes  upon  disposition  of  PFIC investments.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?
=========================================================================

BOARD OF TRUSTEES

The Board is responsible  for managing the Trust's  business  affairs and for  exercising  all the Trust's  powers  except  those  reserved for the shareholders.  The  following  tables give  information  about each Board member and the senior officers of the Funds.  Where required,  the tables separately list Board members who are  "interested  persons" of the Funds
(i.e.,   "Interested"  Board  members)  and  those  who  are  not  (i.e.,
"Independent"  Board members).  Each Board member oversees all portfolios of the Trust and serves for an indefinite  term.  Information  about each
Board  member  is  provided  below  and  includes  each  person's:  name, address,  birthdate,  present position(s) held with the Trust,  principal occupations  for the past  five  years,  other  directorships  held,  and total  compensation  received  as a  Trustee  from the Trust for its most recent  fiscal  year  applicable  to MTB Large Cap  Growth  Fund II,  MTB
Large Cap Value  Fund II,  MTB  Managed  Allocation  Fund -  Conservative
Growth  II, MTB  Managed  Allocation  Fund -  Moderate  Growth II and MTB
Managed  Allocation Fund - Aggressive  Growth II (December 31, 2004). The
Trust is composed of 36 funds and is the only  investment  company in the
Fund Complex.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

Name
Address
                                                                               Total
Birth date                                                                 Compensation
Position With Trust          Principal Occupations for Past Five Years         From
Date Service Began           and Other Directorships Held                      Trust
---------------------------------------------------------------------------------------------------------
Mark J. Czarnecki*           Principal Occupations: Executive Vice              $0
                             President, Manufacturers and Traders
Manufacturers and Traders    Trust Company ("M&T Bank"), division
Trust Company                head for M&T Bank's investment group.
One M&T Plaza
Buffalo, NY 14203            Other Directorships Held:  None
Birthdate:  November 3,
1955

Trustee

Began serving: August 2000

--------------------------------------------------------------------------------------

* Mark J.  Czarnecki  is  "interested"  due to  positions  he holds  with
M&T Bank, the parent of the Funds' advisor.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name
Address
                                                                              Total
Birth date                                                                 Compensation
Position With Trust          Principal Occupations for Past Five Years         From
Date Service Began           and Other Directorships Held                      Trust
---------------------------------------------------------------------------------------------------------
Joseph J. Castiglia          Principal Occupations: Chairman of the           $54,000
--------------------------   Board, HealthNow Systems, Inc. and
Roycroft Campus              HealthNow New York, Inc. (health care
21 South Grove Street,       company) ; and former President, Chief
Suite 290                    Executive Officer and Vice Chairman,
East Aurora, NY 14052        Pratt & Lambert United, Inc.
Birth date: July 20, 1934    (manufacturer of paints and chemical
                             specialties).
Chairman and Trustee
                             Other Directorships Held: The Energy East
Began serving: February      Corp.
1988

---------------------------------------------------------------------------------------------------------
William H. Cowie, Jr.        Principal Occupations: Retired Vice              $51,000
1408 Ruxton Road             Chairman of Signet Banking Corp., since
Baltimore, MD                1991.
Birth date: January 24,
1931                         Other Directorships Held: None

Trustee

Began serving: September
2003
---------------------------------------------------------------------------------------------------------
John S. Cramer               Principal Occupations: Retired President         $54,000
4216 Jonathan Lane           and Chief Executive Officer, Pinnacle
Harrisburg, PA 17110         Health System (health care); President
Birth date: February 22,     Emeritis, Highmark Blue Cross Blue Shield.
1942
                             Other Directorships Held: Highmark Blue
Trustee                      Cross Blue Shield; Chek-Med Corporation

Began serving: December
2000

---------------------------------------------------------------------------------------------------------
Daniel R. Gernatt, Jr.       Principal Occupations: President and CFO,        $49,000
Richardson & Taylor      Gernatt Asphalt Products, Inc.;
Hollow Roads                 President, Dan Gernatt Gravel Products,
Collins, NY                  Inc.; President, Country Side Sand &
Birth  date: July 14, 1940   Gravel, Inc.

Trustee                      Other Directorships Held: None

Began serving: February
1988

---------------------------------------------------------------------------------------------------------
Richard B. Seidel            Principal Occupations: Chairman and              $54,000
770 Hodges Lane              Director,  (since 1995) of Girard
Strafford, PA                Partners, a registered broker-dealer.
Birth date: April 20, 1941
                             Other Directorships Held: None
Trustee

Began serving: September
2003

OFFICERS

---------------------------------------------------------------------------------------------------------
Name                                                                           Total
Address                                                                    Compensation
Birth date                   Principal Occupations for Past Five Years         From
Position With Trust          and Previous Positions                           Trust**
---------------------------------------------------------------------------------------------------------
Charles L. Davis             Principal Occupations: Vice President,             $0
                             Managing Director of Mutual Fund Service,
Federated Investors Tower    Federated Services Company; and President,
Pittsburgh, PA               Edgewood Services, Inc.
Birth date: March 23, 1960
                             Previous Positions: President, Federated
Chief Executive Officer      Clearing Services; and Director, Business
                             Development Mutual Fund Services,
Began serving: December      Federated Services Company.
2002
---------------------------------------------------------------------------------------------------------
Carl W. Jordan               Principal Occupations: Senior Vice                 $0
One M&T Plaza            President, M&T Bank, 2001- Present;
Buffalo, NY                  Administrative Vice President, M&T
Birth date: January 2,       Bank, 1995-2001.
1955

President

Began serving: May 2001
---------------------------------------------------------------------------------------------------------
Kenneth G. Thompson          Principal Occupations: Administrative              $0
100 East Pratt Street        Vice President, M&T Bank,
Baltimore, MD                2002-Present; Vice President, M&T
Birth date: September 4,     Bank, 1999-2002; Regional Sales Manager,
1964                         M&T Securities, Inc., 1995-1999.

Vice President

Began serving: May 2001
---------------------------------------------------------------------------------------------------------
Philip R. Carbone            Principal Occupations: Vice President,             $0
100 East Pratt Street,       Director of Distribution for Proprietary
15th floor                   Products, M&T Securities, since 2003;
Baltimore, MD                Manager, Vision Shareholder Services and
Birth date: July 27, 1954    Discount Brokerage, 1998-2002.

Vice President               Previous Positions: Regional Sales
                             Manager, M&T Securities, Inc.,
Began serving: September     1995-1998.
2003
---------------------------------------------------------------------------------------------------------
Scot A. Millen               Principal Occupations: Vice President,             $0
100 East Pratt Street,       Product Manager, M&T Securities,
15th floor                   since 2002; Executive Associate, M&T
Baltimore, MD                Investment Group, 2001-2002; Summer
Birth date: February 22,     Associate, M&T Investment Group, 2000.
1969

Vice President

Began serving: September
2003
---------------------------------------------------------------------------------------------------------
Judy Mackin                  Principal Occupations: Vice President,             $0
Federated Investors Tower    Mutual Fund Services Division, Federated
Pittsburgh, PA               Services Company.
Birth date: May 30, 1960

Vice President and
Assistant Treasurer

Began serving: March 2005
---------------------------------------------------------------------------------------------------------
Richard J. Thomas            Principal Occupations: Principal Financial         $0
Federated Investors Tower    Officer and Treasurer of the Federated
Pittsburgh, PA               Fund Complex; Senior Vice President,
Birth date: June 17, 1954    Federated Administrative Services.

Treasurer                    Previous Positions: Vice President,
                             Federated Administrative Services; held
Began serving: December      various management positions within Funds
2002                         Financial Services Division of Federated
                             Investors, Inc.
---------------------------------------------------------------------------------------------------------
C. Grant Anderson            Principal Occupation: Counsel, Reed Smith          $0
Federated Investors Tower    LLP (since October 2002).
Pittsburgh, PA
Birth date: November 6,
1940                         Previous Positions: Corporate Counsel,
                             Federated Investors, Inc.; Vice
Secretary                    President, Federated Services Company.

Began serving: December
2000
---------------------------------------------------------------------------------------------------------
Victor R. Siclari            Principal Occupations: Partner, Reed               $0
Federated Investors Tower    Smith LLP (since October 2002).
Pittsburgh, PA
Birth date: November 17,     Previous Positions: Senior Corporate
1961                         Counsel and Vice President, Federated
                             Services Company (prior to October 2002).
Assistant Secretary

Began serving: May 2000;
Secretary from August 11,
1995 to May 11, 2000;
Assistant Secretary from
May 11, 2000 to present.
---------------------------------------------------------------------------------------------------------

** Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD
Board          Committee           Committee Functions                         Meetings Held
Committee      Members                                                          During Last
                                                                               Fiscal Year

  Executive    Mark J. Czarnecki   In between meetings of the full Board,          Four
               ------------------  the Executive Committee generally may
               Daniel R.           exercise all the powers of the full Board
               Gernatt, Jr.        in the management and direction of the
               Richard B. Seidel   business and conduct of the affairs of
                                   the Trust in such manner as the Executive
                                   Committee shall deem to be in the best
                                   interests of the Trust. However, the
                                   Executive Committee cannot elect or
                                   remove Board members, increase or
                                   decrease the number of Trustees, elect or
                                   remove any Officer, declare dividends,
                                   issue shares or recommend to shareholders
                                   any action requiring shareholder approval.
    Audit      Joseph J.           The purposes of the Audit Committee are         Four
               Castiglia           to oversee the accounting and financial
               William H. Cowie,   reporting process of the Funds, the
               Jr.                 Funds' internal control over financial
               John S. Cramer      reporting, and the quality, integrity and
               Richard B. Seidel   independent audit of the Funds' financial
                                   statements. The Committee also oversees
                                   or assists the Board with the oversight
                                   of compliance with legal requirements
                                   relating to those matters, approves the
                                   engagement and reviews the
                                   qualifications, independence and
                                   performance of the Funds' independent
                                   registered public accountants, acts as a
                                   liaison between the independent
                                   registered public accountants and the
                                   Board and reviews the Funds' internal
                                   audit function.
 Nominating+   Joseph J.           The Nominating Committee, whose members         None
               Castiglia           consist of all independent Trustees,
               William H. Cowie,   selects and nominates persons for
               Jr.                 election to the Funds' Board when
               Daniel R.           vacancies occur. The Committee will
               Gernatt, Jr.        consider candidates recommended by
               John S. Cramer      shareholders, Independent Trustees,
               Richard B. Seidel   officers or employees of any of the
                                   Funds' agents or service providers and
                                   counsel to the Funds. Any shareholder who
                                   desires to have an individual considered
                                   for nomination by the Committee must
                                   submit a recommendation in writing to the
                                   Secretary of the Funds, at the Funds'
                                   address appearing on the back cover of
                                   this Statement of Additional Information.
                                   The recommendation should include the
                                   name and address of both the shareholder
                                   and the candidate and detailed
                                   information concerning the candidate's
                                   qualifications and experience. In
                                   identifying and evaluating candidates for
                                   consideration, the Committee shall
                                   consider such factors as it deems
                                   appropriate. Those factors will
                                   ordinarily include: integrity,
                                   intelligence, collegiality, judgment,
                                   diversity, skill, business and other
                                   experience, qualification as an
                                   "Independent Trustee," the existence of
                                   material relationships which may create
                                   the appearance of a lack of independence,
                                   financial or accounting knowledge and
                                   experience, and dedication and
                                   willingness to devote the time and
                                   attention necessary to fulfill Board
                                   responsibilities.

+ created effective June 23, 2004
-------------------------------------------------------------------------

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE TRUST
AS OF DECEMBER 31, 2004

Interested                       Dollar Range of               Aggregate
Board Member Name                   Shares Owned         Dollar Range of
                                        in Funds         Shares Owned in
                                                               the Trust

Mark J. Czarnecki                           None           Over $100,000

Independent                      Dollar Range of               Aggregate
Board Member Name                   Shares Owned         Dollar Range of
                                        in Funds         Shares Owned in
                                                                the Trust

Joseph J. Castiglia                         None           Over $100,000

William H. Cowie, Jr.                       None                    None

John S. Cramer                              None              $1-$10,000

Daniel R. Gernatt, Jr.                      None           Over $100,000

Richard B. Seidel                           None       $50,001- $100,000

-------------------------------------------------------------------------
As of April 1,  2005, the Funds' board and officers as a group owned less than 1% of each fund's outstanding shares.

INVESTMENT ADVISOR
The Advisor conducts investment research and makes investment decisions for the Funds.

The Advisor shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the Investment Company Act of 1940 ("1940 Act"), the
Funds' Board has initially approved the Funds' investment advisory contract and subadvisory contracts and will have to renew the contracts on a yearly basis after the initial term.  The Board's decision to approve these contracts reflects the exercise of its business judgment.  During its review of these contracts, the Board considers many factors, among the most material of which are: the Funds'
investment objectives and any long term performance; the Advisor's and subadvisors' management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Funds and its shareholders by the M&T Bank organization in addition to investment advisory services.

In assessing the Advisor's and subadvisors' performance of their respective obligations, the Board also considers whether there is likely to occur a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.
In particular, the Board recognizes that most shareholders will invest in the Funds on the strength of the Advisor's industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the advisor and subadvisors.  This includes fees received for services provided to the Funds by other entities in the M&T Bank
organization and research services received by the Advisor and subadvisors from brokers that execute Fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an advisor's compensation:  the nature and quality of the services provided by the advisor, including the performance of the fund; the advisor's cost of providing the services; the extent to which the advisor may realize
"economies of scale" as the fund grows larger; any indirect benefits that may accrue to the advisor and its affiliates as a result of the advisor's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the advisor's service and fee.  The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with the Advisor and subadvisors on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisor and subadvisors.
The Advisor provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.
Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the advisor's investment philosophy, personnel, and processes; the fund's short- and long-term performance
(in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the
Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Funds by the Advisor and subadvisors and their respective affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant
developments in the mutual fund industry and how the Funds and/or the
Advisor and subadvisors are responding to them.

The Board also receives financial information about the Advisor and subadvisors, including reports on the compensation and benefits the
Advisor or subadvisors, as the case may be, derives from its relationships with the Funds.  These reports cover not only the fees under the advisory contracts, but also fees received by the Advisor's affiliates for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' co-administrator and shareholder servicing agent).  The reports also discuss any indirect benefit the Advisor or subadvisors may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory and subadvisor contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative.
Because the totality of circumstances includes considering the relationship of each fund to the MTB Group of Funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by the Advisor.

In approving NWQ Investment Management Company LLC (NWQ) as the sub-advisor for Large Cap Value Fund II, the Board carefully evaluated:
(1) the search process that led to the Advisor's recommendation; (2)
the nature, extent and quality of the services expected to be rendered to the Fund; (3) the distinct investment objective and policies of the
Fund; (4) the history, organizational structure, financial condition and reputation of NWQ, and the qualification and background of NWQ's personnel; (5) the practices and policies of NWQ with respect to selecting brokers and executing trades; (6) certification by NWQ of the existence and adequacy of an advisor compliance program under the
Investment Advisers Act of 1940; (7) any regulatory, compliance or litigation matters; (8) business continuity and document management programs; (9) the investment performance records of NWQ; (10) the reasonableness of the fees to be paid to and the profits to be realized by NWQ (including any benefits to be received by NWQ or its affiliates in connection with soft dollar arrangements); (11) whether the fees to be paid to NWQ were competitive with the fees it charges other clients that are similarly managed; (12) how competitive forces in the market impacted the ability to secure the services of NWQ and negotiate fees;
(13) the extent to which economies of scale would be realized as the
Fund grows, and whether fee levels reflect these economies of scale;
(14) the reasonableness of the fees that would be retained by MTBIA, before and after any voluntary waivers, and that there would be no changes to the advisory fees charged to the Fund; and (15) other factors deemed relevant. The Board relied upon MTBIA's report to the
Board that the nature of the services to be provided by, and the fees to be paid to, NWQ are no less favorable to the Fund than are available from other prospective sub-advisors, noting in that regard that all fees to NWQ will be paid by MTBIA, and not by the Fund.


SUB-ADVISOR

Large Cap Value Fund II

Effective  December 8, 2004, the Advisor  delegated  daily  management of the Large Cap Value Fund II to a  sub-advisor,  NWQ.  NWQ was  founded in
1982 and became a  wholly-owned  subsidiary  of United  Asset  Management
Corp.  (UAM) in 1992.  In 2000,  UAM was  acquired  by Old Mutual Plc. On
August 1, 2002, Nuveen  Investments,  Inc.  purchased NWQ from Old Mutual
Plc and NWQ,  which  had been  incorporated,  was  merged  into a Limited
Liability  Company.  For its services under the  Sub-Advisory  Agreement,
NWQ is  entitled  to receive an  allocable  portion of the  advisory  fee that the  Advisor  receives  from  the  Large  Cap  Value  Fund  II.  The allocation  is based on the amount of the  average  daily net assets that
NWQ  manages  for the Fund.  This fee is paid by the  Advisor  out of the fees it receives from the Fund and is not a direct Fund  expense.  NWQ is entitled  to be paid a fee at the  annual  rate of 0.45%  of the  average daily net assets of the Large Cap Value Fund II that it manages.


Portfolio Manager Information
The following information about the Funds' Portfolio Managers is provided as of the end of the Funds' most recently completed fiscal year.

Thomas R. Pierce

                                   Total Number of
  Other Accounts Managed by             Other
       Thomas R. Pierce           Accounts Managed/
                                    Total Assets*
    Registered Investment         7 / $720,455,474
          Companies
   Other Pooled Investment                0
           Vehicles
        Other Accounts                    0
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Conservative Growth Fund II,
Moderate Growth Fund II and Aggressive Growth Fund II: none.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Pierce's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Pierce's investment performance relative to the benchmarks for all of the funds that he manages (including retail MTB
Funds not offered by the Variable Annuity Funds' Prospectus).  The benchmarks for the three Funds offered by the Variable Annuity Funds'
Prospectus are 60% to S&P 500 and 40% to Lehman Aggregate.  In
addition, as the Managing Director of Equity Research, a component of
Mr. Pierce's incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in
M&T Bank Corporation.

The performance portion of Mr. Pierce's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Mark J. Stevenson

                                   Total Number of
  Other Accounts Managed by             Other
      Mark J. Stevenson           Accounts Managed/
                                    Total Assets*
    Registered Investment         3 / $100,000,000
          Companies
   Other Pooled Investment                0
           Vehicles
       Other Accounts**           454/ $300,000,000
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

**Portfolio Manager is a dual employee of MTBIA and M&T Bank. All of the "Other" accounts shown are accounts of the Trust Department of
M&T Bank.  As of March 31, 2005, the numbers listed for the Other
Accounts changed to 264/$180,000,000.

Dollar value range of shares owned in the Conservative Growth Fund II,
Moderate Growth Fund II and Aggressive Growth Fund II: none.

Compensation Structure

Mr. Stevenson's salary consists primarily of a base salary with a year-end bonus based in part on Trust account maintenance, risk control/adherence to process management guidelines, and participation in Trust new business activities such as the attraction of new accounts or the addition of assets to existing accounts. No compensation besides a salary is received with respect to the management of the Funds or any other mutual fund.

Mr. Stevenson's performance is formally evaluated annually and based on a variety of factors. Salary is based on job responsibilities in both the management of Trust client assets and those deriving from the management of both the retail and Variable Annuity Managed Allocation
Funds.  Bonus is based in part on Trust account maintenance, risk control/adherence to process management guidelines, and participation in Trust new business activities such as the attraction of new accounts or the addition of assets to existing accounts. Deferred stock options are awarded at year end based purely on the discretion of M&T Bank senior management.

Allen J. Ashcroft

                                   Total Number of
  Other Accounts Managed by             Other
      Allen J. Ashcroft           Accounts Managed/
                                    Total Assets*
    Registered Investment         4 / $270,866,231
          Companies
   Other Pooled Investment                0
           Vehicles
        Other Accounts                    0
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Large Cap Growth Fund II:
None.

Compensation Structure

The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Mr. Ashcroft's compensation is based upon a base salary and an annual incentive bonus. The fixed salary is based on the job description of the position and overall qualifications of the individual. For the year ended December 31, 2004, his bonus was based on the Fund's performance and how his stock selection fared in this and other portfolios, in the sectors which he covers as an analyst
(Energy, Consumer Staples), relative to relevant benchmarks.

The performance portion of Mr. Ashcroft's bonus is based on the time weighted rates of return for the funds he manages compared to the
S&P Barra Growth Index with the heaviest emphasis on current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long term track record.

Byron J. Grimes

                                   Total Number of
  Other Accounts Managed by             Other
       Byron J. Grimes            Accounts Managed/
                                    Total Assets*
    Registered Investment         2 / $121,836,387
          Companies
   Other Pooled Investment                0
           Vehicles
        Other Accounts                    0
*None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Large Cap Growth Fund II:
none.

Compensation Structure

The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Mr. Grimes' compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. For the year ended December 31, 2004, Mr. Grimes'
bonus was a contractual amount determined during discussions at his hiring. The bonus going forward will be determined by three components:
the overall performance of M&T Bank, the overall performance of
MTBIA relative to budget; and his investment performance relative to the S&P Barra Growth Index, the benchmark for all of the funds that he manages. In addition, as the Managing Director of Equity Portfolio
Management, a component of his incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Grimes' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the
S&P Barra Growth Index with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.


Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

o     The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. MTBIA seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular
      investment strategy are managed using the same investment models.

o     If a portfolio manager identifies a limited investment
      opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that
      opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these
      situations, MTBIA has adopted procedures for allocating portfolio transactions across multiple accounts.

o     With respect to many of its clients' accounts, MTBIA determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, MTBIA may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, MTBIA may place separate, non-simultaneous, transactions for a Fund and other accounts, which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

o     The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where MTBIA has an incentive, such as a performance-based management fee, which MTBIA may charge in the future to some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

MTBIA has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

See also the "Advisor Potential Conflict" section in the Prospectus regarding the conflicts of interest in managing the Managed Allocation
Funds.

Edward C. Friedel, CFA

                                   Total Number of
  Other Accounts Managed by             Other
    Edward C. Friedel, CFA        Accounts Managed/
                                    Total Assets*
    Registered Investment         2 / $157,500,000
          Companies
   Other Pooled Investment        5 / $390,700,000
           Vehicles
        Other Accounts                  452/
                                   $20,058,000,000

*None of the Accounts has an advisory fee that is based on the performance of the account.  For purposes of this column, separately managed account (wrap-fee) programs in which NWQ is a manager are reported as one account per investment product.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Large Cap Value Fund II: none.

Compensation Structure

NWQ's portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm's executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary.
The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contribution as measured by the overall investment performance of client portfolios, an objective review of stock recommendations and the quality of primary research, and subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

The total compensation package includes the availability of an equity-like incentive for purchase (whose value is determined by the increase in profitability of NWQ over time) made to most investment professionals. NWQ is a majority-owned subsidiary of Nuveen
Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the NWQ executive committee.

Jon D. Bosse, CFA

                                   Total Number of
  Other Accounts Managed by             Other              Number of Other
      Jon D. Bosse, CFA           Accounts Managed/           Accounts
                                    Total Assets*       Managed/Total Assets
                                                        that are Subject to
                                                          Performance Fees
    Registered Investment         3 / $424,600,000               0
          Companies
   Other Pooled Investment         5 / 390,700,000               0
           Vehicles
        Other Accounts                  549/              6 / $132,000,000
                                   $24,483,000,000
*None of the Accounts in this column has an advisory fee that is based on the performance of the account. For purposes of this column, separately managed account (wrap-fee) programs in which NWQ is a manager are reported as one account per investment product.
-------------------------------------------------------------------------

Dollar value range of shares owned in the Large Cap Value Fund II: none.

Compensation Structure

NWQ's portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm's executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary.
The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contribution as measured by the overall investment performance of client portfolios, an objective review of stock recommendations and the quality of primary research, and subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

The total compensation package includes the availability of an equity-like incentive for purchase (whose value is determined by the increase in profitability of NWQ over time) made to most investment professionals. NWQ is a majority-owned subsidiary of Nuveen
Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between  Nuveen Investments and the NWQ executive committee.

As of December 31, 2004, NWQ had six institutional accounts that have investment management fees calculated in part on the performance of the account versus a benchmark ("performance based fees accounts"). The performance based fee accounts are managed identically to other institutional accounts within the same strategy and there are no additional investment risks taken in conjunction with this type of investment management fee. The portfolio manager who manages these performance based fee accounts does not receive any additional compensation from these accounts based on any performance fees received from such accounts.

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

o     The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. NWQ seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular
      investment strategy are managed using the same investment models.

o     If a portfolio manager identifies a limited investment
      opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that
      opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these
      situations, NWQ has adopted procedures for allocating portfolio transactions across multiple accounts.

o     With respect to many of its clients' accounts, NWQ determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, NWQ may be limited by the client with respect to the selection of brokers or may be
      instructed to direct trades through a particular broker. In these cases, NWQ may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

o     The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where NWQ has an incentive, such as a
      performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

NWQ has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING
As required by SEC rules, the Funds, their Advisor, Subadvisor and
Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has  delegated to the Advisor  authority to vote proxies on the securities  held in the  Fund's  portfolio.  The Board has also  approved the Advisor's  policies and procedures for voting the proxies,  which are set forth in their entirety below.

MTB INVESTMENT ADVISORS, INC. PROXY VOTING POLICY

INTRODUCTION

MTB Investment Advisors, Inc. acknowledges that among its duties as a fiduciary to its clients is the obligation to protect the interests of its clients by voting the shares held by its clients' accounts.  In order to ensure that shares are voted in all appropriate circumstances,
Advisor will exercise voting discretion as to all shares unless voting discretion is specifically reserved for the client or assigned to a third party in the advisory contract.  To ensure that shares are voted in a consistent manner and in the best interest of its clients, Advisor has adopted this Proxy Voting Policy.

GENERAL STANDARDS AND APPROACH
Each year, the Advisor receives hundreds of proxy solicitations with respect to voting securities held in client accounts.  The matters to be voted upon may be proposals of management or of stockholders, and cover a diverse assortment of complex issues.  Whether the interests of shareholders are best served by a vote "for" or "against" a proposal often depends upon the context, the effects that adoption could have on the company's business, and the motivations of the parties making the proposal.  These determinations require a considerable investment of time, resources and expertise.

Given the sheer volume of proxies, and the broad spectrum of issues to be voted upon, the proxy voting process represents a considerable administrative burden.  In order to efficiently discharge its duty to vote proxies, Advisor has engaged a third party, Institutional
Shareholder Services, Inc. ("ISS") to perform the function of analyzing and providing recommendations on voting proxies.

ISS is the acknowledged industry leader in assisting institutional shareholders with the types of proxy analysis described above.  Advisor has reviewed the policies and considerations applied by ISS in voting proxies and found them to be fully consistent with the policies of Advisor, which are set forth in detail herein.  Accordingly, Advisor will generally follow the ISS recommendations in voting proxies.

In general, Advisor believes that it is in the best interests of its clients to vote its clients' shares so as to promote the alignment of the interests of corporate management with the interests of its
shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that Advisor believes will result in financial rewards for its clients.

Advisor reserves the right to override any voting policy stated below when it believes that a vote contrary to a policy would be in the best interest of Advisor's clients.  Any vote contrary to a stated policy must be approved by the Trade Management Oversight Committee of the
Advisor's Board of Directors, or that Committee's designee.  A written summary of the considerations in making the voting decision should be prepared and retained with the records of the proxy.

Advisor believes that addressing its proxy voting obligations as described in this Proxy Voting Policy will promote the best interests of shareholders, and therefore, will be in the best interests of Advisor's clients.

CONFLICTS OF INTEREST

Advisor may have a conflict of interest in voting a particular proxy.
A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships.
Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.

The Trade Management Oversight Committee has reviewed a copy of the ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to Advisor as result of business conducted by ISS.  The Trade Management Oversight Committee believes that the policies, procedures and practices followed by ISS minimize the potential conflicts of interest by ISS in making voting recommendations to Advisor.

Whenever a portfolio manager determines that it is in a client's best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in this Proxy Voting Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Trade Management Oversight
Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.

For purposes of identifying conflicts under this policy, the Trade Management
Oversight Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of Advisor, and other information actually known by a member of the Trade Management
Oversight Committee.

In the event that the Trade Management Oversight Committee determines that
Advisor has a material conflict of interest with respect to a proxy proposal, then Advisor shall either:

1.  Vote on the proposal in accordance with the recommendation of the
Trade Management Oversight Committee or that committee's designee;

OR

2.  Prior to voting on the proposal, either:

(i)  Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or

(ii)  Fully disclose the nature of the conflict to the client(s), and obtain the client's consent as to how Advisor will vote on the proposal
(or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

Advisor may not address a material conflict of interest by abstaining from voting, unless the Trade Management Oversight Committee (or that committee's designee) has determined that not voting the proxy is in the best interest of a client.  However, as indicated above, there may be other circumstances where Advisor determines that refraining from voting a proxy is in the client's best interest and the existence of a material conflict of interest shall not affect such a determination.

The Trade Management Oversight Committee shall document the manner in which proxies involving a material conflict of interest have been voted by
Advisor as well as the basis for any determination that Advisor does not have a material conflict of interest in respect of a particular matter.

ROUTINE MATTERS

VOTING FOR DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS.
Advisor will vote for the candidates nominated by management in uncontested elections unless there is a basis or reason for opposing such candidates, in which event Advisor shall withhold its vote for such candidates.
To the extent practicable, Advisor will consider the following factors when assessing reasons for opposing candidates in uncontested elections and making case-by-case voting determinations in contested elections:

    o Long-Term Corporate Performance Record. When Advisor believes that there has been consistent underperformance by a company, Advisor will consider the potential for effecting change when evaluating incumbent candidates and first-time candidates. As part of this consideration, Advisor will examine the company's financial performance measures, market-based performance measures, Standard
      & Poor's Common Stock rankings, and any other applicable
      performance measures.
    o Composition of the Board and Key Board Committees. Advisor will consider a director to be independent if he or she has no
      connection to the company other than a board seat. Even if the board member has served on the board for over ten years, he/she will still be considered to be an independent director.
      Key board committees such as audit, compensation, and nominating committees should be composed entirely of independent directors.
      Votes for insider directors will normally be withheld if they serve on any of these committees. In addition, votes for inside directors should be withheld in instances where the full board serves as the audit, compensation, or nominating committee or in instances where the company does not have one of these
      committees.
    o Attendance at Meetings. An incumbent candidate should have attended at least 75 percent of the board and committee meetings.
      Mitigating circumstances for absenteeism may include the
      convening of relatively few meetings and other reasonable
      justifications that are not likely to reoccur.
    o Director's Investment in the Company. Ownership of a significant block of stock is a positive factor because it tends to align the director's interests with those of the shareholders. The lack of any stock holding or a small holding may be a negative factor in the absence of an explanation. Stock ownership should not be a factor in the case of candidates, such as academics or religious leaders, who may be qualified to serve but lack the wealth to buy stock.
    o Retired Chief Executive Officers (CEOs). Nominations of retired
      CEOs to boards of the companies they headed are generally not favored but may be supported in exceptional circumstances. For example, the nomination of a retired CEO with an outstanding record of performance by a nominating committee composed of independent directors would be viewed more favorably than the nomination of a former CEO with a lackluster performance record by directors who owe their positions to him.
    o Number of Other Board Seats. A candidate generally should not serve on more than four boards at once (except boards of
      registered investment companies that are a family of funds), especially if he or she holds a regular, full-time position apart from being a director.
    o Other Factors. Any other factor bearing on the qualifications of candidates to serve as directors, including but not limited to conviction of a crime, payment of greenmail, appearance of entrenchment, interlocking directorships, etc., may be
      considered.

RATIFYING AUDITORS.
Advisor will vote for resolutions to ratify auditors, unless there is reason to believe the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

CHANGES IN CORPORATE GOVERNANCE AND SHAREHOLDER RIGHTS

MAJORITY OF INDEPENDENT DIRECTORS.
Advisor will generally vote for shareholder resolutions seeking boards composed of a majority of independent directors.
Advisor will vote for shareholder resolutions seeking board audit committees, compensation committees, and nomination committees composed exclusively of independent directors.
Exceptions to the rule may be made where the board is already sufficiently independent and is fulfilling its fiduciary duty making support of such proposals unnecessary.

STAGGERED VERSUS ANNUAL ELECTIONS.
Advisor will vote for proposals to repeal classified boards and elect all directors annually.
Advisor will vote against proposals to classify boards.
A classified Board is one in which all directors are not elected in the same year; rather the directors' terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors.

CUMULATIVE VOTING.
Advisor will vote for proposals to permit cumulative voting in cases where there are insufficient good governance provisions and against in cases where there are sufficient good governance provisions.
Advisor will vote against proposals to eliminate cumulative voting.
Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned, which is the so-called
"one share, one vote" standard. A minority of companies allow cumulative voting, which permits shareholders to distribute the total number of votes they have in any manner they see fit when electing directors. For example, if a shareholder owns 50,000 shares and three director seats are open for election, the shareholder may cast 150,000 votes for one candidate (or otherwise distribute his 150,000 votes as he desires).

While cumulative voting can be an important tool to promote management accountability, the need for such a policy should be evaluated in concert with the company's other governance provisions. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting in not essential. However, it would be necessary for a company's governing documents to contain the following provisions for Advisor to vote against providing for cumulative voting:

(a) Annually elected board;
(b) Majority of board composed of independent directors;
(c) Nominating committee composed solely of independent directors;
(d) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests);
(e) Ability of shareholders to call special meetings or to act by written consent with 90 days' notice;
(f) Absence of superior voting rights for one or more classes of stock.
For example, an unacceptable structure could consist of two classes of stock where Class A stock was entitled to one vote per share and Class
B stock was entitled to 10 votes per share;

(g) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders;

(h) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead hand poison pill);

(i) (Optional) Published statement of board governance guidelines, including a description of the process for shareholders to submit director nominees that ensures valid nominees are considered.

In addition to these desired governance provisions, the company's performance must be comparable to that of its peers or the board must have demonstrated its focus on increasing shareholder value by taking action to improve performance. For example, the board may have recently replaced management or changed strategic direction.

PREEMPTIVE RIGHTS.
Advisor will vote on a case-by-case basis regarding shareholder proposals seeking preemptive rights.
Preemptive rights guarantee existing shareholders the first opportunity to purchase shares of new stock issues in the same class they already own and in an amount equal to the percentage of stock they own. While shareholders may not choose to exercise their right, it at least affords them some protection from involuntary dilution of their ownership interest, as well as an opportunity to save a brokerage commission. The absence of these rights could cause stockholders'
interest in a company to be reduced by the sale of additional shares without their knowledge and at prices that are unfavorable to them.
Generally, we do not believe the cost of implementing preemptive rights is justified by the value added to shareholders. In evaluating proposals on preemptive rights, Advisor will look at the size of the company and the characteristics of its shareholder base.

STOCK OWNERSHIP REQUIREMENTS.
Advisor will vote against shareholder resolutions requiring directors to own a minimum amount of company stock to qualify as a director or remain on the board.

TERM OF OFFICE.
Advisor will vote against shareholder proposals to limit the tenure of outside directors.

AGE LIMITS
Advisor will vote against shareholder proposals to impose mandatory retirement age for outside directors.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION.
Advisor will vote for proposals for indemnification and liability protection that satisfy the following conditions: (1) the director must have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, (2) such protection does not extend beyond legal expenses to acts involving gross negligence or other violations of the duty of care that exceed reasonable standards,
(3) such protection does not extend to acts involving a breach of the duty of loyalty or self dealing, (4) such protection does not limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; and (5) such protection does not extend to acts involving criminal activity. Advisor will vote against proposals that are overly broad.

SEPARATING CHAIRMAN AND CEO.
Advisor will vote shareholder proposals requiring that the positions of chairman and CEO be held separately on a case-by-case basis.
In cases in which corporate performance is average or better relative to a peer group and market index, Advisor will vote against shareholder proposals to separate the positions. In cases in which performance is below average, Advisor will generally vote for resolutions to separate the positions, especially if the same person has held both positions over a sustained period of underperformance.

SHAREHOLDERS' ABILITY TO REMOVE DIRECTORS.
Advisor will vote against proposals that provide that directors may be removed only for cause.
Advisor will vote for proposals to restore shareholder ability to remove directors with or without cause.
Advisor will vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Advisor will vote for proposals that permit shareholders to elect directors to fill board vacancies.
Shareholders' ability to remove directors, with or without cause, is either prescribed by a state's business corporation law, an individual company's articles of incorporation, or its bylaws. Many companies have solicited shareholder approval prohibiting the removal of directors except for cause (guilty of self-dealing, fraud, or misappropriation of company assets). This type of prohibition insulates the directors from removal by shareholders even if the director has been performing poorly, not attending meetings, or not acting in the best interest of shareholders. In addition, proposals will often be bundled to contain provisions which specify that if a board vacancy exists, only the continuing directors may appoint new directors to fill the vacancies, further insulating the board by allowing directors to fill a vacancy of a board member removed by shareholders.

SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETINGS.
Advisor will vote against proposals to restrict or prohibit shareholder ability to call special meetings.
Advisor will vote for proposals that remove restrictions on the right of shareholders to call special meetings independently of management.
According to the Institutional Shareholder Services, Inc. (ISS)
database, most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings. The laws in some states vest corporations with the discretion to limit or deny altogether the right of shareholders to call a special meeting. States that provide this right may require that the shareholder proponent, or group of shareholders, own a specified percentage of the outstanding shares (10 percent is a common requirement) to bring the proposal for a special meeting to a shareholder vote. The percentage of shareholder votes required to force the corporation to call a special meeting varies from state to state. ISS reports that 129 of the S& P 500 companies either do not provide for the right of shareholders to call special meetings or place voting restrictions on the right. The remaining 371 companies allow the right to call special meetings.

Special meetings give shareholders the ability to take such actions as removing directors, initiating a shareholder resolution, or responding to a beneficial offer if the bidder cannot call a special meeting, without having to wait for the next scheduled meeting. The inability to call a special meeting could be detrimental to the interests of shareholders.

The most common management proposals regarding special meetings seek higher vote requirements to call special meetings or elimination of the right to special meetings. These management proposals also may contain supermajority voting requirements for the amendment of special meeting restrictions, which effectively lock the restrictions in place.
Shareholder resolutions regarding special meetings typically call for the restoration or expansion of the right to call special meetings.

SHAREHOLDERS' ABILITY TO ALTER THE SIZE OF THE BOARD.
Advisor will vote for proposals that seek to fix the size of the board.
Advisor will vote against proposals that give management the ability to alter the size of the board without shareholder approval.

SHAREHOLDERS' ABILITY TO ACT BY WRITTEN CONSENT.
Advisor will vote against proposals to restrict or prohibit
shareholders from taking action by written consent.
Advisor will vote for proposals to allow or make easier shareholder action by written consent.
A consent solicitation is similar to a proxy solicitation: consents are mailed to shareholders for their vote and signature, and they are then delivered to management. The only procedural difference is that the consent process ends with delivery of the consents. If enough consents are returned, the subject of the consent is deemed ratified. By contrast, a proxy solicitation must end with a meeting because proxy cards merely authorize the indicated "proxy" to cast a vote at a shareholder meeting. A signed consent is itself a final vote and, as such, does not require a vote by proxy at a shareholder meeting.
Consent solicitations can be advantageous to both shareholders and management because the process is less expensive than holding a physical meeting, and shareholders can simply respond to the proposal by mail. Institutional Shareholder Services, Inc. (ISS) reports that
350 of the S&P 500 companies allow shareholder action by written consent. The remaining 150 companies either do not allow action by written consent or place restrictions on such action.
Many states require a unanimous shareholder vote for the subject of a consent solicitation to become effective, according to ISS. In other states, consent subjects are ratified if the consent vote matches the ratification vote required at a shareholder meeting.
Detractors of the ability to act by written consent argue that since shareholders are not required to provide advance notice to the SEC of their intention to take action by written consent, a consent solicitation aimed at replacing a board or other takeover measure can be inherently coercive because it does not allow shareholders enough time to evaluate their actions properly. Shareholder rights advocates counter that institutional investors possess the expertise and resources to evaluate a consent solicitation in the allotted time.

PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS.
Contested elections involving the nomination of an entire board of directors in opposition to the current board (hostile takeover) or the nomination of a minority of directors in opposition to the management slate (proxy contest) shall be voted on a case-by-case basis with the vote determined by the Advisor's Trade Management Oversight Committee
or that Committee's designee.
Among the relevant considerations for a determination of the vote are the overall long-term financial performance of the target company, management's track record, background of the proxy contest,
qualifications of director nominees, evaluation of the positions of both sides and likelihood of accomplishing proposed objectives, and stock ownership holdings.

REIMBURSING PROXY SOLICITATION EXPENSES.
Advisor will vote shareholder proposals that provide for full reimbursement for dissidents waging a proxy contest on a case-by-case basis.
Generally, the reimbursement system is currently biased as
reimbursement for incumbents is rarely denied with reimbursement of dissidents only being paid if they gain control of the company. Factors to be considered in determining how to vote include the identity of persons who will pay solicitation expenses, estimated total cost of solicitation, total expenditures to date, fees to be paid to proxy solicitation firms, and the terms of a proxy contest settlement, if applicable. If the request for reimbursement is after the proxy contest, consider the percentage of the votes captured by the dissidents and management, the issues involved, and the expected benefits resulting from the proxy contest as well as the total amount requested in efforts to estimate a reasonable cost for lawyer fees, professional solicitors, investment bankers, travel costs, mailing and printing.

COMPENSATION

EXECUTIVE COMPENSATION PLANS.
Advisor will vote on stock option plans, incentive plans, and other executive compensation plans on case-by-case determinations of reasonableness.
Advisor will evaluate executive compensation plans by measuring shareholder value transfer (SVT) using a Binomial Model developed by
Institutional Shareholder Services (ISS), which is a variation of the widely known Black-Scholes mathematical option pricing formula and allows for the possibility of early option exercise and other characteristics unique to nonpublicly traded options, and voting power dilution (VPD). Voting power dilution is the relative reduction in voting power as stock-based incentives are exercised and existing shareholders' proportional ownership in a company is diluted. SVT and
VPD, as calculated by ISS, are compared to an industry-specific, market cap-based benchmark (allowable cap) calculated by ISS. If SVT and VPD are less than the allowable cap, Advisor will generally vote in favor of the plan; if SVT and VPD are greater than the allowable cap, Advisor will generally vote against the plan. Although no single factor below may be dispositive of a voting determination, other factors to be considered are as follows:
    o Option Exercise Price. Advisor does not favor option exercise prices for executives that are less than 100 percent of fair market value at the grant date.
    o Replacing or Repricing Awards or Grants. Advisor does not favor stock option plans with provisions that allow the repricing of options already granted at a lower exercise price or that allow participants to swap options already granted for lower priced options. (This policy relates to so-called "underwater" options, for which the stock price has dropped below the exercise price.)
      An exception may be considered if the decline in stock price results from a market phenomenon rather than company-specific poor performance.
    o Omnibus or Blank Check Stock Plans. Advisor does not favor
      "omnibus" or "blank check" stock plans that give directors broad discretion to decide how much and what kind of stock to award, when to make awards, and to whom the awards should be made.
      (Omnibus plans authorize five or more different types of awards.)
    o Pyramiding. Advisor generally does not favor "pyramiding," a cashless form of stock option exercise that permits the payment for stock options with previously owned, appreciated shares in successive, short-term transactions, thus pyramiding a small stock holding into a larger holding.
    o Stock Appreciation Rights. Advisor does not favor stock
      appreciation rights, which allow the recipient to collect, in cash, the difference between the exercise price and the market price of an option without having to make a personal cash outlay to exercise the option.
    o Reload Options (also termed Restoration Options, Incremental Stock
      Ownership, or Accelerated-Ownership Options). Advisor does not favor reload stock options, which is a compensation scheme that grants a new option for each exercise of a plan participant's stock options. Reloads come into play only when an option holder pays to exercise with stock; the new option is granted for shares turned in, at the current market price. The risk that a plan participant will not have captured the highest stock price is eliminated because every time an option is exercised, another option replaces the exercised option. This enables the
      participant to continue to realize all the upside potential inherent in the original stock option grant.
    o Restricted Stock. Advisor does not favor grants of stock that are subject to restrictions but cost the recipient little or nothing and are not aligned with performance goals. Such shares are usually subject to forfeiture if the recipient leaves the company before a specified period of time. The restrictions usually lapse over three to five years, during which time the recipient cannot sell his shares but is typically entitled to vote the stock and receive dividends.
    o Change of Control Features. Advisor does not favor stock option plans that incorporate provisions for acceleration or cash-out upon a change in control of the company (e.g., mergers and acquisitions).
    o Loans to Executives. Advisor generally does not favor allowance of corporate loans to company officers for the purpose of buying stock, especially if the loans are at subsidized interest rates.
    o Amendments. Advisor does not favor plans that authorize the Board of Directors or its Compensation Committee to materially amend a plan without shareholder approval.

DIRECTOR COMPENSATION.
Advisor will vote for director compensation plans on a case-by-case basis.
Advisor favors director compensation plans that include a large component of stock-based compensation in proportion to the cash component. The same factors for assessing the reasonableness of executive compensation plans may be applied to director compensation proposals.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY.
Advisor will vote for shareholder proposals to limit executive and director compensation on a case-by-case basis.
Advisor will vote for shareholder proposals seeking additional disclosure of executive and director pay information that is relevant to voting determinations under this policy.
The policy considerations identified above for voting determinations on executive compensation plans may be relevant to determinations on shareholder proposals to limit executive and director compensation.
Advisor opposes shareholder proposals that impose arbitrary limits on compensation.

GOLDEN AND TIN PARACHUTES.
Advisor will vote for shareholder proposals to submit golden and tin parachutes to shareholders for ratification.
Advisor will vote on a case-by-case basis for proposals to ratify or cancel golden or tin parachutes.
Management occasionally will propose a compensation plan that is triggered by both a change in control of the company (e.g., hostile takeover or merger) and termination of employment. These plans are commonly known as "golden parachutes" in the case of top management and
"tin parachutes" in the case of middle management and other non-highly compensated employees. Shareholders should be allowed to vote on all plans of this type. Advisor will vote against parachute proposals that can be triggered by a mechanism or procedure that is within the control of management or that exceed three times the annual base salary and bonus of the recipients. The fact that a proposal includes reasonable provisions for guaranteed retirement and other benefits should not be viewed negatively.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOP).
Advisor will vote for proposals seeking shareholder approval to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive (i.e., usually greater than 5 percent of the outstanding shares).
ESOPs are stock bonus plans, or combinations of stock bonus plans and money purchase pension plans, which qualify under the Internal Revenue
Code of 1986, ERISA, and other statutory and regulatory requirements.
The plans are designed to defer a portion of current employee income for retirement purposes.

EMPLOYEE STOCK PURCHASE PLANS.
Advisor will vote for proposals with an offering period of 27 months or less and voting power dilution (VPD) of ten percent or less and will vote against all other proposals.
Employee stock purchase plans give employees an opportunity to purchase stock (usually at a discount to market), primarily through payroll deductions. Such plans can lead to greater commitment from employees, provide performance incentives, and allow workers to share in the growth potential of their employer.

401(K) EMPLOYEE BENEFIT PLANS.
Advisor will vote for proposals to implement 401(k) savings plans for employees.

MERGERS AND CORPORATE RESTRUCTURINGS

MERGERS AND ACQUISITIONS.
Advisor will normally vote with management when a corporation is merging with, or into, or acquiring, or being acquired by another firm or company on a friendly basis. Hostile bids will be considered on a case-by-case basis.
Advisor's vote on proposed mergers or acquisitions should promote the long-term financial interest of its clients' accounts.  Among the factors to be considered are:

o      existence of clear, long-term benefits to shareholders, such as demonstrable stock price appreciation;
o      whether a "fairness opinion" has been issued and, if so, its quality and the credibility of the provider;
o      anticipated financial and operating benefits, including
      synergies to be obtained, if any;
o      offer price;
o      preservation or elimination of shareholder rights;
o      whether insiders would acquire control blocks of stock or
      receive excessive compensation or takeover cash-outs;
o      other options that may be available.

ASSET SALES.
Advisor will vote for asset sales that yield reasonable value and that serve a stated corporate purpose, such as debt reduction, shedding an unprofitable business, elimination of diseconomies of scale or negative synergies, raising needed capital, etc.
Asset sales are often accompanied by an investment banker's opinion that compares the sale transaction with similar deals. The market response to the announcement of a proposed asset sale may also provide an indication of its effect on shareholders.

SPIN-OFFS.
Advisor will vote for spin-offs that add economic value to its clients'
investment.
A spin-off is a corporate strategy that divides a segment or division of a large company into a separate corporate entity, the shares of which are distributed to existing shareholders as a bonus or dividend.
By way of example, a corporation may spin off a business that is unprofitable or distracts from its core business. Among the factors that should be considered are the following:

o      tax and regulatory advantages;
o      market reaction to the announcement of proposed spin-off;
o      effects of spin-off on parent company;
o      planned use of sale proceeds;
o      managerial incentives that promote entrepreneurial behavior and better control over operations; and
o      possible motivation to thwart takeover attempts.

LIQUIDATIONS.
Advisor will vote on liquidations on a case-by-case basis after considering management's efforts to pursue other alternatives, the appraisal value of the assets, and the compensation plan for the executives managing the liquidation.
Although obviously not good news for long-term investors, a voluntary liquidation is generally more attractive for shareholders than either a bankruptcy or an offer for the company as a whole that is less than the value of its assets.

APPRAISAL RIGHTS.

Advisor will vote for proposals to restore or confer rights of appraisal.
Mergers and other corporate restructuring transactions are subject to appraisal rights in many states. Rights of appraisal provide shareholders that are not satisfied with the terms of certain corporate transactions the right to demand a judicial review to determine a fair value for their shares.

Appraisal rights also serve another important interest. If a majority of shareholders approve a given transaction, the exercise of appraisal rights by a minority shareholder will not necessarily prevent the transaction from taking place. If a small minority of shareholders succeed in obtaining what they believe to be a fair value, appraisal rights may benefit all shareholders. The downside of appraisal rights is that if enough shareholders dissented and the courts found that a transaction's terms were unfair, appraisal rights could prevent a transaction that other shareholders had already approved.

Unless a shareholder is certain that his stock is substantially undervalued in, for example, a merger transaction, initiating the appraisal process would not be worth the time, trouble, and expense.
The dissenting shareholder also faces the possibility that he will receive less for his shares than the nondissenting group, which has happened.

BLANK CHECK PREFERRED STOCK.
Advisor will vote against proposals authorizing creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Advisor will vote for proposals to create blank check preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.
Advisor will vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Advisor will vote against proposals to increase the number of blank check preferred shares authorized for issuance when no shares have been issued or reserved for a specific purpose.
Advisor will vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.
Preferred stock is technically an equity security, but has certain features which liken it to debt instruments, such as fixed dividend payments, seniority of claims status over common stock and, in most cases, no voting rights (except on matters that affect the seniority of preferred stock as a class). The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting, conversion, distribution, and other rights to be determined by the board at the time of issue.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK.
Advisor will vote for shareholder proposals to have blank check preferred stock placements, other than those issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

DEBT RESTRUCTURINGS.
Advisor will vote on proposals to increase common and/or preferred stock and to issue shares as part of a debt restructuring on a case-by-case basis.
Factors which Advisor will consider when review debt restructurings proxies include dilution of ownership interest, change in control of the company, and potential for the company to go bankrupt should the restructuring not be approved.

TENDER OFFER DEFENSES

SHAREHOLDER RIGHTS PLANS ("POISON PILLS").
Advisor will vote for shareholder proposals calling for a company to submit its poison pill for shareholder ratification.
Advisor will generally vote against management proposals to adopt poison pills and for shareholder proposals to eliminate such poison pills.
Advisor may consider supporting a poison pill if the following factors are present:

o      20% or higher flip-in level (a flip-in provision provides that shareholders of the target company are given the right to
      purchase, at a discount, shares of their own company should the acquirer surpass a specified ownership threshold);
o      sunset provisions of five years or less;
o      shareholder redemption feature: If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill; and
o      no dead-hand or no-hand features.

FAIR PRICE PROVISIONS.
Advisor will vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Advisor will vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
Standard fair price provisions require that, absent board or shareholder approval of the acquisition, a bidder for the company must pay the remaining shareholders the same price for their shares as was paid to buy the control shares (usually between 5 to 20 percent of outstanding shares) that triggered the provision. This requirement tends to make the cost of acquisition prohibitively expensive. An acquirer may avoid such a pricing requirement by obtaining the support of at least a majority of disinterested shares (fair price provisions often require a supermajority vote requirement that may effectively prevent an acquirer from obtaining relief from shareholders).

GREENMAIL.
Advisor will vote for proposals to adopt antigreenmail charter or bylaw amendments or to otherwise eliminate a company's ability to make greenmail payments.
Advisor will vote on a case-by-case basis regarding antigreenmail proposals when they are bundled with other charter or bylaw amendments.
Greenmail payments are targeted stock repurchases by management from a party seeking control of the company, usually at a substantial premium over the market value of the shares.

PALE GREENMAIL.
Advisor will generally vote on a case-by-case basis for restructuring plans that involve the payment of pale greenmail.
Pale greenmail is nothing more than an effort by management and greenmailers to disguise the true nature of their transaction behind the veil of a restructuring or public share acquisition (as opposed to a targeted share acquisition). In general, the company will acquire all the shares of a certain shareholder(s) and then buy back a percentage of the remaining shares outstanding at an amount equal to or greater than the purchase price of the investor who targeted the company.
Normally, this will result in a drop in the share value following the transaction that is greater than any premium received. However, since pale greenmail is typically disguised as part of a restructuring effort, it is not easily discovered. Even when discovered, the benefits to the proposed restructuring may outweigh the negative effects of the proposed share repurchase. Therefore, Advisor will evaluate
restructuring plans that include the payment of pale greenmail on a case-by-case basis.

UNEQUAL VOTING RIGHTS.
Advisor will vote against proposals that would create different classes of stock with unequal voting rights, such as dual class exchange offers and dual class recapitalizations.
Advisor adheres to the "one share, one vote" philosophy: all holders of common equity must be treated equally.

SUPERMAJORITY VOTE REQUIREMENTS.
Advisor will vote against management proposals to require a
supermajority shareholder vote to approve charter or bylaw amendments or to approve mergers and other significant business combinations.
Advisor will vote for shareholder proposals to lower such supermajority requirements.

WHITE SQUIRE PLACEMENTS.
Advisor will vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.
White Squire Placements are placements of large blocks of corporate securities, or blank check preferred stock, with friendly third parties. This practice was followed by a series of placements done before a tender offer was threatened - the white squire placement -
either to a private investor, a company's ESOP, another corporation or to an investment fund. These placements may possibly dilute existing shareholders' equity and voting positions.

PROPOSALS DESIGNED TO DISCOURAGE MERGERS AND ACQUISITIONS IN ADVANCE.
Advisor will generally vote against proposals that direct board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids, unless the Advisor's investment mandate from the client directs Advisor to consider social implications of the account's investments.
These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc. would have to be considered along with those of the shareholder. These proposals may be worded: "amendments to instruct the Board to consider certain factors when evaluating an acquisition proposal." Directors are elected primarily to promote and protect shareholder interests. Directors should not allow other considerations to dilute or deviate from those interests.

STATE TAKEOVER STATUTES.
Advisor will vote for proposals to opt out of state takeover statutes
(control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, and disgorgement provisions) that are harmful to the long-term interests of shareholders.
Control Share Acquisition Statutes are a prevalent form of
state-sponsored antitakeover legislation. Such statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds (e.g., for Pennsylvania companies, those thresholds are 20%, 33%, and 50%). Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested investors.

Control Share Cash-Out Statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

Freezeout Provisions force an investor who surpasses a certain ownership threshold in a company (usually between ten percent and 20 percent) to wait a specified period of time (usually two to five years)
before gaining control of the company.

Fair Price Provisions contain a requirement that board and shareholder approval be obtained for all takeover bids that do not meet
predetermined fair price standards.

Stakeholder laws permit directors, when taking action, to weigh the interests of constituencies other than shareholders - including bondholders, employees, creditors, customers, suppliers, the surrounding community, and even society as a whole - in the process of corporate decision making. In other words, such laws allow directors to consider nearly any factor they deem relevant in discharging their duties.

Disgorgement Provisions require that an acquirer or potential acquirer of more than a certain percentage of a company's stock pay back, or disgorge to the company, any profits realized from the sale of that company's stock purchased 24 months before achieving control status.
All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these
recapture-of-profit provisions.

Antitakeover laws tend to entrench management by making it difficult to effect a change in control of the corporation. Such laws are often not in the best interests of the institutional investor because they decrease the chances of realizing full shareholder value.

MISCELLANEOUS CORPORATE GOVERNANCE ISSUES

SHARE REPURCHASE PROGRAMS.
Advisor will vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

REDUCING PAR VALUE OF COMMON STOCK.
Advisor will vote for management proposals to reduce the par value of common stock.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS.
Advisor will vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

REVERSE STOCK SPLITS.
Advisor will vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced or to avoid delisting.
Advisor will vote case-by-case on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue.
A reverse stock split is an exchange of a greater number of shares for a lesser number to increase the share price. The objective typically is to place the company's shares in an optimal trading range.

How could the number of authorized common shares increase to more than
100 percent of existing authorized shares in a reverse stock split, which should reduce the number of shares of common stock? Many companies reduce the number of outstanding shares of common stock through a reverse stock split but fail to reduce proportionately the number of shares authorized for issue. The result may effectively be a large increase in authorized share, in which case Advisor will evaluate the proposal as if it were a request for additional authorized shares.
In extraordinary cases, Advisor will approve an increase in authorized shares resulting from a reverse split which would create a number of available shares in excess of the threshold amount if delisting of the company's stock is imminent and would result in greater harm to Advisor than the excessive share authorization.

INCREASE AUTHORIZED COMMON STOCK.
Advisor will vote case-by-case on proposals to increase the number of shares of common stock authorized for issuance after analyzing the company's industry and performance in terms of shareholder returns.

Advisor will vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Authorized common shares allow management to issue new stock in the future for ordinary business purposes such as raising new capital, funding stock compensation programs, funding business acquisitions, implementing stock splits, and paying stock dividends. (By contrast, outstanding common shares are the common stock that has been issued by the company.) Corporations typically request a large enough number of authorized shares to provide for projected needs as well as for unexpected financing needs and unanticipated opportunities. Continually seeking shareholder approval of additional stock authorizations each time a need to issue shares for ordinary business purposes arises would be costly and impractical.

When faced with a request to increase authorized common shares, Advisor will examine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after giving effect to the requested increase. Advisor recognizes that patterns of utilization of authorized common shares vary from industry to industry. Within a given industry, companies that have posted superior shareholder returns should be given more latitude with respect to capital stock increases than
lesser-performing companies. Companies that have used authorized shares for stock splits and stock option plans with reasonable levels of dilution and value transfer should be given further leeway.

Institutional Shareholder Services (ISS) compiles data on common stock proposals for companies comprising 98 percent of the investable U.S.
equity market. Companies are classified into one of ten peer groups, and ISS divides companies within each peer group into four quartiles based on three-year total shareholder returns. An 11th peer group is designated for rapidly growing companies whose shares have recently become publicly traded. An "allowable increase" for a company is set within each quartile, with the largest allowable increases for top quartile performers and the smallest for bottom quartile companies.
This allowable increase represents the maximum permitted number of available shares as a percentage of authorized shares after giving effect to the requested increase.

Advisor recommends votes against proposals to increase the number of authorized common shares when the available shares on a post-increase basis exceeds the allowable increase. Proposals to increase authorized common shares are supported when the available shares after giving effect to the increase falls within the allowable increase. Advisor recommends votes for increases beyond the allowable increase when a company's shares are on the verge of being delisted or if a company's ability to continue as a going concern is uncertain.

CHANGING CORPORATE NAME.
Advisor will generally vote for management proposals to change the corporate name.

REINCORPORATION PROPOSALS.
Advisor will generally vote for reincorporation proposals that are supported by sound business reasons and that do not significantly reduce shareholder rights or management accountability; otherwise,
Advisor will generally vote against reincorporation proposals.

CONFIDENTIAL VOTING.
Advisor will vote for proposals calling for corporations to adopt confidential voting, use independent vote tabulators, and use independent inspectors of election.

EQUAL ACCESS.
Advisor will vote for shareholder proposals that would allow significant shareholders equal access to management's proxy material
(i) to evaluate and propose voting recommendations on proxy proposals and director nominees or (ii) to nominate their own candidates to the board.
Equal access proposals seek to include a shareholder's perspective within the company's proxy statement. These proposals are designed to
"even the playing field" in the proxy system by providing large company shareholders opportunity to discuss in the proxy statement the merits of management's director nominees, nominate and profile director candidates, and discuss other management-sponsored proposals.

BUNDLED PROPOSALS.
Advisor will vote on bundled proposals on a case-by-case basis, voting for bundled proposals of which the combined effect is positive and against all others.
A bundled proposal refers to any proxy proposal that includes a number of separate elements. Some bundled proposals are fair and
straightforward, involving various elements that belong together both logically and functionally. However, certain bundled proxy proposals combine unrelated issues that should be presented as separate voting items. Some companies have deliberately used these types of proposals to manipulate the vote in order to pass a questionable proposal by bundling it with a proposal(s) that would likely pass on its own - a strategy similar to the use of riders and amendments in legislative packages.

SHAREHOLDER ADVISORY COMMITTEES.
Advisor will vote on proposals to establish shareholder advisory committees on a case-by-case basis after consideration of the potential benefits and disadvantages of the proposals.

ANNUAL MEETING LOCATION.
Advisor will normally vote against shareholder proposals to hold annual meetings somewhere other than where management desires.

DISCLOSURE.
Advisor will vote against proposals that would require any kind of government-related disclosure, such as the release of information on a corporation's military contracts, or any other unnecessary disclosure of business records.

INVESTMENT COMPANY PROXIES
This section of the proxy guidelines relates to both open-end and closed-end investment companies. Open-end investment companies have no set limit on the number of shares they may issue. The value of an open-end fund's shares is determined solely by dividing the value of that fund's portfolio by the number of shares outstanding. Closed-end funds, on the other hand, have a capital stock structure akin to that of operating companies, as the number of shares they may issue is fixed. The shares of these funds trade on an exchange like other stocks and may be more or less valuable than the value of the fund's portfolio. The primary advantage of closed-end funds is that (1) they can be fully invested with far fewer liquidity concerns; and (2) they do not have to maintain the same level of liquidity as open-end funds, which must be able to redeem shares at the request of their investors.
At the time this Proxy Voting Policy was adopted, Advisor did not manage any closed-end funds.  However, issues relevant to closed-end funds are covered for the sake of completeness.

There are a few proxy issues that relate specifically to closed-end funds. Those will be noted below.

ELECTION OF DIRECTORS.
Advisor votes on director nominees will be evaluated on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; compensation of directors within the
Funds and family of funds; and, attendance at board and committee meetings.
Advisor will generally follow the same criteria used in the election of directors for a publicly traded corporation as discussed above.

APPROVE NEW CLASSES OR SERIES OF SHARES
Advisor will vote for the establishment of new classes or series of shares.

INVESTMENT ADVISORY AGREEMENTS.
Advisor will vote investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules; Fund category/investment objective; performance benchmarks;
investment performance compared with peers; and magnitude of fee increase.
Issues that can come up in these proxies are advisory fees, which will be evaluated based on the proposed fee change as it relates to variations in asset size, the fee change relative to Fund performance, the fee structure of peers, and the nature of the Funds' investment profile. Another issue is changing advisors from a Fund to a subsidiary of the advisors or changing the advisory agreement due to a change in the structure or purpose of a Fund.

CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL RESTRICTION
Advisor will vote proposals to change a fundamental restriction to a nonfundamental restriction on a case-by-case basis, considering the following factors: the Funds' target investments; the reasons given by the Fund for the change; and, the projected impact of the change on the portfolio.
Fundamental investment restrictions are limits proscribed in a Fund's charter document that determine the investment practices of a Fund.
Such restrictions may only be amended or eliminated with shareholder approval. Nonfundamental investment restrictions, by contrast, may be altered by the board of trustees.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Advisor will vote proposals to change a Fund's fundamental investment objective to nonfundamental on a case-by-case basis.
Although it is generally undesirable for Funds to change their investment objective arbitrarily, it may be acceptable to avoid the expense and uncertainty of future shareholder votes if the ability of a
Fund to thereafter change its objective is subject to reasonable limits and oversight by the Board.

CHANGE IN FUND'S SUBCLASSIFICATION
Advisor will vote changes in a Fund's subclassification on a case-by-case basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration;
and, consolidation in target industry.
Occasionally a Fund will seek shareholder approval to change its subclassification from a diversified to a nondiversified investment
Fund under the Investment Company Act of 1940. A Fund's manager recommends such a change because it believes that the diversification requirements of the Act are constraining and that a Fund's performance could benefit from the change.

NAME CHANGE PROPOSALS
Advisor will vote name change proposals on a case-by-case basis, considering the following factors: political/economic changes in the economic market; bundling with quorum requirements; bundling with asset allocation changes; and, consolidation in target market.

CHANGES TO THE CHARTER DOCUMENT
Advisor will vote changes to the charter document on a case-by-case basis, considering the following factors: the degree of change implied by the proposal; the efficiencies that could result; and regulatory standards and implications.

CHANGE THE FUNDS' DOMICILE
Advisor will vote Fund reincorporations on a case-by-case basis, considering the following factors: regulations of both states; required fundamental policies of both states; and, increased flexibility available.

CONVERT CLOSED-END FUNDS TO OPEN-END FUNDS [CLOSED-END FUNDS ONLY]
Advisor will vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end
Fund; market in which a Fund invests; measures taken by the board to address the discount; and, past shareholder activism, board activity, and votes on related proposals.

PREFERRED STOCK PROPOSALS [CLOSED-END FUNDS ONLY]
Advisor will vote the authorization for or increase in preferred shares on a case-by-case basis, considering the following factors: stated
specific financing purpose; other reasons management gives; and, possible dilution for common shares.

PROXY CONTESTS
Advisor will vote proxy contests on a case-by-case basis, considering the following factors: past performance; market in which the Fund invests; measures taken by board to address the issue; and, past shareholder activism, board activity, and votes on related proposals.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Advisor will vote dispositions of assets/terminations/liquidations on a case-by-case basis, considering the following factors: strategies employed to save the company; the company's past performance; and, the terms of the liquidations.

AUTHORIZE BOARD TO HIRE/TERMINATE SUBADVISORS WITHOUT SHAREHOLDER
APPROVAL
Advisor will generally vote on a case-by-case basis with regard to proposals authorizing the board to hire/terminate subadvisors without shareholder approval.
A Fund is not currently permitted to make such changes without obtaining an exemptive order, containing specific limitations and representations, from the Securities and Exchange Commission, the terms of which restrict the Funds' ability to hire/terminate subadvisors arbitrarily.

DISTRIBUTION AGREEMENTS.
Advisor will generally vote for proposed distribution agreements as long as the agreements do not call for an excessive fee rate.
Distribution Agreements provide for what is commonly known as Rule
12b-1 fees, which are paid from net assets used to promote the sale of the Funds' shares. These fees provide a means of allowing a Fund to increase asset size and realize economies of scale.

MASTER-FEEDER STRUCTURE
Advisor will vote for the establishment of a master-feeder structure or the investment of Fund assets in an affiliated Fund.
Master-feeder structures allow a Fund to invest its assets in a pooled portfolio with funds having similar investment objectives. Generally, these types of arrangements lead to certain economies of scale and result in reduced operating costs and, ultimately, enhanced shareholder value.  Investments in an affiliated Fund may benefit investment performance and are subject to SEC rules against excessive compensation.

MERGERS
Advisor will vote merger proposals on a case-by-case basis, considering the following factors: the resulting fee structure; the performance of both Funds; and continuity of management personnel.

SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Advisor will vote against the establishment of a director ownership requirement.
Advisor is generally in favor of director ownership of Fund shares.
However, in large fund complexes, it may be impractical or undesirable for directors to own shares of each fund in the complex.  Therefore,
Advisor believes that the terms of such a policy should be determined by the board in conjunction with the fund's management and sponsor.

SHAREHOLDER PROPOSALS TO REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED
Advisor will vote on the reimbursement of expenses on a case-by-case basis.

SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISOR
Advisor will vote shareholders proposals to terminate the investment advisor on a case-by-case basis, considering the following factors:
performance of the fund's NAV; and, the fund's history of shareholder relations.

SOCIAL AND ENVIRONMENTAL ISSUES.
Advisor will generally abstain from voting on proposals dealing with other social and environmental issues in instances in which the best economic interests of Advisor's clients will not be affected positively or negatively by the determination of such an issue, unless the
Advisor's investment mandate from the client directs Advisor to follow a socially responsible investment strategy, in which case the Advisor vote such matters on a case-by-case basis. In situations in which the proposal would positively affect the economic interests of Advisor's clients, Advisor will generally vote for the proposal. Conversely, in situations in which the proposal would negatively affect the economic interests of Advisor's clients, Advisor will generally vote against the
proposal.   Where the Advisor is mandated to follow a socially
responsible investment strategy, Advisor will weigh the comparative benefits to shareholders against the social interest that would be served by the proposal.
Advisor may consider the following in analyzing shareholder social proposals:

o     whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;
o     the percentage of sales, assets, and earnings affected;
o     the degree to which the company's stated position on issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;
o     whether the issues presented should be dealt with through
      government action or through company-specific action;
o     whether the company has already responded in some appropriate manner to the request embodied in the proposal;
o     whether the company's analysis and voting recommendation to shareholders is persuasive;
o     what other companies have done in response to the issue;
o     whether the proposal itself is well framed and reasonable;
o     whether implementation of the proposal would achieve the
      objectives sought in the proposal; and
o     whether the subject of the proposal is best left to the
      discretion of the board.

PROXY VOTING REPORT
A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge on the SEC website at http://www.sec.gov and through the Trust's website. Go to www.mtbfunds.com; select "Proxy Voting Record" to access the link to Form N-PX.


PORTFOLIO HOLDINGS INFORMATION
The disclosure policy of the Funds and the Advisor prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Advisor or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.
Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.
All of these service providers are identified elsewhere in the
Prospectus or SAI.  The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  These organizations are CDA Weisenberger and
Lipper.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel)
requires the prior approval of the President of the Advisor and of the
Chief Compliance Officer of the Funds.  The President of the Advisor
and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party and will be given only if there is a legitimate business purpose and such disclosure is subject to a confidentiality agreement to safeguard the confidentiality of the information so that the information will be used only for the purposes for which it was furnished and otherwise protect against misuse of such information.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates, the following procedures apply.  No consideration may be received by the Funds, the Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS
When  selecting  brokers and dealers to handle the  purchase  and sale of portfolio  instruments,  the  Advisor  and  subadvisor  look  for  prompt
execution   of  the  order  at  a  favorable   price.   The  Advisor  and
sub-advisor  will  generally  use those  who are  recognized  dealers  in
specific   portfolio   instruments,   except  when  a  better  price  and
execution  of the  order  can be  obtained  elsewhere.  The  Advisor  and sub-advisor  may select  brokers and dealers  based on whether  they also
offer   research   services  (as  described   below).   The  Advisor  and
sub-advisor  make decisions on portfolio  transactions and select brokers and dealers subject to review by the Funds' Board.

Research Services
Research   services  may  include  advice  as  to  the   advisability  of
investing  in  securities;   security  analysis  and  reports;   economic
studies;   industry   studies;   receipt  of  quotations   for  portfolio
evaluations;  and similar services.  Research services may be used by the
Advisor or  sub-advisor in advising  other  accounts.  To the extent that receipt of these  services  may replace  services  for which the Advisor, the sub-advisor or their  affiliates  might otherwise have paid, it would tend to reduce their  expenses.  The Advisor,  the  sub-advisor and their affiliates  exercise  reasonable  business  judgment in  selecting  those brokers who offer brokerage and research  services to execute  securities transactions.  They determine in good faith that  commissions  charged by such  persons  are  reasonable  in  relationship  to  the  value  of  the brokerage and research services provided.

Investment  decisions for the Funds are made  independently from those of other  accounts  managed by the  Advisor.  When the Funds and one or more of those  accounts  invests  in,  or  disposes  of,  the  same  security, available  investments  or  opportunities  for  sales  will be  allocated among the Funds and the  account(s)  in a manner  believed by the Advisor to be equitable.  While the  coordination  and ability to  participate in volume  transactions  may  benefit the Funds,  it is  possible  that this procedure  could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Funds.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated  Services Company (FSC) and M&T  Securities,  Inc. serve as co-administrators  to the  Trust  and  provide  the  Funds  with  certain administrative  personnel  and  services  necessary to operate the Funds.
Administrative  services  were  provided for an  aggregate  annual fee as specified below:

Fees Payable to FSC:

 Maximum Administrative Fee   Average Aggregate Daily Net Assets of the MTB
                                              Group of Funds
-----------------------------------------------------------------------------
            0.06%                        on the first $2 billion
-----------------------------------------------------------------------------
            0.03%                         on the next $3 billion
-----------------------------------------------------------------------------
            0.02%                         on the next $2 billion
-----------------------------------------------------------------------------
           0.0125%                        on the next $3 billion
-----------------------------------------------------------------------------
            0.01%                   on assets in excess of $10 billion
-----------------------------------------------------------------------------

Fees Payable to M&T Securities, Inc.:

 Maximum Administrative Fee   Average Aggregate Daily Net Assets of the MTB
                                              Group of Funds
-----------------------------------------------------------------------------
            0.04%                        on the first $5 billion
-----------------------------------------------------------------------------
            0.03%                         on the next $2 billion
-----------------------------------------------------------------------------
           0.0175%                        on the next $3 billion
-----------------------------------------------------------------------------
           0.015%                   on assets in excess of $10 billion
-----------------------------------------------------------------------------

From time to time, FSC and its affiliates may pay out of their reasonable profits and other resources advertising, marketing and other expenses for the benefit of the Funds, and such amounts may be paid to the Advisor and its affiliates.

Prior to July 1, 2004, FSC, through its affiliate, Federated
Shareholder Services Company (FSSC), a registered transfer agent, served as transfer and dividend disbursing agent to the Trust, and received a separate fee from the Funds for these transfer agency services. Boston Financial Data Services, Inc. (BFDS) replaced FSSC as transfer agent to the Trust on July 1, 2004. The principal business address of BFDS is 2 Heritage Drive, North Quincy, MA 02171.

CUSTODIAN AND FUND ACCOUNTANT
State  Street  Bank  and  Trust  Company,   Boston,   Massachusetts,   is
custodian for the securities and cash of the Funds.  Foreign  instruments purchased by a Fund are held by foreign banks  participating  in a global custody  network  coordinated  by State  Street  Bank.  State Street Bank and  Trust  Company  also  provides  financial  administration  and  fund accounting  services for the Funds for an aggregate  annual fee of 0.045%
of the Funds' average daily net assets.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent  registered public  accounting firm for the Funds,  Ernst
&  Young LLP,  conducts its audits in  accordance  with the standards of the Public Company Accounting  Oversight Board (United States),  which require  it  to  plan  and  perform  its  audits  to  provide  reasonable assurance  about whether the Funds'  financial  statements  and financial highlights are free of material misstatement.


FEES PAID BY THE FUNDS FOR SERVICES

------------------------------------------------------------------------------------------------------------------
                    Advisory Fee Paid/                   Brokerage                  Administrative Fee Paid/
                   Advisory Fee Waived                Commissions Paid             Administrative Fee Waived
                                              --------------------------------------------------------------------
             -----------------------------------------------------------------------------------------------------
Funds          For the   For the   For the    For the    For the    For the      For the     For the   For the
               fiscal    fiscal    period     fiscal     fiscal     period       fiscal      fiscal    period
             year ended  year      ended      year       year       ended      year ended  year ended  ended
              December   ended     December   ended      ended      December    December    December   December
              31, 2004   December  31, 2002*  December   December   31, 2002*   31, 2004    31, 2003   31, 2002*
                         31, 2003             31, 2004   31, 2003

--------------------------------------------------------------------------------------------------------------------

Moderate       $79,041    $35,209    $3,539       $0         $0         $0      $20,165/0  $10,323/$0  $1,219/$0
Growth Fund    /14247    /$35,209   /$3,539
II
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Large Cap      $26,639    $13,249    $4,249     $9,118     $4,566     $4,205    $2,426/0    $1,419/$0   $523/$0
Value Fund    /$26,639   /$13,249   /$4,249
II**
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Large Cap      $29,304    $15,798    $5,467     $5,502     $2,825     $3,088    $2,199/0    $1,391/$0   $554/$0
Growth Fund   /$29,304   /$15,798   /$5,467
II***
--------------------------------------------------------------------------------------------------------------------

As of the date of this Statement of Additional Information, the conservative Growth Fund II and Aggressive Growth Fund II did not begin public operations.

* Start of performance dates: Moderate Growth Fund II- June 17,2002;
Large Cap Value Fund II- May 31, 2002; Large Cap Growth Fund II-May 31,
2002.

**Effective December 8, 2004, the Advisor delegated daily management of
Large Cap Value Fund II to NWQ Investment Management Company LLC as
subadvisor.

***Prior to December 8, 2004, the Advisor delegated daily  management of the Large Cap Growth Fund II to Montag & Caldwell, Inc. as
subadvisor.



----------------------------------------------------------------------------------
                             Moderate Growth    Large Cap Value  Large Cap Growth
Fees Paid for the fiscal        Fund II            Fund II           Fund II
 year ended December 31,
          2004

----------------------------------------------------------------------------------
                              $79,041/$0          $9,514/$0         $8,619/$0
  12b-1 Fees Paid/12b-1
       Fees Waived
----------------------------------------------------------------------------------

HOW DO THE FUNDS MEASURE PERFORMANCE?
=========================================================================

The Funds may advertise  Share  performance  by using the  Securities and
Exchange  Commission's (SEC) standard method for calculating  performance applicable  to all  mutual  funds.  The SEC also  permits  this  standard performance  information to be accompanied  by  non-standard  performance information.

Share performance reflects the effect of non-recurring  charges,  such as maximum  sales  charges,  which,  if excluded,  would  increase the total return and yield.  The  performance of Shares depends upon such variables as: portfolio  quality;  average  portfolio  maturity;  type and value of portfolio  securities;  changes in interest rates; changes or differences in a  Fund's  or  any  class  of  Shares'  expenses;  and  various  other factors.  Share  performance  does not reflect  any charges and  expenses that would be imposed under a variable  insurance product contract.  Were the effect of such charges to be  included,  Share  performance  would be lower.

Share  performance  fluctuates  on a  daily  basis  largely  because  net earnings  fluctuate  daily.  Both net  earnings  and  offering  price per
Share are factors in the computation of yield and total return.

TOTAL RETURN
Total return  represents  the change  (expressed as a percentage)  in the value of  Shares  over a  specific  period  of  time,  and  includes  the investment of income and capital gains distributions.

The average  annual  total  return for Shares is the  average  compounded rate of return for a given  period  that would  equate a $10,000  initial investment  to the  ending  redeemable  value  of  that  investment.  The ending  redeemable  value is computed by multiplying the number of Shares owned  at the end of the  period  by the NAV per  Share at the end of the period.  The number of Shares  owned at the end of the period is based on the  number of Shares  purchased  at the  beginning  of the  period  with
$10,000,  less any applicable  sales charge,  adjusted over the period by
any  additional   Shares,   assuming  the  annual   reinvestment  of  all
dividends and distributions.

When Shares of a Fund are in  existence  for less than a year,  the Funds may advertise  cumulative  total return for that specific period of time, rather than annualizing the total return.

YIELD
The yield of Shares of the Funds is calculated  by dividing:  (i) the net investment  income per Share  earned by the Shares over a 30-day  period;
by (ii)  the  maximum  offering  price  per  Share on the last day of the period.  This number is then annualized  using  semi-annual  compounding.
This means that the amount of income  generated  during the 30-day period is assumed  to be  generated  each  month  over a 12-month  period and is reinvested every six months.

To the extent  investment  professionals and  broker/dealers  charge fees in connection  with services  provided in conjunction  with an investment in Shares,  the Share performance is lower for shareholders  paying those fees.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD
---------------------------------------------------------------------------------
 For the periods    Moderate Growth    Large Cap Value    Large Cap Growth
  ended December        Fund II            Fund II             Fund  II
     31, 2004
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
   TOTAL RETURN
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      1 Year             5.94%              9.58%                 5.15%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     Start of            5.95%              4.80%                 1.16%
   performance*
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      YIELD
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
  30-day period          0.77%              1.03%                 0.08%
---------------------------------------------------------------------------------
*Start of  performance  for Large Cap Growth  Fund II and Large Cap Value
Fund II was May 31, 2002;  start of performance  for Moderate Growth Fund
II was June 17, 2002.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o     references  to  ratings,   rankings,   and  financial  publications
      and/or performance comparisons of Shares to certain indices;

o     charts,  graphs  and  illustrations  using the Funds'  returns,  or returns in general,  that demonstrate  investment  concepts such as tax-deferred  compounding,  dollar-cost  averaging  and  systematic investment;

o     discussions of economic,  financial and political  developments and their impact on the  securities  market,  including  the  portfolio manager's  views on how such  developments  could impact the Funds;
      and

o     information  about the mutual fund  industry  from  sources such as the Investment Company Institute.

The Funds may compare their  performance,  or  performance  for the types of  securities in which they invest,  to a variety of other  investments,
including   federally   insured  bank   products  such  as  bank  savings
accounts, certificates of deposit, and Treasury bills.

The  Funds  may  quote   information  from  reliable  sources   regarding
individual  countries and regions,  world stock  exchanges,  and economic and demographic statistics.

You may use  financial  publications  and/or  indices  to  obtain  a more complete  view of Share  performance.  When  comparing  performance,  you should  consider all  relevant  factors  such as the  composition  of the index used,  prevailing  market  conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute offering  price.  The  financial  publications  and/or  indices which the
Funds use in advertising may include:

o     Lipper,  Inc.  ranks  funds in various  fund  categories  by making comparative  calculations using total return.  Total return assumes the  reinvestment  of all capital  gains  distributions  and income dividends  and  takes  into  account  any  change  in  NAV  over  a specific period of time.

o     Dow Jones Industrial  Average  ("DJIA")  represents share prices of selected  blue chip  industrial  corporations.  The DJIA  indicates
      daily   changes   in  the   average   price   of   stock  of  these
      corporations.   Because  it  represents  the  top  corporations  of
      America,  the DJIA index is a leading  economic  indicator  for the stock market as a whole. (All Funds)

o     Standard  &  Poor's  Daily Stock  Price  Indices of 500 And 400
      Common Stocks are  composite  indices of common stocks in industry, transportation,  and financial and public  utility  companies  that can be  used  to  compare  to the  total  returns  of  funds  whose portfolios are invested  primarily in common  stocks.  In addition, the Standard  &  Poor's indices assume  reinvestment of all dividends  paid by stocks  listed on its indices.  Taxes due on any of these  distributions  are not  included,  nor are  brokerage  or other fees  calculated in the Standard  &  Poor's  figures.
      (All Funds)

o     Standard   &   Poor's   500/Barra   Value  Index  is  a  market
      capitalization-weighted   index  of  the  stocks  in  the  Standard
      &  Poor's  500  Index  having  the  lowest  price  to  book ratios.  The index  consists of  approximately  half of the S&P
      500 on a market capitalization basis. (Large Cap Value Fund II)

o     Standard  &   Poor's   500/Barra   Growth  Index  is  a  market
      capitalization-weighted   index  of  the  stocks  in  the  Standard
      &  Poor's  500  Index  having  the  highest  price  to book ratios.  The index  consists of  approximately  half of the S&P
      500 on a market capitalization basis. (Large Cap Growth Fund II)

o     Consumer  Price Index is  generally  considered  to be a measure of inflation. (All Funds)

o     New  York  Stock  Exchange   Composite  Index  is  a  market  value
      weighted  index  which  relates  all NYSE  stocks  to an  aggregate market value as of December 31, 1965,  adjusted for  capitalization changes. (All Funds)

o     Value Line Composite Index consists of  approximately  1,700 common equity  securities.  It is based on a geometric average of relative price  changes  of  the  component  stocks  and  does  not  include income. (All Funds)

o     Salomon  30-Day  Treasury  Bill Index is a weekly quote of the most representative  yields for selected  securities  issued by the U.S.
      Treasury maturing in 30 days.

o     Bank Rate  Monitor  National  Index,  Miami  Beach,  Florida,  is a
      financial  reporting  service which publishes  weekly average rates of 50 leading  banks and thrift  institution  money market  deposit accounts.  The rates  published  in the index are an average of the personal  account rates offered on the Wednesday  prior to the date of  publication  by ten of the largest banks and thrifts in each of the five largest Standard  Metropolitan  Statistical Areas. Account
      minimums  range  upward  from  $2,500  in  each   institution   and
      compounding  methods  vary.  If more than one rate is offered,  the lowest  rate is used.  Rates  are  subject  to  change  at any time specified by the institution.

o     Donoghue's  Money  Fund  Report  publishes   annualized  yields  of
      hundreds of money  market  funds on a weekly  basis and through its
      Money Market Insight  publication  reports monthly and year-to-date investment results for the same money funds.

o     Morningstar,   Inc.,  an  independent   rating   service,   is  the
      publisher of the bi-weekly  Mutual Fund Values.  Mutual Fund Values rates  more than  l,000  NASDAQ-listed  mutual  funds of all types, according to their  risk-adjusted  returns.  The maximum  rating is five stars, and ratings are effective for two weeks. (All Funds)

Advertising and other promotional  literature may include charts,  graphs
and  other   illustrations  using  the  Funds'  returns,  or  returns  in
general,   that   demonstrate   basic   investment   concepts   such   as
tax-deferred   compounding,    dollar-cost   averaging   and   systematic
investment.  In  addition,  a  Fund  can  compare  its  performance,   or
performance  for the  types  of  securities  in which  it  invests,  to a variety of other  investments,  such as federally  insured bank products,
including  time  deposits,   bank  savings   accounts,   certificates  of
deposit,  and Treasury bills,  and to money market funds using the Lipper
Analytical  Services money market instruments  average.  Unlike federally insured bank  products,  the Shares of the Funds are not insured.  Unlike money market  funds,  which attempt to maintain a stable net asset value, the net asset value of the Funds' Shares  fluctuates.  Advertisements may quote  performance  information  which does not reflect the effect of any applicable sales charges.


Mutual Fund Market
Forty-nine  percent of American  households are pursuing their  financial goals through mutual funds.  These  investors,  as well as businesses and institutions,  have  entrusted  over $6.2 trillion to the more than 8,300 funds available according to the Investment Company Institute.

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended
December 31,2004 are incorporated by reference to the Annual Report to
Shareholders of the MTB Group of Funds dated December 31, 2004.

INVESTMENT RATINGS
=========================================================================

STANDARD AND POOR'S

Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard
& Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for  debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.
Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt  subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or
B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign
(+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the
liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest.
Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs)
Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are
AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

MOODY'S INVESTORS SERVICE, INC.

Long-Term Bond Rating Definitions
Aaa--Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.
This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Short-Term Municipal Obligation Ratings
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs)
Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

FITCH IBCA, INC./FITCH INVESTORS SERVICE, L.P.

Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments,  short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality.
The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely  payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

LONG-TERM DEBT RATINGS
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to
short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Other Considerations

Among the  factors  considered  by Moody's in  assigning  bond,  note and commercial  paper  ratings  are  the  following:  (i) evaluation  of  the management  of the  issuer;  (ii)  economic  evaluation  of the  issuer's industry or industries and an appraisal of  speculative-type  risks which may be  inherent  in certain  areas;  (iii)  evaluation  of the  issuer's products  in  relation  to  competition  and  customer  acceptance;  (iv)
liquidity;  (v)  amount  and  quality of  long-term  debt;  (vi) trend of earnings  over a  period  of 10  years;  (vii)  financial  strength  of a parent  company and the  relationships  which exist with the issuer;  and
(viii)  recognition by management of obligations  which may be present or may arise as a result of public  interest  questions and  preparations to meet such obligations.

Among the  factors  considered  by S&P in  assigning  bond,  note and commercial  paper  ratings are the  following:  (i) trend of earnings and
cash  flow  with   allowances  made  for  unusual   circumstances,   (ii)
stability  of  the  issuer's   industry,   (iii)  the  issuer's  relative
strength and position  within the industry and (iv) the  reliability  and quality of management.

ADDRESSES
=========================================================================

MTB Managed Allocation Fund - Conservative Growth II

MTB Managed Allocation Fund - Moderate Growth II

MTB Managed Allocation Fund - Aggressive Growth II

MTB Large Cap Value Fund II

MTB Large Cap Growth Fund II

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Investment Advisor
MTB Investment Advisors, Inc.
100 East Pratt Street
17th Floor
Baltimore, MD 21202

Sub-Advisor to MTB Large Cap Value Fund II
NWQ Investment Management Company, LLC
2049 Century Park East
Los Angeles, CA 90067

Co-Administrator
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX


The following is a list of persons other than the Advisor and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

CUSTODIAN, FUND ACCOUNT AND SECURITIES LENDING AGENT
State Street Bank and Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP

SERVICE PROVIDERS
Evaluation Associates LLC
Wiesenberger

SECURITY PRICING SERVICES
Reuters
Thomson/LX
JJ Kenney
FT Interactive Data
Bloomberg
FRI Corporation

RATINGS AGENCIES
Not applicable

PERFORMANCE REPORTING/PUBLICATIONS
Thomson Financial/ Vestek (Evaluation Associates)
ICI
RR Donnelly
Lipper
Standard & Poor's
Hartford Life
Morningstar
Bloomberg
Vickers

TRANSFER AGENT
Boston Financial Data Systems, Inc.

INSURANCE COMPANIES
The Hartford Life Insurance Company

Nationwide Life Insurance Company and Nationwide Life
and Annuity Insurance Company

TransAmerica Life Insurance Company and TransAmerica
Financial Life Insurance Company

OTHER
Reed Smith LLP


PART C.     OTHER INFORMATION.
Item 23.  Exhibits
            (a)   (i)         Conformed copy of Amended and
                              Restated Agreement and
                              Declaration of Trust of MTB
                              Group of Funds, a Delaware
                              Statutory Trust; (41)
                  (ii)        Conformed copy of Amendment to Certificate of
                              Trust of MTB Group of Funds, a Delaware
                              Statutory Trust; (38)
            (b)   (i)         Copy of Amended and Restated
                              By-Laws of MTB Group of
                              Funds, a Delaware Statutory
                              Trust; (38)
                  (ii)        Copy of Amendment #1 to the
                              Amended and Restated By-Laws
                              of MTB Group of Funds; (41)
            (c)   (i)         Copy of Specimen Certificate
                              for Shares of Capital Stock
                              of the Registrant; (8)
                  (ii)        Copy of Specimen Certificate
                              for Shares of Capital Stock
                              of the Vision Capital
                              Appreciation Fund; (15)
            (d)   (i)         Conformed copy of Investment
                              Advisory Agreement of the
                              Registrant (27 funds) dated
                              August 22, 2003; (39)
                  (ii)        Conformed copy of Investment
                              Advisory Agreement of the
                              Registrant (2 money market
                              funds) dated August 22, 2003;
                              (39)
                  (iii)       Conformed copy of Investment
                              Advisory Agreement of the
                              Registrant (5 funds)dated
                              August 22, 2003; (39)
                  (iv)        Conformed copy of
                              Sub-Advisory Agreement for
                              the MTB Small Cap Stock Fund
                              (Mazama Capital Management,
                              Inc.), dated August 22, 2003;
                              (39)
                  (v)         Conformed copy of
                              Sub-Advisory Agreement for
                              MTB Small Cap Stock Fund (LSV
                              Asset Management), dated
                              August 22, 2003; (39)
                  (vi)        Conformed copy of
                              Sub-Advisory Agreement for
                              MTB International Equity Fund
                              (UBS Global Asset
                              Management), dated August 22, 2003; (39)
                  (vii)       Conformed copy of Amendment
                              to Sub-Advisory Agreement for
                              MTB Small Cap Stock Fund
                              (Mazama Capital Management, Inc.); (39)
                  (viii)      Conformed copy of Amendment
                              to Sub-Advisory Agreement for
                              MTB Small Cap Stock Fund (LSV
                              Asset Management); (39)
                  (viv)       Conformed copy of Amendment
                              to Sub-Advisory Agreement for
                              MTB   International Equity
                              Fund (UBS Global Asset
                              Management (Americas), Inc.); (39)
                  (ix)        Conformed copy of Investment Advisory Contract Letter
                              Agreement, dated April 1, 2004; (39)
                  (x)         Conformed copy of Amendment to Subadvisory Agreement among
                              MTB Group of Funds, MTB
                              Investment Advisors, Inc. and
                              Independence Investment LLC; (41)
                  (xi)        Conformed copy of Sub-Advisory Agreement for MTB Large Cap
                              Value Fund and MTB Large Cap Value Fund II (NWQ Investment
                              Management Company, LLC)
                              dated December 8, 2004; (42)
                  (xii)       Conformed copy of Sub-Advisory Agreement for MTB Equity
                              Income Fund  (DePrince, Race
                              & Zollo, Inc.) dated December 8, 2004; (42)
                  (xiii)      Form of Investment Advisory Contract Letter Agreement,
                              dated February 15, 2005 (Variable Annuity Funds); (42)
                  (xiv)       Conformed copy of Investment Sub-Advisory Contract Letter
                              Agreement For the Mid Cap Fund, dated December 8, 2004;+
                  (xv)        Conformed copy of Investment Sub-Advisory Contract Letter
                              Agreement for the Small Cap Fund, date December 8, 2004; +
                  (xvi)       Conformed copy of Schedule A to the Investment Advisory
                              Agreement of the Registrant (27 funds) dated August 22, 2003; +
                  (xvii)      Conformed copy of Investment Advisory Agreement of the
                              Registrant (2 money market funds) dated August 22, 2003; +
            (e)   (i)         Conformed copy of
                              Distributor's Contract of the
                              Registrant, dated August 15, 2003; (39)
                  (ii)        Conformed copy of Amendment
                              to Distributor's Contract
                              (September 22, 2003); (39)
                  (iii)       Conformed copy of Amendment
                              #1 to Exhibit B to the
                              Distributor's Contract; +
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian
                              Agreement of the Registrant,
                              dated December 7, 2004
                              And Copy of Schedules A-D to the Custodian Agreement of
                              the Registrant; (42)
                  (ii)        Conformed copy of Custody, Fund Accounting and Fund
                              Administration Fee Schedule; (40)
                  (iii)       Conformed copy of Securities Lending Authorization
                              Agreement between MTB Group
                              of Funds and State Street
                              Bank & Trust Company; (41)
                  (iv)        Copy of Appendix A to the Custodian Agreement between the
                              Registrant and State Street
                              Bank, dated April 29, 2005; +
            (h)   (i)         Copy of Recordkeeping
                              Agreement of the Registrant; +
                  (ii)        Copy of Recordkeeping
                              Agreement of the Registrant
                              for the VA Funds; +
                  (iii)       Conformed copy of Agreement
                              for Administrative Services
                              and Transfer Agency Services
                              between the Registrant and
                              Federated Services Company,
                              dated November 1, 2000; +
                  (iv)        Conformed copy of Financial
                              Administration and Accounting
                              Services Agreement between
                              Registrant and State Street
                              Bank and Trust Company, dated
                              November 8, 2000; +
                  (v)         Conformed copy of Shareholder
                              Services Agreement of the
                              Registrant, dated November 8,
                              2000; +      ..
                  (vi)        Conformed copy of Shareholder
                              Services Plan, dated November
                              1, 2000; +
                  (vii)       Conformed copy of Shareholder
                              Services Plan for the VA
                              Funds, dated February 22,
                              2005; +
                  (viii)      Conformed copy of
                              Participation Agreement of
                              the Registrant, including
                              Exhibits A-E; (36)
                  (vi)        Conformed copy of
                              Indemnification Agreement of
                              the Registrant; (36)
                  (vii)       Conformed copy of Service Mark License Agreement; (39)
                  (viii)      Conformed copy of Assignment and Consent of Fund
                              Participation Agreement; (40)
                  (ix)        Conformed copy of Participation Agreement among
                              MTB Group of Funds, Edgewood Services, Inc., MTB
                              Investment Advisors, Inc., TransAmerica Life Insurance
                              Co. and TransAmerica Financial Life Insurance Co.; (41)
                  (x)         Conformed copy of Participation Agreement among
                              MTB Group of Funds, Edgewood Services, Inc., MTB
                              Investment Advisors, Inc., and Hartford Life Insurance
                              Company, dated May 1, 2004, including Schedules A-E;(42)
                  (xi)        Form of Mutual Fund Sales and
                              Services Agreement of the Registrant; (40)
                  (xii)       Conformed copy of Agreement
                              for Transfer Agency Services
                              between the Registrant and
                              Boston Financial Data
                              Services, Inc., dated
                              November 1, 2000; +
                  (xiii)      Conformed copy of Agreement
                              for Administrative Services
                              between the Registrant and
                              Manufacturers and Traders
                              Trust Company; +
                  (xiv)       Conformed copy of Amendment
                              No. 1 to Schedules A and C of
                              the Participation Agreement
                              with Transamerica Life
                              Insurances Co. and
                              Transamerica Financial Life
                              Insurance Co.; +
            (i)               Conformed copy of Opinion and
                              Consent of Counsel as to
                              legality of shares being
                              registered; (11)
            (j)               Consent of Ernst & Young; +
            (k)               Not applicable;
            (l)               Conformed copy of Initial
                              Capital Understanding; (11)
            (m)   (i)         Conformed copy of Rule 12b-1
                              Agreement of the Registrant
                              and Edgewood Services, Inc.;
                              (41)
                  (ii)        Conformed copy of Rule 12b-1
                              Plan regarding Class B Shares
                              and Class C Shares of the
                              Registrant; (40)
                  (iii)       Conformed copy of Rule 12b-1
                              Plan (non-Class B Shares and
                              Class C Shares) of the
                              Registrant; (40)
                  (iv)        Copy of Dealer (Sales)
                              Agreement; (7)
                  (v)         Copy of Amendment #1 to
                              Exhibit A to the Rule 12b-1
                              Plan; +
                  (vi)        Conformed copy of Contract
                              Defining Responsibility for
                              Fees Under Non-Conforming
                              Dealer Agreement;+
            (n)   (i)         Conformed copy of Multiple
                              Class Plan of the Registrant,
                              dated March 24, 2003,
                              including Exhibits A-I; (40)
            (o)   (i)         Conformed copy of Power of
                              Attorney of the Registrant; (39)
                  (ii)        Conformed copy of Power of Attorney of Richard J. Thomas; (39)
                  (iii)       Conformed copy of Power of Attorney of Chairman and
                              Trustee Joseph J. Castiglia; (41)
            (p)   (i)         Copy of Code of Ethics for
                              Access Persons (Manufacturers
                              and Traders Trust Company);
                              (36)
                  (ii)        Copy of Code of Ethics of
                              Vision Group of Funds,  Inc.;
                              (29)
                  (iii)       Copy of Montag &
                              Caldwell, Inc. Code of Ethics
                              and Standards of Practice;
                              (36)
                  (iv)        Copy of Independence
                              Investment Associates, Inc.
                              and Subsidiaries Code of
                              Ethics; (30)
                  (v)         The Registrant hereby
                              incorporates, on behalf of
                              the Distributor, the
                              conformed copy of the Code of
                              Ethics for Access Persons
                              from Item 23(p) of the
                              Federated Institutional Trust
                              Registration Statement on
                              Form N-1A filed with the
                              Commission on September 30,
                              2003 (File Nos. 33-54445 and
                              811-7193).
                  (vi)        Copy of Code of Ethics of UBS
                              Brinson/Brinson Partners,
                              Inc.; (32)
                  (vii)       Copy of Code of Ethics of LSV
                              Asset Management; (34)
                  (viii)      Copy of Code of Ethics of
                              Mazama Capital Management,
                              Inc. (34)

-------------------------------------------------------------
+     All exhibits have been filed electronically.
7.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 9 on Form N-1A filed
      June 17, 1993.  (File Nos. 33-20673 and 811-5514)
8.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 11 on Form N-1A filed
      September 3, l993.  (File Nos. 33-20673 and 811-5514)
11.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 19 on Form N-1A filed
      June 27, 1994.  (File Nos. 33-20673 and 811-5514)
15.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 24 on Form N-1A filed
      December 20, 1996.  (File Nos. 33-20673 and 811-5514)
23.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 34 on Form N-1A filed
      March 12, 1999, (File Nos. 33-20673 and 811-5514)
27.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 39 on Form N-1A filed
      October 21, 1999, (File Nos. 33-20673 and 811-5514)
28.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 40 on Form N-1A filed
      February 29, 2000 (File Nos. 33-20673 and 811-5514)
29.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 41 on Form N-1A filed
      April 14, 2000, (File Nos. 33-20673 and 811-5514)
30.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 42 on Form N-1A filed
      June 28, 2000, (File Nos. 33-20673 and 811-5514)
31.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 43 on Form N-1A filed
      August 25, 2000, (File Nos. 33-20673 and 811-5514)
32.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 45 on Form N-1A filed
      November 8, 2000, (File Nos. 33-20673 and 811-5514)
33.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 46 on Form N-1A filed
      February 14, 2001, (File Nos. 33-20673 and 811-5514)
34.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 48 on Form N-1A filed
      August 27, 2001, (File Nos. 33-20673 and 811-5514)
35.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 49 on Form N-1A filed
      December 21, 2001, (File Nos. 33-20673 and 811-5514)
36.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 54 on Form N-1A filed
      June 27, 2002 (File Nos. 33-20673 and 811-5514)
37.   Response is incorporated by reference to Registrant's
       Post-Effective Amendment No. 55 on Form N-1A filed
       April 21, 2003 (File Nos. 33-20673 and 811-5514)
38.   Response is incorporated by reference to Registrant's
       Post-Effective Amendment No. 57 on Form N-1A filed
       August 22, 2003 (File Nos. 33-20673 and 811-5514)
39.   Response is incorporated by reference to Registrant's
       Post-Effective Amendment No. 59 on Form N-1A filed
       April 28, 2004 (File Nos. 33-20673 and 811-5514)
40.   Response is incorporated by reference to Registrant's
       Post-Effective Amendment No. 60 on Form N-1A filed
       July 1, 2004 (File Nos. 33-20673 and 811-5514)
41.   Response is incorporated by reference to Registrant's
       Post-Effective Amendment No. 61 on Form N-1A filed
       August 27, 2004 (File Nos. 33-20673 and 811-5514)
42.   Response is incorporated by reference to Registrant's
       Post-Effective Amendment No. 62 on Form N-1A filed
       February 11, 2005 (File Nos. 33-20673 and 811-5514)

Item 24.    Persons Controlled by or Under Common Control
            with Registrant:

            None

Item 25.    Indemnification:  7

Item 26.    Business and Other Connections of Investment Adviser:

    (a)     MTB Investment Advisors, Inc., (MTBIA), a
            subsidiary of Manufacturers and Traders Trust
            Company ("M&T Bank") performs investment
            advisory services for the Registrant.  As of
            March 31, 2004, MTBIA and entities affiliated
            with MTBIA or its predecessors managed
            approximately $5.5 billion in money market
            mutual fund assets and $3.3 billion in net
            assets of fluctuating mutual funds. M&T
            Bank is the principal banking subsidiary of
            M&T Bank Corporation, a $50 billion bank
            holding company as of March 31, 2004,
            headquartered in Buffalo, New York.  As of
            March 31, 2004, M&T Bank had over 650
            offices throughout New York State, Maryland,
            Delaware, Virginia, West Virginia,
            Pennsylvania, and Washington, D.C., and an
            office in the Cayman Islands, British West
            Indies.

            M&T Bank was founded in 1856 and provides
            comprehensive banking and financial services to
            individuals, governmental entities and
            businesses throughout its footprint. As of
            December 31, 2003, M&T Bank had over $24.4
            billion in assets under management. Except for
            MTB Group of Funds, M&T Bank does not
            presently provide investment advisory services
            to any other registered investment companies.

            The principal executive Officers and the
            Directors of MTBIA are set forth in the
            following tables.  Unless otherwise noted, the
            position listed under Other Substantial
            Business, Profession, Vocation or Employment is
            with MTBIA.

7.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 9 on Form N-1A filed June 17, 1993.  (File Nos.  33-20673 and
     811-5514)

      (b)
                                          Other Substantial
                       Position with      Business, Profession,
     Name              MTBIA              Vocation or Employment

William F. Allyn       Director           President, Welch Allyn
P.O. Box 50                               Ventures, LLC
Skaneateles Falls, NY 13153-0050

Brent D. Baird         Director           Private Investor
1350 One M&T Plaza
Buffalo, NY 14203-2396

Robert J. Bennett      Director           Former Chairman of the
101 Marrelle Road                         Board, M&T Bank
Fayetteville, NY 13066-1019               Corporation

C. Angela Bontempo     Director           President and Chief
3287 Georgian Court                       Executive Officer,
Erie, PA 16506                            Saint Vincent Health
                                          System

Robert J. Brady         Director          Chairman and Chief
286 Greenwood Court                       Executive Officer,
East Aurora, NY 14052-1353                Moog Inc.

Emerson L. Brumback    Executive          Executive Vice
One M&T Plaza,     Officer            President,
M&T Bank
19TH Floor                                Corporation and M&T Bank
Buffalo, NY 14203-2396

Michael D. Buckley     Director           Group Chief Executive,
Bankcentre, Ballsbridge                   Allied Irish Banks, plc
Dublin, 6, Ireland

R. Carlos Carballada   Director           Chancellor Emeritus,
255 East Avenue                           New York State Board
3rd Floor                                 of Regents
Rochester, NY 14604-2624

T. Jefferson Cunningham III   Director    Chairman of the
1100 Route 52                             Director's Advisory
Lagrangeville, NY 12540                   Council, Hudson Valley
                                          Division of
                                          Manufacturers
                                          and Traders Trust
                                          Company

                                          Other Substantial
                       Position with      Business, Profession,
     Name              the Adviser        Vocation or Employment

Donald Devorris        Director           Chairman of the Board,
101 Lakemont Park Blvd.                   The Blair Companies
Altoona, PA 16602

Richard E. Garman      Director           Retired President and
578 Mill Road                             Chief Executive Officer,
East Aurora, NY 14052-2831                A.B.C. Paving Co., Inc.
                                          and Buffalo Crushed
                                          Stone, Inc.

James V. Glynn         Director           Chairman of the Board
151 Buffalo Avenue                        and Chief Executive
Suite 204                                 Officer, Maid of the
Niagara Falls, NY 14303-1288              Mist Corporation

Derek C. Hathaway      Director           Chairman of the Board,
350 Poplar Church Road                    President and Chief
Camp Hill, PA 17011                       Executive Officer,
                                          Harsco Corporation

Daniel R. Hawbaker     Director           President and Chief
325 West Aaron Drive                      Executive Officer,
State College, PA 16803                   Glenn O. Hawbaker, Inc.

Patrick W.E. Hodgson   Director           President, Cinnamon
60 Bedford Road                           Investments Limited
2nd Floor
Toronto, Ontario
Canada  M5R2K2

Gary Kennedy           Director            Group Director, Finance
AIB Group, AIB                             and Enterprise Technology,
Bankcentre, Ballsbridge                    Allied Irish Banks, plc
Dublin, 4, Ireland

Richard G. King        Director           President and Chief
900 High Street                           Operating Officer,
Hanover, PA 17331                         Utz Quality Foods, Inc.

                                          Other Substantial
                       Position with      Business, Profession,
     Name              the Adviser        Vocation or Employment

Reginal B. Newman, II   Director          Chairman of the Board,
2440 Sheridan Drive                       NOCO Energy Corp.
Tonawanda, NY 14150-9416

Jorge G. Pereira        Director          Vice Chairman of the
350 Park Avenue                           Board, M&T Bank
6th Floor                                 Corporation and
New York, NY 10022-6022                   Manufacturers and
                                          Traders Trust Company

Michael P. Pinto     Executive Officer    Executive Vice
One M&T Plaza                         President and
19th Floor                                and Chief Financial
Buffalo, NY 14203-2399                    Officer, Manufacturers
                                          and Traders Trust
                                          Company and M&T Bank
                                          Corporation

Melinda R. Rich         Director          President,
P.O. Box 245                              Rich Entertainment
Buffalo, NY 14240-0245                    Group

Robert E. Sadler, Jr.     Director and    President,
19th Floor                Executive       Manufacturers
Buffalo, NY 14203-2399    Officer         and Traders Trust
                                          Company and
                                          Executive Vice
                                          President, M&T Bank
                                          Corporation

Eugene J. Sheehy        Director          Chairman and Chief
25 South Charles Street                   Executive Officer,
22nd Floor                                 M&T Bank's Mid-Atlantic
Baltimore, MD 21201                        Division

Stephen G. Sheetz       Director          Chairman of the Board,
5700 6th Avenue                           Sheetz, Inc.
Altoona, PA 16602

Herbert L. Washington   Director          President,
4900 Market Street                        H.L.W. Fast Track, Inc.
Boardman, OH 44512

Robert G. Wilmers      Director and       Chariman of the Board,
One M&T Plaza      Executive Officer  President, and Chief,
19th Floor                                Executive Officer;
Buffalo, NY  14203-2399                   M&T Bank Corporation;
                                          and Chairman of the
                                          Board and Chief
                                          Executive Officer,
                                          Manufacturers and
                                          Traders Trust Company

Item 27.    Principal Underwriters:
            -----------------------

            (a)  Edgewood   Services,   Inc.  the  Distributor  for
                  shares  of  the  Registrant,  acts  as  principal
                  underwriter    for   the    following    open-end
                  investment  companies,  including the Registrant:
                  BBH  Fund,  Inc.,  BBH  Trust,  Excelsior  Funds,
                  Inc., Excelsior  Institutional  Trust,  Excelsior
                  Tax-Exempt  Funds,  Inc.,   Hibernia  Funds,  The
                  Huntington   Funds,   Huntington  VA  Funds,  MTB
                  Group of Funds and WesMark Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor          With Registrant

Charles L. Davis, Jr.         President,                  Chief Executive
5800 Corporate Drive          Edgewood Services, Inc.     Officer
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive            --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director,                         --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John B. Fisher                Director,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

James F. Getz                 Director,                         --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley II              Director and Treasurer            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                   --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson                Secretary,                        --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak              Assistant Treasurer,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)                       Not applicable

Item 28.    Location of Accounts and Records:
            ---------------------------------

All accounts and records required to be maintained by Section
31(a) of the Investment Company Act of 1940 and Rules 31a-1
through 31a-3 promulgated thereunder are maintained at one of the following locations:

MTB Group of Funds                 Reed Smith LLP
                                   Investment Management Group (IMG)
                                   Federated Investors Tower
                                   12th Floor
                                   1001 Liberty Avenue
                                   Pittsburgh, Pennsylvania 15222-3779
                                   (Notices should be sent to the
                                   Agent for Service at the above address)

                                   5800 Corporate Drive,
                                   Pittsburgh, Pennsylvania 15237-7010

Boston Financial Data              2 Heritage Drive
Services, Inc.                     North Quincy, Massachusetts 02171
("Transfer Agent, Dividend
Disbursing Agent")

Federated Services Company         Federated Investors Tower
("Co-Administrator")               1001 Liberty Avenue
                                   Pittsburgh, Pennsylvania 15222-3779

M&T Securities, Inc.           One M&T Plaza
("Co-Administrator")               Buffalo, New York 14240

MTB Investment Advisors,Inc.       100 E. Pratt Street, 17th Floor
a subsidiary of                    Baltimore, MD 21202
Manufacturers and Traders
Trust Company ("Adviser")

UBS Global Asset Management        209 South LaSalle Street
(Americas) Inc.                    Chicago, Illinois 60604
("Sub-Adviser" to the MTB
International Equity Fund only)

LSV Asset Management               200 West Madison Street
("Sub-Adviser" to the MTB          Suite 2780
Small Cap Stock Fund and           Chicago, Illinois 60806
the MTB Mid Cap Stock Fund)

Mazama Capital Management, Inc.    One SW Columbia Street
("Sub-Adviser" to the MTB          Suite 1860
Small Cap Stock Fund only)         Portland, OR 97258

NWQ Investment Management          2049 Century Park East
Company, LLC                       Los Angeles, California 90067
("Sub-Adviser" to the MTB
Large Cap Value Fund and the
MTB Large Cap Value Fund II)

DePrince, Race & Zollo, Inc.   201 South Orange Avenue
("Sub-Adviser" to the MTB          Suite 850
Equity Income Fund)                Orlando, Florida 32801

State Street Bank                  P.O. Box 8609
and Trust Company("Custodian")     Boston, Massachusetts 02266-8609

Item 29.    Management Services:  Not applicable.
            --------------------

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the
            provisions of Section 16(c) of the 1940 Act with
            respect to the removal of Trustees/Directors and the
            calling of special shareholder meetings by
            shareholders.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the Registrant,  MTB GROUP OF FUNDS,  certifies that it meets all of the requirements for effectiveness of this Amendment to its
Registration  Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned,  duly  authorized,  in the City of Pittsburgh and
Commonwealth of Pennsylvania, on the 28th day of April, 2005.

                               MTB GROUP OF FUNDS

                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Secretary
                  April 28, 2005

     Pursuant to the  requirements of the Securities Act of 1933, this Amendment to its  Registration  Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                      TITLE                   DATE
    ----                      -----                   ----

By: /s/ C. Grant Anderson
    C. Grant Anderson      Attorney In Fact        April 28, 2005
    SECRETARY              For the Persons
                           Listed Below

    NAME                      TITLE

Joseph J. Castiglia*          Chairman of the Board and Trustee

Charles L. Davis, Jr.*        Chief Executive Officer
                              (Principal Executive Officer)

Carl W. Jordan*               President

Richard J. Thomas*            Treasurer
                              (Principal Financial Officer)

William H. Cowie, Jr.*        Trustee

John S. Cramer*               Trustee

Mark J. Czarnecki*            Trustee

Daniel R. Gernatt, Jr.*       Trustee

Richard B. Seidel*            Trustee

* By Power of Attorney